UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 64.0%

VALIC Co. I Blue Chip Growth Fund	1,060,237	$15,044,769
VALIC Co. I Dividend Value Fund	3,256,817	37,844,208
VALIC Co. I Mid Cap Index Fund	719,644	17,588,093
VALIC Co. I Mid Cap Strategic Growth Fund	106,440	1,506,120
VALIC Co. I Nasdaq-100 Index Fund	1,618,998	11,300,607
VALIC Co. I Science & Technology Fund†	586,560	11,261,943
VALIC Co. I Small Cap Index Fund	490,892	8,899,880
VALIC Co. I Small Cap Special Values Fund	802,552	9,084,889
VALIC Co. I Stock Index Fund	1,844,689	55,469,790
VALIC Co. I Value Fund	173,751	2,154,513
VALIC Co. II Capital Appreciation Fund	1,025,895	12,731,362
VALIC Co. II Large Cap Value Fund	272,463	3,898,947
VALIC Co. II Mid Cap Growth Fund	516,028	4,866,144
VALIC Co. II Mid Cap Value Fund	1,519,984	32,390,863
VALIC Co. II Small Cap Growth Fund	347,441	5,190,766
VALIC Co. II Small Cap Value Fund	1,252,931	19,645,954

Total Domestic Equity Investment Companies (cost $205,502,763)		248,878,848

Fixed Income Investment Companies - 11.2%

VALIC Co. I Capital Conservation Fund	371,423	3,717,946
VALIC Co. I Government Securities Fund	507,322	5,555,172
VALIC Co. II Core Bond Fund	2,084,151	22,863,133
VALIC Co. II High Yield Bond Fund	974,721	7,563,832
VALIC Co. II Strategic Bond Fund	343,330	3,989,499

Total Fixed Income Investment Companies (cost $44,086,787)		43,689,582

International Equity Investment Companies - 18.4%

VALIC Co. I Emerging Economies Fund	6,268,447	50,711,736
VALIC Co. I Foreign Value Fund	491,252	4,720,932
VALIC Co. I International Equities Fund	1,204,238	7,791,419
VALIC Co. I International Growth Fund	668,218	8,259,175

Total International Equity Investment Companies (cost $66,437,629)		71,483,262

Real Estate Investment Companies - 6.4%

VALIC Co. I Global Real Estate Fund (cost $21,371,079)	2,783,843	24,915,392

TOTAL INVESTMENTS (cost $337,398,258)(2)	100.0%	388,967,084
Other assets less liabilities	0.0	54,102

NET ASSETS	100.0%	$389,021,186

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$248,878,848	$—	$—	$248,878,848
Fixed Income Investment Companies	43,689,582	—	—	43,689,582
International Equity Investment Companies	71,483,262	—	—	71,483,262
Real Estate Investment Companies	24,915,392	—	—	24,915,392

Total	$388,967,084	$—	$—	$388,967,084

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.3%
Agricultural Chemicals - 1.5%

Monsanto Co.	10,240	$1,030,554

Apparel Manufacturers - 2.0%

Michael Kors Holdings, Ltd.†	8,800	552,816
Under Armour, Inc., Class A†	12,970	804,140

		1,356,956

Applications Software - 3.0%

Citrix Systems, Inc.†	7,430	478,120
Intuit, Inc.	11,540	674,398
Salesforce.com, Inc.†	21,870	925,757

		2,078,275

Athletic Footwear - 1.0%

NIKE, Inc., Class B	11,090	683,809

Auto/Truck Parts & Equipment-Original - 1.2%

Delphi Automotive PLC	16,720	816,103

Beverages-Non-alcoholic - 4.3%

Coca-Cola Enterprises, Inc.	24,840	923,054
PepsiCo, Inc.	24,950	2,015,212

		2,938,266

Building Products-Cement - 0.8%

Martin Marietta Materials, Inc.	4,780	521,163

Casino Hotels - 1.2%

Las Vegas Sands Corp.	14,520	840,708

Chemicals-Specialty - 1.0%

Eastman Chemical Co.	9,340	669,865

Commercial Services-Finance - 4.1%

Mastercard, Inc., Class A	2,680	1,528,270
Moody’s Corp.	10,010	665,064
Paychex, Inc.	15,570	579,671

		2,773,005

Computer Services - 3.8%

International Business Machines Corp.	12,630	2,627,293

Computers-Memory Devices - 1.8%

EMC Corp.†	50,550	1,251,618

Diversified Manufacturing Operations - 3.3%

Danaher Corp.	17,760	1,097,923
Eaton Corp. PLC	18,080	1,194,365

		2,292,288

E-Commerce/Products - 1.6%

Amazon.com, Inc.†	3,990	1,073,430

E-Commerce/Services - 1.5%

priceline.com, Inc.†	1,260	1,012,952

Electronic Components-Semiconductors - 4.0%

Broadcom Corp., Class A	20,970	753,033
Texas Instruments, Inc.	34,070	1,222,772
Xilinx, Inc.	19,450	790,642

		2,766,447

Electronic Forms - 0.9%

Adobe Systems, Inc.†	14,450	620,050

Engineering/R&D Services - 1.4%

Fluor Corp.	14,820	936,772

Engines-Internal Combustion - 1.7%

Cummins, Inc.	9,490	1,135,289

Enterprise Software/Service - 2.0%

Oracle Corp.	41,020	1,384,835

Finance-Credit Card - 0.8%

Discover Financial Services	11,500	545,215

Finance-Other Services - 0.9%

IntercontinentalExchange, Inc.†	3,620	619,780

Food-Misc./Diversified - 1.8%

Kraft Foods Group, Inc.	11,213	618,173
Mondelez International, Inc., Class A	21,750	640,755

		1,258,928

Food-Retail - 1.6%

Whole Foods Market, Inc.	20,500	1,063,130

Internet Content-Entertainment - 1.0%

Facebook, Inc., Class A†	29,100	708,585

Internet Content-Information/News - 1.0%

LinkedIn Corp., Class A†	3,930	658,393

Investment Management/Advisor Services - 1.1%

T. Rowe Price Group, Inc.	10,130	768,462

Medical-Biomedical/Gene - 8.8%

Alexion Pharmaceuticals, Inc.†	7,990	779,345
Amgen, Inc.	9,070	911,807
Biogen Idec, Inc.†	4,590	1,090,079
Celgene Corp.†	7,850	970,652
Gilead Sciences, Inc.†	25,590	1,394,143
Illumina, Inc.†	6,040	424,733
Vertex Pharmaceuticals, Inc.†	5,620	451,342

		6,022,101

Medical-Drugs - 3.5%

Allergan, Inc.	6,430	639,721
Bristol-Myers Squibb Co.	24,100	1,108,841
Eli Lilly & Co.	11,760	625,161

		2,373,723

Medical-Generic Drugs - 0.6%

Perrigo Co.	3,330	385,980

Medical-Wholesale Drug Distribution - 1.5%

McKesson Corp.	9,000	1,024,740

Metal Processors & Fabrication - 1.9%

Precision Castparts Corp.	5,960	1,274,963

Multimedia - 2.6%

News Corp., Class A	25,040	804,034
Viacom, Inc., Class B	14,750	971,878

		1,775,912

Oil Companies-Exploration & Production - 1.3%

EOG Resources, Inc.	7,050	910,155

Oil Field Machinery & Equipment - 0.9%

National Oilwell Varco, Inc.	9,130	641,839

Oil-Field Services - 1.9%

Schlumberger, Ltd.	18,060	1,318,922

Retail-Apparel/Shoe - 2.0%

PVH Corp.	6,400	737,216
Urban Outfitters, Inc.†	15,340	643,206

		1,380,422

Retail-Building Products - 2.1%

Home Depot, Inc.	18,730	1,473,302

Retail-Discount - 2.5%

Dollar General Corp.†	8,340	440,352
Wal-Mart Stores, Inc.	17,350	1,298,474

		1,738,826

Retail-Drug Store - 1.1%

CVS Caremark Corp.	12,640	727,811

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	7,850	461,737

Retail-Restaurants - 1.5%

Starbucks Corp.	16,010	1,009,751

Semiconductor Components-Integrated Circuits - 3.1%

Analog Devices, Inc.	20,040	920,437
QUALCOMM, Inc.	19,180	1,217,547

		2,137,984

Telecommunication Equipment - 1.2%

Juniper Networks, Inc.†	44,830	794,836

Therapeutics - 0.8%

Onyx Pharmaceuticals, Inc.†	5,850	558,383

Tobacco - 2.8%

Philip Morris International, Inc.	20,800	1,890,928

Transport-Rail - 2.2%

Union Pacific Corp.	9,750	1,507,545

Transport-Services - 1.2%

FedEx Corp.	8,470	816,000

Web Portals/ISP - 3.8%

Google, Inc., Class A†	2,950	2,567,709

Total Long-Term Investment Securities
(cost $54,829,929)		67,225,740

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Time Deposits - 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/03/2013
(cost $1,094,000)	$1,094,000	1,094,000

TOTAL INVESTMENTS
(cost $55,923,929) (1)	99.9%	68,319,740
Other assets less liabilities	0.1	57,873

NET ASSETS	100.0%	$68,377,613

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$6,022,101	$—	$—	$6,022,101
Other Industries*	61,203,639	—	—	61,203,639
Short-Term Investment Securities:
Time Deposits	—	1,094,000	—	1,094,000

Total	$67,225,740	$1,094,000	$—	$68,319,740

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 99.8%
Domestic Equity Investment Companies - 32.1%

VALIC Co. I Blue Chip Growth Fund	362,424	$5,142,794
VALIC Co. I Dividend Value Fund	948,608	11,022,827
VALIC Co. I Mid Cap Index Fund	319,023	7,796,912
VALIC Co. I Nasdaq-100 Index Fund	397,030	2,771,272
VALIC Co. I Science & Technology Fund†	120,874	2,320,784
VALIC Co. I Small Cap Index Fund	217,616	3,945,372
VALIC Co. I Small Cap Special Values Fund	147,472	1,669,384
VALIC Co. I Stock Index Fund	885,998	26,641,966
VALIC Co. I Value Fund	50,643	627,978
VALIC Co. II Capital Appreciation Fund	267,424	3,318,733
VALIC Co. II Large Cap Value Fund	132,353	1,893,977
VALIC Co. II Mid Cap Growth Fund	96,508	910,075
VALIC Co. II Mid Cap Value Fund	500,210	10,659,482
VALIC Co. II Small Cap Growth Fund	23,389	349,431
VALIC Co. II Small Cap Value Fund	320,983	5,033,013

Total Domestic Equity Investment Companies (cost $72,682,243)		84,104,000

Fixed Income Investment Companies - 54.9%

VALIC Co. I Capital Conservation Fund	745,056	7,458,006
VALIC Co. I Government Securities Fund	565,304	6,190,075
VALIC Co. I Inflation Protected Fund	1,054,824	12,172,666
VALIC Co. II Core Bond Fund	4,974,991	54,575,655
VALIC Co. II High Yield Bond Fund	2,602,281	20,193,698
VALIC Co. II Strategic Bond Fund	3,702,309	43,020,826

Total Fixed Income Investment Companies (cost $142,518,003)		143,610,926

International Equity Investment Companies - 9.6%

VALIC Co. I Emerging Economies Fund	2,519,539	20,383,072
VALIC Co. I Foreign Value Fund	242,665	2,332,012
VALIC Co. I International Equities Fund	139,899	905,149
VALIC Co. I International Growth Fund	133,695	1,652,470

Total International Equity Investment Companies (cost $24,337,602)		25,272,703

Real Estate Investment Companies - 3.2%

VALIC Co. I Global Real Estate Fund (cost $7,668,923)	928,575	8,310,743

TOTAL INVESTMENTS (cost $247,206,771)(2)	99.8%	261,298,372
Other assets less liabilities	0.2	408,162

NET ASSETS	100.0%	$261,706,534

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$84,104,000	$—	$—	$84,104,000
Fixed Income Investment Companies	143,610,926	—	—	143,610,926
International Equity Investment Companies	25,272,703	—	—	25,272,703
Real Estate Investment Companies	8,310,743	—	—	8,310,743

Total	$261,298,372	$—	$—	$261,298,372

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 6.6%
Diversified Financial Services - 6.6%

Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$700,000	$697,903
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	540,000	545,478
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.71% due 02/20/2036(1)	988,824	992,381
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	901,874	908,434
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	647,270	655,378
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.75% due 01/25/2035(1)	1,249,821	1,229,696
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	290,000	290,672
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	720,361
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.24% due 12/25/2036	1,151,583	1,109,698
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	830,000	815,286
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,396
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	11,725	11,699
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	850,000	888,453
CLI Funding V LLC Series 2013-1A Class Note 2.83% due 03/18/2028*	593,933	587,253
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	42,000	42,790
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	2,400,000	2,381,906
Commercial Mtg. Trust Pass Through Certs. VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(2)	1,500,000	1,736,592
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	513,248	514,520
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034	296,907	288,907
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	491,448	493,245
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,200,000	1,414,956
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	550,000	549,402
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	788,434	821,319
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	1,015,178	1,063,612
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	872,772
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	788,319
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	848,000	855,290
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	450,554
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	263,648
Impac Secured Assets CMN Owner Trust FRS Series 2004-4, Class 2A2 0.55% due 02/25/2035(1)	555,906	535,393
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	2,000,000	1,985,292
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	1,470,000	1,460,000
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,259,216
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(2)	750,000	840,186
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	500,000	507,732
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	312,214	318,855
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(1)	1,366,024	1,367,799

MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(1)	244,140	217,919
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.87% due 08/25/2034	145,750	150,279
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	352,676	370,476
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(1)	1,092,398	1,110,179
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	228,688	231,476
Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	510,344	527,540
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*	637,650	633,100
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	3,717,261	3,808,237
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	2,161,000	2,367,853
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	1,000,000	1,122,085
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	941,579	969,970
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	1,675,062	1,752,993
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	273,159	278,065
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	98,199	99,772
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	303,657

Total Asset Backed Securities (cost $45,029,323)		45,311,994

U.S. CORPORATE BONDS & NOTES - 30.5%
Advanced Materials - 0.0%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	300,000	313,500

Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	471,000	502,793

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	140,000	134,050

Aerospace/Defense - 0.3%

Boeing Co. Senior Notes 0.95% due 05/15/2018	917,000	892,362
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	649,000	593,451
Raytheon Co. Senior Notes 2.50% due 12/15/2022	695,000	661,376

		2,147,189

Aerospace/Defense-Equipment - 0.2%

Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	793,000	816,790
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	556,000	582,350
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	235,000	235,000

		1,634,140

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	162,784	169,295
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	162,938	167,826
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	469,000	492,450

		829,571

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	479,000	513,728

Auction House/Art Dealers - 0.1%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	850,000	856,375

Auto-Cars/Light Trucks - 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	597,000	674,610
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	752,000	748,670

		1,423,280

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	792,000	823,680

Banks-Commercial - 1.0%

Capital One NA Senior Notes 1.50% due 03/22/2018	1,123,000	1,104,722
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	355,000	384,287
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	533,000	550,831
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	972,000	951,912
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	185,000	209,512
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	982,864
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,627,293
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(3)	917,000	923,877

		6,735,298

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	949,000	958,656
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,586,868

		2,545,524

Banks-Money Center - 0.0%

Chase Capital III FRS Limited Guar. Notes 0.84% due 03/01/2027	92,000	78,430

Banks-Super Regional - 0.2%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	52,325
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	747,000	877,965
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(3)	235,000	275,244

		1,205,534

Beverages-Non-alcoholic - 0.1%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	521,000	445,455

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,564,000	1,565,960

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	655,000	697,575

Building & Construction Products-Misc. - 0.1%

Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	173,000	173,865
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	606,000	671,659

		845,524

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	826,000	859,040

Building Products-Cement - 0.1%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	725,000	777,562

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	150,000	160,875

Cable/Satellite TV - 0.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,276,000	1,295,140
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	627,000	674,025
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	1,615,000	1,611,953
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	225,000	229,920

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	918,000	891,903
DISH DBS Corp. Senior Notes 4.25% due 04/01/2018*	896,000	873,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	453,444

		6,029,985

Casino Hotels - 0.3%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	1,027,000	978,217
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	140,000	119,700
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)(5)	343,919	374,872
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	515,000	511,138
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	173,906
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*	180,000	188,550

		2,346,383

Casino Services - 0.0%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	47,190
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	96,525

		143,715

Cellular Telecom - 0.2%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	605,000	603,487
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	499,000	527,693
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	350,000	379,750

		1,510,930

Chemicals-Diversified - 0.3%

Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	615,000	618,075
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	791,000	796,932
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	397,500

		1,812,507

Chemicals-Other - 0.1%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	354,000	400,905

Chemicals-Plastics - 0.0%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	240,000	246,600

Chemicals-Specialty - 0.2%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	724,766
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	844,000	829,230

		1,553,996

Coal - 0.4%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	262,000	236,455
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	455,000	409,500
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	90,000	92,700
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	279,000	291,555
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	271,000	279,130
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	725,000	788,437

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	509,000	539,540

		2,637,317

Coatings/Paint - 0.1%

US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	756,000	797,580

Commercial Services - 0.0%

Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	175,000	189,656

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	285,000	285,713
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	380,000	415,150

		700,863

Computer Services - 0.7%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	206,000	219,414
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	3,005,000	2,978,412
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	1,180,000	1,139,705
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	475,000	613,282

		4,950,813

Computers - 0.2%

Apple, Inc. Senior Notes 1.00% due 05/03/2018	382,000	374,843
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	672,000	677,971

		1,052,814

Consulting Services - 0.0%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	155,000	165,850

Consumer Products-Misc. - 0.2%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	459,000	465,885
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	847,000	859,705
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	250,000	272,500

		1,598,090

Containers-Metal/Glass - 0.4%

Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	884,000	845,325
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	122,000	119,255
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	1,507,000	1,704,794

		2,669,374

Containers-Paper/Plastic - 0.3%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	369,000	416,047
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	79,000	85,881
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	1,025,000	1,035,250
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	286,000	320,320

		1,857,498

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	693,225

Data Processing/Management - 0.1%

First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	492,000	514,140

Direct Marketing - 0.0%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	157,600	165,874

Distribution/Wholesale - 0.4%

Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	1,342,000	1,316,727
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,234,000	1,205,832

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	400,000	399,000

		2,921,559

Diversified Banking Institutions - 3.0%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	190,000	203,300
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	430,000	503,100
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 07/08/2013(3)	822,000	723,360
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	2,300,000	2,568,514
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	600,000	701,134
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	89,340
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	1,993,000	1,874,301
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,727,000	2,871,141
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)	507,000	527,280
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	821,000	914,627
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	961,000	1,117,194
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,252,000	2,456,024
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	679,000	817,022
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)	250,000	291,875
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077	103,000	81,370
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,236,000	1,220,057
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	631,000	604,535
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	459,000	471,354
Morgan Stanley Senior Notes 6.25% due 08/09/2026	1,761,000	2,058,959
Morgan Stanley Senior Notes 6.38% due 07/24/2042	637,000	748,202

		20,842,689

Diversified Financial Services - 0.7%

General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(3)	900,000	895,950
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	740,110
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	663,000	756,456
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,102,000	2,619,094

		5,011,610

Diversified Manufacturing Operations - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	337,080
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,166,348

		1,503,428

E-Commerce/Services - 0.2%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	1,195,000	1,212,925

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	320,000	296,337

Electric-Generation - 0.2%

AES Corp. Senior Notes 4.88% due 05/15/2023	758,000	744,735
AES Corp. Senior Notes 8.00% due 10/15/2017	219,000	256,778
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(7)(8)	455,000	260,487

		1,262,000

Electric-Integrated - 1.4%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	492,027

Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	1,112,000	1,093,052
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	1,394,000	1,566,285
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	889,000	940,025
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	2,081,000	2,051,385
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	932,322
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	280,860
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	541,000	606,143
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,155,000	1,220,893
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	665,000	744,641

		9,927,633

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,275,000	1,290,938
Intel Corp. Senior Notes 4.00% due 12/15/2032	617,000	595,551

		1,886,489

Finance-Auto Loans - 0.2%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	530,419
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	487,000	513,785
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	136,800

		1,181,004

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	790,000	793,950
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	400,000	401,000

		1,194,950

Finance-Consumer Loans - 0.2%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	567,000	672,226
SLM Corp. Senior Notes 5.50% due 01/25/2023	979,000	922,050

		1,594,276

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC Senior Notes 6.25% due 01/15/2036	678,000	707,541
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	179,000	36
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	230,000	46
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	615,000	659,659

		1,367,282

Finance-Leasing Companies - 0.1%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	793,000	804,895
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	120,000	129,300

		934,195

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 1.00% due 02/02/2015	463,000	466,434
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.35% due 06/15/2020	775,000	774,453
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	682,000	695,640

		1,936,527

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	380,000	349,600

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	451,000	485,953

Food-Dairy Products - 0.1%

Land O’ Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	860,000	864,300
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	100,000	107,500

		971,800

Food-Retail - 0.1%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	877,000	834,246

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(9)(10)	8,931	3,572

Gas-Distribution - 0.1%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	342,000	430,602

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	265,000	276,925

Independent Power Producers - 0.3%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	144,000	158,400
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	150,000	165,000
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023*	875,000	861,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	130,000	151,775
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	454,106

		1,791,156

Insurance-Life/Health - 0.7%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	624,413
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	1,493,000	1,479,109
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	360,979
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	969,000	971,405
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	723,000	783,188
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	871,000	918,905

		5,137,999

Insurance-Multi-line - 0.3%

Loews Corp. Senior Notes 2.63% due 05/15/2023	812,000	769,819
Loews Corp. Senior Notes 4.13% due 05/15/2043	840,000	772,377
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	788,000	817,390

		2,359,586

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	226,908
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,400,056

		1,626,964

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	816,000	859,860

Medical Instruments - 0.1%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	627,000	659,918

Medical Products - 0.3%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	439,816
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	675,444
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	742,000	799,505

		1,914,765

Medical-Biomedical/Gene - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	462,000	509,560

Medical-Drugs - 0.3%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,029,000	1,033,167
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	744,000	799,800
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	200,000	213,500

		2,046,467

Medical-Generic Drugs - 0.4%

Actavis, Inc. Senior Notes 3.25% due 10/01/2022	998,000	980,608
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	1,644,000	1,910,555

		2,891,163

Medical-HMO - 0.0%

Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	294,238

Medical-Hospitals - 0.4%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	329,945
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	722,000	792,395
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	760,000	794,200
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	234,000	245,700
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	260,000	245,700

		2,407,940

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	605,000	598,122

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	791,000	759,368

Motion Pictures & Services - 0.0%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	270,000	291,600

MRI/Medical Diagnostic Imaging - 0.2%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	1,017,000	1,092,004

Multimedia - 0.5%

NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	1,108,000	1,236,387
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	900,000	1,136,417
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	854,915

		3,227,719

Music - 0.1%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	567,000	598,185

Non-Hazardous Waste Disposal - 0.1%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	435,000	417,600

Oil & Gas Drilling - 0.0%

Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	101,000	108,575

Oil Companies-Exploration & Production - 2.2%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	351,780
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	1,095,000	1,318,741
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	614,000	747,761
Apache Corp. Senior Notes 4.75% due 04/15/2043	621,000	619,588
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	575,000	566,375
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	225,000	243,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	611,000	659,880
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	1,127,000	1,172,080
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	100,000	111,500

Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	450,000	454,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	522,935
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	610,000	654,225
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	622,000	639,105
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	315,000	320,513
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	220,000	221,650
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	135,000	147,825
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	210,000	211,050
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	485,000	482,575
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	614,000	638,560
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	255,000	252,450
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	260,000	260,000
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	1,062,000	1,193,821
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	135,000	148,163
Plains Exploration & Production Co. Company Guar. Notes 6.50% due 11/15/2020	525,000	581,437
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	421,000	476,256
Plains Exploration & Production Co. Senior Notes 7.63% due 04/01/2020	375,000	422,812
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	140,000
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	350,000	374,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	401,000
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	457,000	476,422
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	205,000	205,000

		15,015,504

Oil Companies-Integrated - 0.3%

Hess Corp. Senior Notes 5.60% due 02/15/2041	539,000	572,549
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	602,501
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	746,000	699,827

		1,874,877

Oil-Field Services - 0.2%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	250,000	267,500
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	485,000	497,125
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	297,000	307,395
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	325,000	350,187

		1,422,207

Paper & Related Products - 0.5%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	776,000	766,300
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,796,502

Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	193,000	201,202
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	300,000	318,000

		3,082,004

Petrochemicals - 0.1%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	808,000	814,060

Pipelines - 1.0%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	786,050
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	175,000	187,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	84,000	85,680
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	125,000	132,813
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	125,000	144,063
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	849,000	804,443
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	153,000	170,039
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	160,000	183,600
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	1,632,000	1,837,733
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	389,000	386,879
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	304,500
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	300,000	313,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	717,000	776,152
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.25% due 11/15/2023*	325,000	309,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	384,000	393,600

		6,815,864

Printing-Commercial - 0.1%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	220,000	240,900
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	358,000	368,740

		609,640

Publishing-Newspapers - 0.1%

McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	385,000	415,800

Radio - 0.1%

Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	364,000	349,440

Real Estate Investment Trusts - 0.4%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	389,180
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	220,000	235,400
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	351,416
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	119,000	130,467
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	195,000	210,600
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	380,000	385,700
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.38% due 06/01/2023	762,000	774,383

		2,477,146

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	444,488

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	144,228

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(9)(10)	100,000	4

Rental Auto/Equipment - 0.1%

Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	80,000	86,400
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	358,000	386,640
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	364,000	374,920

		847,960

Retail-Apparel/Shoe - 0.1%

CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	335,000	349,237
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	325,969

		675,206

Retail-Bedding - 0.0%

Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	250,000	264,375

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	311,389	354,896
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	536,976	624,999
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	210,000	236,250

		1,216,145

Retail-Misc./Diversified - 0.1%

CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	934,000	943,340

Retail-Pawn Shops - 0.1%

Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	350,000	347,375

Retail-Pet Food & Supplies - 0.1%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	495,000	543,881

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	695,000	713,244

Retail-Restaurants - 0.3%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	241,338
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	555,712
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,059,000	1,186,080

		1,983,130

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	230,000	243,513

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	842,000	894,045
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,561,000	1,854,715
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	735,000	878,555
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	444,088

		4,071,403

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	679,000	682,140
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	360,000	341,426
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	527,008

		1,550,574

Security Services - 0.2%

ADT Corp. Senior Notes 2.25% due 07/15/2017	873,000	873,809
ADT Corp. Senior Notes 4.88% due 07/15/2042	646,000	593,462

		1,467,271

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	388,515

Special Purpose Entities - 0.4%

Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	446,000	441,540
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,532,470
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	483,000	459,209

		2,433,219

Steel Pipe & Tube - 0.1%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	486,000	492,075

Steel-Producers - 0.1%

AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	365,000	400,587
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	379,000	409,320

		809,907

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	454,075

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	315,000	379,270
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	150,000	173,250
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	146,270

		698,790

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	519,000	481,467
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	714,000	869,855
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	658,000	757,491
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	148,000	152,995
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,253,000	1,281,192
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	617,000	655,562
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	225,000	230,625
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	36,000	41,940
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	810,660
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	194,555
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	760,000	885,400
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	193,000	232,804
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	287,000	283,413

		6,877,959

Television - 0.1%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	370,000	395,900

Theaters - 0.2%

Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	100,000	99,625
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	586,000	594,790
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	160,000	171,600
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	306,000	306,382

		1,172,397

Transport-Equipment & Leasing - 0.2%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	491,000	507,232
GATX Corp. Senior Notes 2.38% due 07/30/2018	305,000	306,282

GATX Corp. Senior Notes 3.90% due 03/30/2023	680,000	683,273

		1,496,787

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	691,478

Transport-Services - 0.1%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	399,000	414,960

Travel Services - 0.1%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	693,000	764,032

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	672,000	683,760

Wire & Cable Products - 0.0%

International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*	39,000	40,170

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	19,795	21,253

Total U.S. Corporate Bonds & Notes
(cost $207,840,278)		209,319,545

FOREIGN CORPORATE BONDS & NOTES - 7.1%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*	803,000	800,044

Auto/Truck Parts & Equipment-Original - 0.1%

Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	821,000	806,632

Banks-Commercial - 1.5%

ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,286,089
Bank of Montreal Senior Notes 1.45% due 04/09/2018	977,000	963,616
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	584,000	654,084
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	734,000	729,103
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,081,129
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,414,641
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,015,000	1,988,867

		10,117,529

Banks-Money Center - 0.2%

Royal Bank of Scotland NV FRS Sub. Notes 0.98% due 03/09/2015	1,108,000	1,073,153

Beverages-Non-alcoholic - 0.1%

Fomento Economico Mexicano SAB de CV Senior Notes 4.38% due 05/10/2043	600,000	540,883

Cable/Satellite TV - 0.0%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	300,000	316,500

Chemicals-Diversified - 0.0%

OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	90,000	96,750

Commercial Services - 0.1%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	735,000	790,125

Computers-Memory Devices - 0.0%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	225,000	250,875

Containers-Metal/Glass - 0.1%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	492,000	504,300

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	758,000	788,320

Diversified Banking Institutions - 0.3%

Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	1,785,000	1,721,490
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	638,000	655,317

		2,376,807

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,190,000	1,288,426

Diversified Manufacturing Operations - 0.3%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,106,000	1,155,770
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	559,000	561,050

		1,716,820

Diversified Minerals - 0.3%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	190,000	193,800
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	846,000	854,460
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	692,000	703,698

		1,751,958

Finance-Leasing Companies - 0.1%

AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	210,000	227,325
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	349,648
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	171,000	179,550

		756,523

Hazardous Waste Disposal - 0.1%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	376,000	389,160

Insurance-Multi-line - 0.0%

Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)	205,000	214,225

Investment Companies - 0.1%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	905,000	847,095

Medical Products - 0.2%

Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	564,000	570,376
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	703,000	712,912

		1,283,288

Medical-Drugs - 0.3%

Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 06/15/2021*	445,000	447,225
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,470,895

		1,918,120

Oil & Gas Drilling - 0.5%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	352,000	348,480
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	1,013,000	1,176,051
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	1,068,000	1,215,954
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	588,454

		3,328,939

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	800,000	1,054,713
PT Pertamina Persero Senior Notes 5.63% due 05/20/2043*	1,311,000	1,183,177

		2,237,890

Oil Companies-Integrated - 0.9%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	626,000	660,923
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	982,895
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	936,000	891,932
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,368,000	1,441,674
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	523,000	512,540
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	1,180,000	1,127,067
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	847,000	794,071

		6,411,102

Petrochemicals - 0.2%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	1,023,672

Real Estate Operations & Development - 0.1%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	879,000	876,802

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*	887,000	887,314

Satellite Telecom - 0.1%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	573,000	602,366

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	807,000	839,280

Specified Purpose Acquisitions - 0.1%

EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	586,000	568,895

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	205,725

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	240,000	255,600
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	225,000	231,188
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(5)	450,500	475,277

		962,065

Telephone-Integrated - 0.4%

Koninklijke KPN NV VRS Senior Sub. Notes 7.00% due 03/28/2073*	392,000	389,576
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	337,000	364,485
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	1,209,000	1,214,759
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	552,000	550,240

		2,519,060

Total Foreign Corporate Bonds & Notes
(cost $49,256,048)		49,090,643

FOREIGN GOVERNMENT AGENCIES - 5.1%
Regional Authority - 0.3%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	996,423
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,081,433

		2,077,856

Sovereign - 4.8%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	700,000	595,000
Dominican Republic Senior Notes 5.88% due 04/18/2024*	100,000	102,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	850,000	954,125
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	725,000	806,562
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025	150,000	221,625
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	959,059
Government of Romania Senior Notes 6.75% due 02/07/2022	200,000	235,840
Government of Ukraine Bonds 7.50% due 04/17/2023*	300,000	292,650
Government of Ukraine Senior Notes 7.80% due 11/28/2022*	730,000	737,227
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	505,000	491,618
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042	270,000	256,222
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	400,000	544,000
Republic of Belarus Senior Notes 8.75% due 08/03/2015	540,000	561,600
Republic of Belarus Senior Notes 8.95% due 01/26/2018	400,000	434,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021	1,400,000	1,519,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,000,000	1,091,970

Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	885,000	889,425
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	850,000	905,250
Republic of Hungary Senior Notes 4.13% due 02/19/2018	334,000	332,831
Republic of Hungary Senior Notes 6.25% due 01/29/2020	500,000	541,875
Republic of Indonesia Bonds 3.75% due 04/25/2022	1,400,000	1,380,750
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	215,000
Republic of Latvia Senior Notes 2.75% due 01/12/2020*	1,430,000	1,376,375
Republic of Peru Senior Notes 7.13% due 03/30/2019	700,000	875,000
Republic of Peru Senior Notes 7.35% due 07/21/2025	300,000	405,450
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,750,000	1,675,625
Republic of Slovenia Senior Notes 5.50% due 10/26/2022	300,000	291,060
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*	700,000	679,140
Republic of South Africa Senior Notes 4.67% due 01/17/2024	500,000	518,750
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	700,000	700,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	200,000	205,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	800,000	1,021,000
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	780,000	1,085,175
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	1,000,000	1,645,000
Republic of Turkey Senior Notes 6.25% due 09/26/2022	600,000	732,000
Republic of Turkey Senior Notes 7.38% due 02/05/2025	1,000,000	1,315,000
Republic of Turkey Senior Notes 11.88% due 01/15/2030	300,000	555,000
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	700,000	710,500
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	500,000	512,500
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	510,000	554,625
Russian Federation Senior Notes 4.50% due 04/04/2022	600,000	645,900
Russian Federation Senior Notes 7.50% due 03/31/2030	596,000	724,140
Russian Federation Senior Notes 11.00% due 07/24/2018	200,000	283,000
United Mexican States Senior Notes 3.63% due 03/15/2022	500,000	517,500
United Mexican States Senior Notes 4.75% due 03/08/2044	1,794,000	1,780,545

		32,875,914

Total Foreign Government Agencies
(cost $35,699,171)		34,953,770

U.S. GOVERNMENT AGENCIES - 26.5%
Federal Home Loan Mtg. Corp. - 6.3%
2.50% due 01/01/2028	1,618,721	1,652,504
3.00% due 08/01/2027	706,321	735,851
3.00% due 10/01/2042	2,713,899	2,722,544
3.00% due 11/01/2042	2,179,097	2,184,038
3.00% due 02/01/2043	4,903,265	4,887,906
3.00% due 04/01/2043	1,996,861	2,002,598
3.50% due 02/01/2042	959,364	997,347
3.50% due 03/01/2042	1,004,181	1,040,957
3.50% due 04/01/2042	2,285,278	2,362,544
3.50% due 08/01/2042	2,692,059	2,800,745
4.00% due 09/01/2040	535,157	562,821
4.50% due 11/01/2018	97,858	103,622
4.50% due 02/01/2019	97,654	103,619
4.50% due 01/01/2039	161,342	171,129
4.50% due 12/01/2039	2,042,612	2,239,919
4.50% due 09/01/2040	1,408,919	1,495,261
4.50% due 06/01/2041	1,715,655	1,824,280
5.00% due 10/01/2033	12,137	13,063
5.00% due 03/01/2038	269,098	287,680
5.00% due 07/01/2038	3,025,563	3,234,477
5.00% due 07/01/2040	2,454,636	2,647,140

5.50% due 11/01/2018	54,291	58,556
5.50% due 11/01/2032	62,298	67,627
5.50% due 07/01/2034	74,194	80,355
5.50% due 02/01/2035	192,031	207,814
5.50% due 07/01/2035	4,062	4,461
5.50% due 08/01/2035	771,882	830,186
5.50% due 01/01/2036	1,017,005	1,110,963
5.50% due 05/01/2037	225,539	243,402
5.50% due 09/01/2037	347,399	373,639
5.50% due 10/01/2037	1,329,258	1,429,662
5.50% due 04/01/2038	1,166,744	1,254,873
5.50% due 06/01/2041	1,013,250	1,093,427
6.00% due 07/01/2035	104,190	114,368
6.00% due 03/01/2040	949,342	1,032,885
6.50% due 12/01/2032	406,238	465,158
6.50% due 02/01/2036	53,444	60,414
6.50% due 09/01/2036	1,114	1,260
6.50% due 05/01/2037	187,720	212,458
6.50% due 11/01/2037	328,833	372,167
7.00% due 11/01/2016	5,324	5,595
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.60% due 09/15/2039(1)(6)	2,495,781	394,331

		43,483,646

Federal National Mtg. Assoc. - 19.3%

2.50% due 02/01/2028	2,839,377	2,902,406
2.50% due 03/01/2028	2,378,601	2,431,402
3.00% due 10/01/2027	475,219	495,184
3.00% due 11/01/2027	3,974,912	4,141,908
3.00% due 01/01/2028	4,524,272	4,714,347
3.00% due 03/01/2042	2,569,278	2,582,898
3.00% due 06/01/2042	1,043,847	1,049,380
3.00% due 12/01/2042	6,230,371	6,263,399
3.00% due June TBA	2,000,000	2,008,750
3.50% due 08/01/2027	1,088,804	1,150,379
3.50% due 12/01/2041	1,732,468	1,798,912
3.50% due 01/01/2042	2,734,949	2,834,487
3.50% due 03/01/2042	1,212,403	1,256,529
3.50% due 04/01/2042	1,822,186	1,888,504
3.50% due 05/01/2042	1,798,568	1,864,027
3.50% due 07/01/2042	1,819,932	1,886,168
3.50% due 09/01/2042	978,613	1,014,230
3.50% due 03/01/2043	5,043,921	5,233,799
3.50% due June TBA	1,000,000	1,035,508
4.00% due 08/01/2026	3,685,299	3,913,436
4.00% due 04/01/2039	2,494,618	2,631,677
4.00% due 06/01/2039	977,749	1,061,106
4.00% due 07/01/2039	306,247	322,977
4.00% due 08/01/2040	974,913	1,028,171
4.00% due 09/01/2040	443,122	467,329
4.00% due 10/01/2040	874,851	922,644
4.00% due 12/01/2040	3,793,449	4,039,804
4.00% due 03/01/2041	1,188,591	1,253,523
4.00% due 09/01/2041	2,821,921	2,978,727
4.00% due 10/01/2041	2,178,304	2,299,346
4.00% due 11/01/2041	3,065,147	3,235,468
4.00% due June TBA	3,000,000	3,161,953
4.50% due 06/01/2018	16,448	17,542
4.50% due 10/01/2024	1,700,902	1,814,235
4.50% due 01/01/2025	1,013,928	1,104,459
4.50% due 03/01/2025	2,323,444	2,478,258
4.50% due 05/01/2025	1,936,129	2,065,136
4.50% due 01/01/2040	986,200	1,096,242
4.50% due 02/01/2040	2,234,500	2,483,832
4.50% due 05/01/2040	814,796	903,422
4.50% due 08/01/2040	2,932,336	3,203,639
4.50% due 09/01/2040	7,858,712	8,408,981
4.50% due 11/01/2040	1,079,588	1,155,181
4.50% due 12/01/2040	1,049,630	1,123,125
4.50% due 03/01/2041	831,788	890,550
4.50% due 05/01/2041	2,077,415	2,224,175
5.00% due 03/15/2016	248,000	278,535
5.00% due 09/01/2018	7,133	7,636
5.00% due 10/01/2018	6,468	6,924
5.00% due 02/01/2020	15,091	16,157
5.00% due 06/01/2022	384,994	414,814
5.00% due 10/01/2024	598,975	650,985
5.00% due 04/01/2035	1,687,276	1,829,366
5.00% due 02/01/2036	674,462	731,945
5.00% due 04/01/2040	910,876	1,001,161
5.00% due 05/01/2040	2,514,883	2,747,778
5.00% due 07/01/2040	5,737,706	6,274,685
5.00% due 08/01/2040	1,999,671	2,186,815
5.50% due 12/01/2029	687,503	745,771
5.50% due 12/01/2033	122,701	134,174
5.50% due 05/01/2034	87,728	95,931
5.50% due 08/01/2034	1,131,024	1,239,606
5.50% due 02/01/2037	1,361,692	1,477,100
5.50% due 07/01/2037	237,280	257,093
5.50% due 06/01/2038	395,867	431,484
6.00% due 09/01/2016	21,533	22,754
6.00% due 12/01/2016	5,816	6,146
6.00% due 12/01/2033	137,884	154,208
6.00% due 07/01/2034	107,011	118,576
6.00% due 11/01/2035	247,625	271,679
6.00% due 06/01/2036	267,363	294,553
6.00% due 12/01/2036	619,270	675,557
6.00% due 10/01/2037	45,559	49,586
6.00% due 11/01/2037	358,898	391,070
6.00% due 05/01/2038	172,825	188,291
6.00% due 07/01/2038	2,845,493	3,100,569
6.00% due 09/01/2038	1,513,232	1,647,737
6.00% due 11/01/2038	955,556	1,041,214
6.50% due 02/01/2017	7,456	8,037
6.50% due 03/01/2017	12,434	13,402
6.50% due 04/01/2029	26,926	31,305
6.50% due 06/01/2029	52,538	58,719
6.50% due 07/01/2032	16,896	19,178
6.50% due 02/01/2037	352,488	401,539
6.50% due 09/01/2037	220,073	247,125
6.50% due 10/01/2037	166,403	187,938
6.50% due 10/01/2038	119,817	134,051
6.50% due 02/01/2039	101,648	113,724

		132,542,073

Government National Mtg. Assoc. - 0.9%

4.50% due 05/15/2039	1,244,845	1,357,193

5.00% due 05/15/2034	606,990	660,538
5.00% due 01/15/2040	823,828	911,179
5.50% due 12/15/2039	1,381,245	1,497,593
6.00% due 10/15/2039	1,489,811	1,665,701
6.50% due 06/15/2029	4,144	4,699
7.00% due 09/15/2028	4,779	5,648

		6,102,551

Total U.S. Government Agencies (cost $181,268,550)		182,128,270

U.S. GOVERNMENT TREASURIES - 21.4%
United States Treasury Bonds - 2.5%

2.75% due 11/15/2042	356,000	318,676
3.13% due 11/15/2041	830,000	806,916
3.13% due 02/15/2042	3,027,000	2,940,446
3.13% due 02/15/2043	1,856,000	1,796,840
3.75% due 08/15/2041	1,052,000	1,150,789
4.25% due 11/15/2040	3,000,000	3,569,532
4.38% due 02/15/2038	674,000	816,593
4.38% due 05/15/2041	1,901,000	2,307,932
4.50% due 05/15/2038	588,000	725,904
4.63% due 02/15/2040	284,000	358,017
5.25% due 11/15/2028	1,575,000	2,069,648
8.13% due 08/15/2019	158,000	222,496

		17,083,789

United States Treasury Notes - 18.9%

0.13% due 04/15/2018TIPS(12)	2,212,137	2,319,634
0.25% due 03/31/2014	2,750,000	2,752,469
0.25% due 04/30/2014	360,000	360,323
0.25% due 01/15/2015	3,000,000	2,999,532
0.25% due 05/31/2015	4,500,000	4,495,428
0.25% due 05/15/2016	4,000,000	3,970,000
0.38% due 04/15/2015	1,900,000	1,902,597
0.38% due 11/15/2015	76,000	75,953
0.50% due 07/31/2017	3,157,000	3,111,126
0.63% due 05/31/2017	2,810,000	2,790,024
0.63% due 08/31/2017	2,947,000	2,916,378
0.63% due 04/30/2018	1,772,000	1,737,253
0.75% due 06/15/2014	7,290,000	7,333,572
0.75% due 10/31/2017	283,000	280,922
0.75% due 12/31/2017	351,000	347,600
0.88% due 12/31/2016	5,005,000	5,037,843
0.88% due 02/28/2017	7,000,000	7,037,184
0.88% due 01/31/2018	677,000	673,615
1.00% due 10/31/2016	5,835,000	5,905,656
1.00% due 03/31/2017	6,030,000	6,084,644
1.13% due 06/15/2013	9,000,000	9,002,808
1.25% due 09/30/2015	946,000	965,215
1.25% due 10/31/2015	2,407,000	2,456,457
1.38% due 12/31/2018	2,002,000	2,021,708
1.50% due 06/30/2016	158,000	162,579
1.63% due 08/15/2022	2,038,000	1,965,714
1.63% due 11/15/2022	905,000	868,729
1.75% due 07/31/2015	250,000	257,558
1.75% due 05/15/2023	759,000	731,249
1.88% due 06/30/2015	3,250,000	3,353,594
2.00% due 11/15/2021	1,001,000	1,009,837
2.00% due 02/15/2022	6,280,000	6,310,910
2.38% due 08/31/2014	10,110,000	10,383,678
2.38% due 10/31/2014	90,000	92,711
2.38% due 05/31/2018	5,631,000	5,995,697
2.50% due 04/30/2015	7,500,000	7,812,892
2.75% due 05/31/2017	2,284,000	2,461,010
2.75% due 12/31/2017	2,267,000	2,450,663
3.00% due 02/28/2017	830,000	899,577
3.13% due 05/15/2019	262,000	289,981
3.13% due 05/15/2021	2,199,000	2,421,820
3.38% due 11/15/2019	1,099,000	1,235,258
3.50% due 05/15/2020	3,472,000	3,929,870
3.63% due 08/15/2019	78,000	88,701
4.25% due 08/15/2015	750,000	813,984

		130,113,953

Total U.S. Government Treasuries (cost $145,939,399)		147,197,742

MUNICIPAL BONDS & NOTES - 0.4%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,089,661
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	985,558
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	938,516

Total Municipal Bonds & Notes (cost $2,917,527)		3,013,735

PREFERRED STOCK - 0.5%
Banks-Commercial - 0.1%
Zions Bancorporation FRS Series G 6.30%	36,000	956,520

Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	23,375	564,506

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(10)	148,000	30

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	42,435

Insurance-Reinsurance - 0.1%

RenaissanceRe Holdings, Ltd. Series E 5.38%	44,100	1,080,450

Telecom Services - 0.2%

Qwest Corp. 6.13%	47,925	1,205,314

Total Preferred Stock (cost $3,891,394)		3,849,255

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*†	565	31,075

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014†(9)(10)	382	0

Television - 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(9)(10)(11)	40	12,400
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(9)(10)(11)	39	4,875

		17,275

Total Warrants (cost $21,846)		48,350

Total Long-Term Investment Securities (cost $671,863,536)		674,913,304

SHORT-TERM INVESTMENT SECURITIES - 3.6%
Time Deposits - 3.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/03/2013 (cost $24,452,000)	$24,452,000	24,452,000

TOTAL INVESTMENTS (cost $696,315,536)(13)	101.7%	699,365,304
Liabilities in excess of other assets	(1.7)	(12,000,656)

NET ASSETS	100.0%	$687,364,648

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $100,705,606 representing 14.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity – maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Security currently paying interest/dividends in the form of additional securities.
(6)	Interest Only
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Security in default
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(10)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $20,963 representing 0.0% of net assets.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc
Expires 12/18/2016
(Strike Price $500.00)
Warrants	11/11/2010	40	$—	$12,400	$310	0.00%
ION Media Networks, Inc
Expires 12/18/2016
(Strike Price $687.00)
Warrants	11/11/2010	39	—	4,875	125	0.00

				$17,275		0.00%

(12)	Principal amount of security is adjusted for inflation.
(13)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2013 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$45,311,994	$—	$45,311,994
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	3,572	3,572
Recycling	—	—	4	4
Other Industries*	—	209,315,969	—	209,315,969
Foreign Corporate Bonds & Notes	—	49,090,643	—	49,090,643
Foreign Government Agencies	—	34,953,770	—	34,953,770
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	43,483,646	—	43,483,646
Federal National Mtg. Assoc.	—	132,542,073	—	132,542,073
Government National Mtg. Assoc.	—	6,102,551	—	6,102,551
U.S. Government Treasuries:
United States Treasury Bonds	—	17,083,789	—	17,083,789
United States Treasury Notes	—	130,113,953	—	130,113,953
Municipal Bonds & Notes	—	3,013,735	—	3,013,735
Preferred Stock:
Finance-Investment Banker/Broker	—	30	—	30
Other Industries*	3,849,225	—	—	3,849,225
Warrants:
Oil-Field Services	—	31,075	—	31,075
Other Industries*	—	—	17,275	17,275
Short-Term Investment Securities:
Time Deposits	—	24,452,000	—	24,452,000

Total	$3,849,225	$695,495,228	$20,851	$699,365,304

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 2.3%
Building-Residential/Commercial - 0.4%

KB Home Company Guar. Notes 1.38% due 02/01/2019	$1,117,000	$1,296,418
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	275,000	296,485

		1,592,903

Electronic Components-Semiconductors - 0.6%

Micron Technology, Inc. Senior Notes 1.63% due 02/15/2033*	633,000	805,097
Micron Technology, Inc. Senior Notes 2.13% due 02/15/2033*	522,000	664,245
ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026	551,000	650,869

		2,120,211

Medical-Biomedical/Gene - 0.2%

Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	715,000	714,106

Medical-Drugs - 0.1%

Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018	1,620,000	275,400

Oil Companies-Exploration & Production - 1.0%

Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037	3,162,000	3,136,808
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	480,000	519,900

		3,656,708

Total Convertible Bonds & Notes (cost $8,198,370)		8,359,328

U.S. CORPORATE BONDS & NOTES - 77.6%
Advertising Sales - 0.6%

Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,599,750
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	540,000

		2,139,750

Aerospace/Defense - 0.1%

Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	165,000	180,675

Aerospace/Defense-Equipment - 1.6%

B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,238,325
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,525,525
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	885,000	915,975
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,177,044

		5,856,869

Agricultural Operations - 0.1%

American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	422,380

Apparel Manufacturers - 0.2%

Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	678,038

Applications Software - 0.4%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,474,538

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,042,000	1,312,875

Auto/Truck Parts & Equipment-Original - 1.0%

American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	761,000	819,026
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,310,000	2,653,613

		3,472,639

Banks-Commercial - 1.3%

CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,096,950
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,804,812
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,677,375

		4,579,137

Banks-Mortgage - 0.7%

Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	335,000	341,700
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	1,915,000	2,171,610

		2,513,310

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	422,475
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	876,563

		1,299,038

Building & Construction Products-Misc. - 1.1%

Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	100,000	105,750
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017*	510,000	539,325
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021*	510,000	553,350
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,875,000	2,053,125
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	520,000	566,800

		3,818,350

Building Products-Wood - 0.6%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	420,000	450,450
Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	380,535
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,082,480
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	167,974

		2,081,439

Building-Residential/Commercial - 2.2%

K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,294,462
KB Home Company Guar. Notes 7.50% due 09/15/2022	555,000	629,925
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,716,675
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*	2,721,000	2,721,000
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	287,850
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	403,650

		8,053,562

Cable/Satellite TV - 4.9%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	2,850,000	2,850,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	630,000	636,300
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,306,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,699,460
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	352,013
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	1,375,000	1,615,625
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,956,150
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,724,120
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,038,587
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,430,675

		17,609,055

Casino Hotels - 1.7%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	1,405,000	1,338,262
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	2,315,000	2,419,175
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/2016	1,070,000	1,136,875

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	1,165,000	1,313,538

		6,207,850

Casino Services - 0.4%

Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,383,525
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(1)(2)	930,000	0

		1,383,525

Cellular Telecom - 3.2%

MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,840,000	1,968,800
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,046,400
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	1,365,000	1,136,363
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	1,145,000	1,030,500
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	928,125
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,370,437
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,680,000	2,927,900

		11,408,525

Chemicals-Diversified - 0.5%

Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	837,000
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020	750,000	808,125

		1,645,125

Chemicals-Plastics - 0.6%

Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	504,400
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	955,031
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	691,900

		2,151,331

Chemicals-Specialty - 0.4%

Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,485,788

Coal - 0.9%

Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	740,000	791,800
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,321,000	2,500,877

		3,292,677

Commercial Services - 0.6%

Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	760,000	769,500
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,412,056

		2,181,556

Commercial Services-Finance - 0.3%

Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	939,250

Computer Services - 0.7%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	630,000	663,075
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,236,465
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	577,500

		2,477,040

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	201,187
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	275,000	311,094

		512,281

Containers-Paper/Plastic - 0.2%

BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(3)	790,000	778,150

Data Processing/Management - 2.1%

Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	722,250
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,286,325
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	2,877,000	3,049,620
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	553,000	593,092

		7,651,287

Diagnostic Kits - 0.4%

Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020*	1,375,000	1,381,875

Dialysis Centers - 0.3%

Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	460,950
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	386,400
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	330,600

		1,177,950

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	339,188

Diversified Banking Institutions - 1.2%

Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	985,000	1,149,987
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,725,750
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	1,385,000	1,648,150

		4,523,887

Diversified Financial Services - 0.4%

Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,510,000	1,487,350

Diversified Manufacturing Operations - 0.4%

JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,601,975

E-Commerce/Services - 0.2%

IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	615,000	604,238

Electric-Generation - 0.6%

AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,664,950
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	540,000

		2,204,950

Electric-Integrated - 0.5%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,323,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	474,925

		1,797,925

Electronic Components-Semiconductors - 1.0%

Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	825,000	882,750
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	2,215,000	2,408,812
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	257,640

		3,549,202

Enterprise Software/Service - 0.3%

Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,091,420

Finance-Auto Loans - 1.1%

Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,371,600
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	1,195,000	1,505,732
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	615,000	614,078
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	315,000	312,244
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	205,000	199,875

		4,003,529

Finance-Consumer Loans - 1.4%

SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,099,726
SLM Corp. Senior Notes 8.00% due 03/25/2020	896,000	975,520
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,036,740
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015	1,690,000	1,816,750

		4,928,736

Finance-Leasing Companies - 0.7%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	845,000	857,675
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	1,600,000	1,724,000

		2,581,675

Finance-Mortgage Loan/Banker - 0.4%

Ladder Capital Finance Holdings LLP Senior Notes 7.38% due 10/01/2017*	1,310,000	1,375,500

Finance-Other Services - 0.5%

CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	235,175
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021*	480,000	489,600
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020*	1,120,000	1,226,400

		1,951,175

Food-Misc./Diversified - 1.2%

ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,625,000	2,716,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	1,685,000	1,691,319

		4,408,194

Funeral Services & Related Items - 1.0%

Service Corp International Senior Notes 4.50% due 11/15/2020	1,255,000	1,265,197
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,461,480

		3,726,677

Gambling (Non-Hotel) - 0.3%

Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	1,125,000	1,231,875

Home Furnishings - 0.1%

Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*	195,000	210,356

Hotels/Motels - 0.5%

Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	131,000	144,100
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	1,410,000	1,565,100

		1,709,200

Independent Power Producers - 0.4%

Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,224,000	1,328,040

Insurance-Multi-line - 1.2%

Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2038	1,970,000	2,334,450
ING US, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,140,000	1,272,209
ING US, Inc. Company Guar. Notes 5.65% due 05/15/2053*	765,000	768,825

		4,375,484

Internet Connectivity Services - 0.1%

Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	310,800
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	232,500

		543,300

Investment Management/Advisor Services - 1.2%

Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	2,655,000	2,787,750
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,321,000	1,416,772

		4,204,522

Machinery-Farming - 0.8%

Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/2013	1,175,000	1,188,219
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,874,125

		3,062,344

Medical Information Systems - 0.5%

IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,930,819

Medical Products - 0.7%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	605,000	636,763
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*	1,885,000	1,908,562

		2,545,325

Medical-Hospitals - 4.4%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	701,000	730,793
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,388,337
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,675,000
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,359,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,437,562
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	793,800
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,583,300
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	817,500
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	1,410,000	1,538,662
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	845,000	830,213
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020*	870,000	876,525

		16,031,317

Medical-Outpatient/Home Medical - 0.3%

Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017	1,705,000	997,425

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	297,000	320,760

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. Jr. Sub. Notes 5.25% due 03/19/2021*(4)	1,260,000	1,272,600

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(2)(5)(6)	210,000	0

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	870,000	835,200

Office Automation & Equipment - 1.2%

CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018	1,060,000	1,167,325
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,282,244

		4,449,569

Oil Companies-Exploration & Production - 4.7%

Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,445,600
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	790,000	853,200
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	825,000	884,813
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	661,938
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	714,150
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	1,415,000	1,369,012
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018	1,570,000	1,475,800
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	2,168,000	2,457,970
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	118,800

EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(3)	720,000	768,600
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	735,000	786,450
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	911,550
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	564,000	630,270
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,077,087
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,639,087
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,028,500

		16,822,827

Paper & Related Products - 0.2%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	320,000	316,000
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/2014	416,000	416,832

		732,832

Pharmacy Services - 0.4%

BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015	1,240,000	1,302,000

Pipelines - 2.2%

El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	1,075,000	1,213,484
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	1,715,000	1,953,443
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	285,000	319,995
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,549,125
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,528,043
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/2022	251,000	271,080

		7,835,170

Printing-Commercial - 0.5%

Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,672,050

Radio - 0.7%

Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	555,000	543,900
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,497,600
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	405,000	416,138

		2,457,638

Real Estate Investment Trusts - 1.7%

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	1,100,000	1,177,000
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	2,085,000	2,121,487
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,737,325

		6,035,812

Real Estate Management/Services - 0.7%

CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,640,888
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	985,275

		2,626,163

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	2,565,000	97

Rental Auto/Equipment - 1.4%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	490,000	529,200
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	527,500
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	353,031
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	2,075,000	2,215,063

United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	690,000	757,275
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	470,000	520,525

		4,902,594

Resort/Theme Parks - 0.3%

Cedar Fair LP Company Guar. Notes 5.25% due 03/15/2021*	965,000	965,000

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	674,599

Retail-Arts & Crafts - 0.6%

Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,104,900

Retail-Discount - 0.6%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	2,021,800

Retail-Home Furnishings - 0.5%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,664,775

Retail-Leisure Products - 0.1%

Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	455,000	510,738

Retail-Perfume & Cosmetics - 0.3%

Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	615,713
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	544,396

		1,160,109

Retail-Propane Distribution - 1.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,308,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	580,475
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,711,000	1,805,105

		3,693,580

Retail-Regional Department Stores - 0.6%

JC Penney Corp., Inc. Senior Notes 5.65% due 06/01/2020	750,000	646,875
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/2036	595,000	495,338
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/2037	1,170,000	1,006,200
JC Penney Corp., Inc. Senior Notes 7.95% due 04/01/2017	110,000	108,625

		2,257,038

Rubber-Tires - 0.3%

Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019*	1,200,000	1,245,000

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(1)(2)	50,000	0

Satellite Telecom - 1.0%

DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,581,775
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	1,985,000	2,168,612

		3,750,387

Shipbuilding - 0.6%

Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,885,700
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	280,000	307,300

		2,193,000

Telecom Services - 0.1%

TW Telecom Holdings Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	238,050

Telephone-Integrated - 2.6%

Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,114,472
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	417,845
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,122,000	2,334,200
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,535,563
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,631,387

Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	461,125

		9,494,592

Television - 1.5%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	2,320,000	2,482,400
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*	745,000	797,150
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,986,000	2,134,950

		5,414,500

Textile-Home Furnishings - 0.2%

SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*	765,000	761,175

Theaters - 1.9%

AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	1,205,000	1,322,487
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	2,875,000	3,320,625
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	435,000	433,369
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	218,225
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	909,090
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	239,400
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	446,000	508,440

		6,951,636

Transport-Marine - 0.5%

Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/2017	1,630,000	1,764,475

Web Hosting/Design - 0.4%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	90,000	91,575
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	567,875
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	710,000	789,875

		1,449,325

X-Ray Equipment - 0.5%

Hologic, Inc. Senior Notes 2.00% due 03/01/2042(7)	1,700,000	1,755,250
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	155,000	165,656

		1,920,906

Total U.S. Corporate Bonds & Notes (cost $265,730,790)		280,012,390

FOREIGN CONVERTIBLE BONDS & NOTES - 0.3%
Building Products-Cement - 0.3%

Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $898,865)	675,000	901,547

FOREIGN CORPORATE BONDS & NOTES - 13.5%
Banks-Commercial - 0.8%

LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	2,521,000	2,773,100

Building Products-Wood - 0.2%

Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	580,000	626,400

Cable/Satellite TV - 1.1%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,815,000	1,914,825
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,126,700

		4,041,525

Cellular Telecom - 0.5%

NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	1,525,000	1,483,062
NII International Telecom SCA Company Guar. Notes 11.38% due 08/15/2019*	365,000	404,238

		1,887,300

Chemicals-Diversified - 1.3%

INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	1,135,000	1,245,662
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*	3,370,000	3,319,450

		4,565,112

Containers-Metal/Glass - 0.3%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Sec. Notes 4.88% due 11/15/2022*		260,000	259,350
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		795,000	814,875

			1,074,225

Diversified Banking Institutions - 1.3%

Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028		1,380,000	1,330,900
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		2,450,000	2,523,862
UBS AG Sub. Notes 7.63% due 08/17/2022		700,000	798,046

			4,652,808

Diversified Financial Services - 0.5%

National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		1,651,000	1,768,634

Diversified Minerals - 0.5%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/2015*		1,635,000	1,684,050

Finance-Other Services - 0.4%

Ausdrill Finance Pty, Ltd. Company Guar. Notes 6.88% due 11/01/2019*		1,600,000	1,600,000

Gambling (Non-Hotel) - 0.2%

Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	587,895

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(2)(5)(8)		475,000	0

Internet Connectivity Services - 0.4%

eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,484,050

Multimedia - 0.4%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,322,250

Oil & Gas Drilling - 0.3%

Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*		1,110,000	1,137,750

Oil Companies-Exploration & Production - 0.7%

Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,160,812
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	492,000

			2,652,812

Paper & Related Products - 0.4%

Cascades, Inc. Company Guar. Notes 7.88% due 01/15/2020		539,000	578,078
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		746,000	816,870

			1,394,948

Satellite Telecom - 1.5%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*		590,000	614,337
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,085,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	906,469
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*		235,000	244,988
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		2,405,000	2,528,256

			5,379,050

Semiconductor Components-Integrated Circuits - 0.2%

NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*		835,000	822,475

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		425,000	422,875

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(8)(9)		925,000	0

Telecom Services - 1.3%

Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		750,000	829,687
Altice Finco SA Senior Notes 9.88% due 12/15/2020*		535,000	607,225
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*		545,000	600,863

UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,269,000
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	226,050
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,052,500

		4,585,325

Telephone-Integrated - 0.8%

Softbank Corp. Senior Notes 4.50% due 04/15/2020*	1,710,000	1,735,158
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	1,050,000	1,059,187

		2,794,345

Television - 0.2%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	866,125

Travel Services - 0.1%

Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	563,088

Total Foreign Corporate Bonds & Notes (cost $48,186,619)		48,686,142

LOANS(2)(10)(11) - 1.7%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(1)	600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Term Loan 12.25% due 07/31/2013†(1)(3)(9)(12)	1,977,417	0

Cable/Satellite TV - 0.1%

Kabel Deutschland V&S GMBH Term Loan 4.25% due 02/01/2019	266,000	267,441

Coal - 0.3%

Arch Coal, Inc. Term Loan 5.75% due 05/01/2018	1,200,927	1,216,126

Electric-Integrated - 0.8%

Texas Competitive Electric Holdings Co. LLC Term Loan 4.71% due 10/10/2014	3,873,748	2,819,364

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(1)	1,147,485	0

Retail-Regional Department Stores - 0.2%

JC Penney Corp., Inc. Term Loan 6.00% due 05/21/2018	830,000	842,969

Telecommunication Equipment - 0.2%

Alcatel-Lucent USA, Inc. Asset Loan 6.25% due 08/01/2016	570,000	579,120
Alcatel-Lucent USA, Inc. Term Loan 7.25% due 01/30/2019	249,375	252,726

		831,846

X-Ray Equipment - 0.1%

Hologic, Inc. Term Loan 4.50% due 07/19/2019	317,600	320,464

Total Loans (cost $8,630,388)		6,298,210

COMMON STOCK - 0.4%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc.†	754	40,829

Casino Services - 0.0%

Greektown, Inc.†(1)(2)	703	56,943

Food-Misc./Diversified - 0.1%

Wornick Co.†(1)(2)	3,444	354,767

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC†(1)(2)(13)	85,612	0

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)	10,439	0

Paper & Related Products - 0.3%

Caraustar Industries, Inc.†(1)(2)	80	1,128,000

Total Common Stock (cost $2,445,412)		1,580,539

MEMBERSHIP INTEREST CERTIFICATES - 0.1%
Casino Services - 0.1%

Herbst Gaming, Inc.†(2)(14) (cost $232,701)	23,439	304,708

PREFERRED STOCK - 1.4%
Diversified Banking Institutions - 0.6%

GMAC Capital Trust I FRS 8.13%	86,000	2,289,320

Diversified Financial Services - 0.5%

Citigroup Capital XIII FRS 7.88%	67,000	1,882,030

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C† (1)(2)	26,118	0

Satellite Telecom - 0.3%

Intelsat SA, Series A 5.75%	14,394	889,981

Total Preferred Stock (cost $4,689,765)		5,061,331

WARRANTS - 0.0%
Building Products-Doors & Windows - 0.0%

Masonite Worldwide Holdings, Inc. Expires 05/20/2014 (strike price $55.31)†(15)	3,658	17,375
Masonite Worldwide Holdings, Inc. Expires 05/20/2016 (strike price $55.31)†(1)(2)	2,743	22,429

		39,804

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014†(1)(2)	4,509	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(1)(2)(14)	310	96,100
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(1)(2)(14)	306	38,250

		134,350

Total Warrants (cost $4,669)		174,154

Total Long-Term Investment Securities (cost $339,017,579)		351,378,349

REPURCHASE AGREEMENT - 1.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $5,992,005 and collateralized by $6,115,000 of United States Treasury Notes, bearing interest at 0.25%, due 08/15/2015 and having an approximate value of $6,115,000 (cost $5,992,000)	$5,992,000	5,992,000

TOTAL INVESTMENTS (cost $345,009,579)(17)	99.0%	357,370,349
Other assets less liabilities	1.0	3,510,104

NET ASSETS	100.0%	$360,880,453

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $112,470,946 representing 31.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $8,299,504 representing 2.3% of net assets.
(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Perpetual maturity – maturity date reflects the next call date.
(5)	Security in default of interest and did not pay principal at maturity.
(6)	Company has filed for Chapter 7 bankruptcy.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Company has filed for bankruptcy protection in country of issuance.
(9)	Security in default
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Consists of more than one type of securities traded together as a unit.
(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$304,708	$13	0.08%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $500.00) Warrants	11/11/2010	310	–	96,100	310	0.03
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $687.00) Warrants	03/01/2011	306	–	38,250	125	0.01

				$439,058		0.12%

(15)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2013 and unless noted otherwise the dates are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Credit Suisse International	CAD	575,000	USD	565,852	06/21/2013	$11,468	$–

Currency Legend

CAD—Canadian Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$8,359,328	$—	$8,359,328
U.S. Corporate Bonds & Notes:
Casino Services	—	1,383,525	0	1,383,525
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	278,628,768	—	278,628,768
Foreign Convertible Bonds & Notes:	—	901,547	—	901,547
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	48,686,142	—	48,686,142
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	6,298,210	—	6,298,210
Common Stock:
Building Products-Doors & Windows	40,829	—	—	40,829
Other Industries*	—	—	1,539,710	1,539,710
Membership Interest Certificates	—	304,708	—	304,708
Preferred Stock:
Medical-Drugs	—	—	0	0
Other Industries*	5,061,331	—	—	5,061,331
Warrants:
Building Products - Doors & Windows	—	17,375	22,429	39,804
Other Industries*	—	—	134,350	134,350
Repurchase Agreement	—	5,992,000	—	5,992,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	11,468	—	11,468

Total	$5,102,160	$350,583,071	$1,696,586	$357,381,817

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.5%
Australia - 2.6%

Asciano, Ltd.(1)	83,060	$399,605
Austbrokers Holdings, Ltd.(1)	14,980	148,131
Cabcharge Australia, Ltd.(1)	146,916	558,754
Computershare, Ltd.(1)	81,756	868,094
David Jones, Ltd.(1)	83,269	199,643
Gunns, Ltd.†(2)(3)	2,150,658	0
Harvey Norman Holdings, Ltd.(1)	1,218,818	2,894,797
Iluka Resources, Ltd.(1)	180,173	1,905,042
Insurance Australia Group, Ltd.(1)	159,747	861,912
JB Hi-Fi, Ltd.(1)	31,689	452,406
Nufarm, Ltd.(1)	83,132	362,397
Qantas Airways, Ltd.†(1)	477,251	722,356
Treasury Wine Estates, Ltd.(1)	681,784	3,940,312
WorleyParsons, Ltd.(1)	28,710	561,298

		13,874,747

Austria - 1.0%

AMS AG(1)	28,488	2,743,725
Mayr-Melnhof Karton AG(1)	7,668	834,914
Schoeller-Bleckmann Oilfield Equipment AG(1)	19,398	1,986,565

		5,565,204

Belgium - 0.1%

D’Ieteren SA(1)	15,540	679,831

Bermuda - 2.0%

Catlin Group, Ltd.(1)	98,188	748,035
Credicorp, Ltd.	11,660	1,604,649
Dairy Farm International Holdings, Ltd.(1)	46,800	599,763
Esprit Holdings, Ltd.(1)	213,250	324,704
First Pacific Co., Ltd.(1)	290,000	381,401
Hiscox, Ltd.(1)	273,835	2,302,706
Li & Fung, Ltd.(1)	256,000	356,548
Midland Holdings, Ltd.(1)	2,222,000	944,376
Peace Mark Holdings, Ltd.†(2)(3)	686,000	0
Shangri-La Asia, Ltd.(1)	292,000	540,056
VTech Holdings, Ltd.(1)	193,200	2,837,987

		10,640,225

Brazil - 3.4%

Abril Educacao SA	31,470	624,463
All America Latina Logistica SA	138,300	687,690
Alupar Investimento SA†	71,100	617,453
Anhanguera Educacional Participacoes SA	148,200	929,277
Brasil Brokers Participacoes SA	187,100	576,553
Brasil Insurance Participacoes e Administracao SA	77,700	782,514
Brasil Pharma SA	147,000	847,628
CETIP SA - Mercados Organizados	68,511	743,711
Cia Hering	53,500	961,441
EDP - Energias do Brasil SA	140,600	830,418
Estacio Participacoes SA	102,150	794,097
Fleury SA	74,000	691,699
Kroton Educacional SA	87,456	1,284,196
Linx SA	38,400	681,296
Lojas Renner SA	8,800	306,098
LPS Brasil Consultoria de Imoveis SA	82,800	722,925
M Dias Branco SA	25,600	1,123,661
Multiplan Empreendimentos Imobiliarios SA	31,504	823,564
Multiplus SA	16,100	275,876
Odontoprev SA	127,900	600,147
PDG Realty SA Empreendimentos e Participacoes	241,900	260,897
Raia Drogasil SA	37,100	398,057
Tim Participacoes SA ADR	42,920	822,347
Totvs SA	37,000	652,138
Tractebel Energia SA	52,200	900,546

		17,938,692

British Virgin Islands - 0.1%

Arcos Dorados Holdings, Inc., Class A	41,410	570,630

Canada - 1.2%

Alimentation Couche-Tard, Inc., Class B	16,720	935,385
B2Gold Corp.†	481,900	1,213,175
Canadian Oil Sands, Ltd.	41,150	796,605
Canadian Western Bank	22,270	610,049
Dollarama, Inc.	30,210	2,119,289
Finning International, Inc.	23,180	506,640

		6,181,143

Cayman Islands - 1.7%

51job, Inc. ADR†	7,830	469,800
Ajisen China Holdings, Ltd.(1)	796,000	598,028
Baoxin Auto Group, Ltd.†(1)	1,173,000	899,411
China Shanshui Cement Group, Ltd.(1)	443,000	233,193
Geely Automobile Holdings, Ltd.(1)	1,635,000	794,721
Shenguan Holdings Group, Ltd.(1)	2,178,000	1,120,300
Stella International Holdings, Ltd.(1)	457,000	1,275,604
Vipshop Holdings, Ltd. ADR†	91,200	2,733,264
Want Want China Holdings, Ltd.(1)	443,000	651,610

		8,775,931

China - 0.3%

Guangzhou Automobile Group Co., Ltd.(1)	1,040,000	1,104,326
Wumart Stores, Inc.(1)	313,000	650,037

		1,754,363

Cyprus - 0.1%

Global Ports Investments PLC GDR	17,654	239,035

Denmark - 1.5%

Carlsberg A/S, Class B(1)	8,845	841,411
Christian Hansen Holding A/S(1)	25,799	919,374
DSV A/S(1)	68,059	1,630,689
Jyske Bank A/S†(1)	55,705	2,204,236
Sydbank A/S(1)	79,730	1,779,962
TDC A/S(1)	54,522	425,134
William Demant Holding A/S†(1)	1,307	104,304

		7,905,110

Finland - 0.5%

Outotec Oyj(1)	188,742	2,523,989
Tikkurila Oyj(1)	8,772	193,360

		2,717,349

France - 3.1%

Cap Gemini SA(1)	9,473	458,162
Christian Dior SA(1)	15,860	2,873,170
Dassault Systemes SA(1)	5,248	659,982
Edenred(1)	18,267	578,014
Eutelsat Communications SA(1)	33,927	1,048,165
Faiveley Transport SA(1)	2,124	130,691
Havas SA(1)	132,154	833,907
Legrand SA(1)	15,865	775,998
Neopost SA(1)	10,088	668,547
SEB SA(1)	2,357	185,054
Societe BIC SA(1)	2,998	318,908
Sodexo(1)	22,353	1,888,333
Technip SA(1)	6,265	692,020
Valeo SA(1)	47,126	3,129,271
Virbac SA(1)	9,312	2,019,015

		16,259,237

Germany - 9.0%

Amadeus Fire AG(1)	17,459	1,152,117
Beiersdorf AG(1)	16,044	1,449,259
Brenntag AG(1)	10,136	1,545,118
CTS Eventim AG(1)	8,347	365,339
Delticom AG(1)	2,615	131,486
Deutsche Wohnen AG(1)	233,848	4,334,942
Duerr AG(1)	64,586	4,195,785
ElringKlinger AG(1)	16,257	584,456
Freenet AG(1)	112,935	2,427,343
GEA Group AG(1)	170,836	6,211,495
Gerresheimer AG(1)	83,072	4,992,578
Gerry Weber International AG(1)	22,849	973,194
GSW Immobilien AG(1)	16,062	625,928
Infineon Technologies AG(1)	77,345	656,825
Kabel Deutschland Holding AG(1)	55,163	5,221,411
KUKA AG(1)	141,123	6,738,857
Pfeiffer Vacuum Technology AG(1)	4,199	451,929
Symrise AG(1)	53,192	2,163,513
TAG Immobilien AG(1)	24,700	284,056
Wincor Nixdorf AG(1)	59,331	3,353,566

		47,859,197

Hong Kong - 1.0%

Sinotruk Hong Kong, Ltd.(1)	664,000	368,550
Techtronic Industries Co.(1)	805,500	2,033,626
Wing Hang Bank, Ltd.(1)	301,000	2,871,138

		5,273,314

India - 1.3%

Dabur India, Ltd.(1)	435,763	1,210,030
Dish TV India, Ltd.†(1)	618,166	706,650
Exide Industries, Ltd.(1)	508,567	1,237,715
Federal Bank, Ltd.(1)	132,903	1,058,790
MOIL, Ltd.(1)	220,777	768,374
Motherson Sumi Systems, Ltd.(1)	345,117	1,297,797
Thermax, Ltd.(1)	44,040	455,887

		6,735,243

Indonesia - 2.0%

PT Alam Sutera Realty Tbk(1)	63,688,000	6,864,009
PT Holcim Indonesia Tbk(1)	5,579,500	1,794,319
PT Mitra Adiperkasa Tbk(1)	216,000	195,226
PT Semen Indonesia Persero Tbk(1)	309,500	567,039
PT XL Axiata Tbk(1)	2,553,000	1,304,937

		10,725,530

Ireland - 1.4%

DCC PLC(1)	28,278	1,065,507
Glanbia PLC (ISE)(1)	48,656	670,243
Glanbia PLC (LSE)(1)	264,986	3,582,990
Kerry Group PLC, Class A(1)	19,850	1,125,975
Paddy Power PLC (ISE)(1)	67	5,647
Paddy Power PLC (LSE)(1)	9,624	810,139

		7,260,501

Israel - 0.2%

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	303,820	388,588
NICE Systems, Ltd.(1)	20,314	747,871

		1,136,459

Italy - 1.8%

Davide Campari - Milano SpA(1)	204,777	1,519,349
De’Longhi SpA(1)	289,644	4,412,565
Tod’s SpA(1)	26,151	3,748,368

		9,680,282

Japan - 19.9%

ABC-Mart, Inc.(1)	22,200	804,961
AEON Financial Service Co., Ltd.(1)	44,800	1,201,126
Air Water, Inc.(1)	23,000	323,914
Brother Industries, Ltd.(1)	44,100	504,362
Calsonic Kansei Corp.(1)	581,000	2,501,433
Chiba Bank, Ltd.(1)	130,000	807,319
Chugoku Marine Paints, Ltd.(1)	101,000	457,342
Cosmos Pharmaceutical Corp.(1)	49,500	4,974,877
Credit Saison Co., Ltd.(1)	113,800	2,663,585
Daiseki Co., Ltd.(1)	44,200	720,592
Daiwa Securities Group, Inc.(1)	147,000	1,209,971
Denki Kagaku Kogyo KK(1)	760,000	2,540,288
Don Quijote Co., Ltd.(1)	55,100	2,490,045
FamilyMart Co., Ltd.(1)	8,000	322,093
Glory, Ltd.(1)	5,800	146,277
H20 Retailing Corp.(1)	326,000	2,821,260
Heiwa Corp.(1)	126,900	2,174,984
Hirose Electric Co., Ltd.(1)	4,900	632,625
Hisamitsu Pharmaceutical Co., Inc.(1)	6,000	294,932
Hogy Medical Co., Ltd.(1)	3,100	172,359
Ibiden Co., Ltd.(1)	155,300	2,430,680
Japan Exchange Group, Inc.(1)	3,200	293,775
Japan Petroleum Exploration Co.(1)	11,000	465,128
Japan Pure Chemical Co., Ltd.(1)	26	58,996
JGC Corp.(1)	62,000	2,069,065
JinCo, Ltd.(1)	63,800	3,261,458
Kakaku.com, Inc.(1)	135,600	3,269,058
Kansai Paint Co., Ltd.(1)	64,000	834,884
Keyence Corp.(1)	1,000	306,451
Kintetsu World Express, Inc.(1)	13,200	505,718
Kobayashi Pharmaceutical Co., Ltd.(1)	24,600	1,173,522
Kobe Steel, Ltd.†(1)	1,943,000	2,568,717
Konica Minolta, Inc.(1)	98,000	700,742

Lawson, Inc.(1)	18,600	1,350,097
Makino Milling Machine Co., Ltd.(1)	978,000	6,272,428
Milbon Co., Ltd.(1)	12,400	402,520
Miraca Holdings, Inc.(1)	38,800	1,671,161
MonotaRO Co., Ltd.(1)	45,400	1,237,139
Nakanishi, Inc.(1)	5,700	743,321
Nihon Kohden Corp.(1)	16,000	574,136
Nippon Television Holdings, Inc.(1)	37,500	572,387
Nitori Holdings Co., Ltd.(1)	5,350	423,376
Nomura Research Institute, Ltd.(1)	45,500	1,314,078
NTT Urban Development Corp.(1)	5,042	5,767,671
OBIC Business Consultants, Ltd.(1)	8,950	515,498
OBIC Co., Ltd.(1)	11,380	2,786,830
Omron Corp.(1)	6,400	190,232
Pacific Metals Co., Ltd.(1)	780,000	3,683,811
Point, Inc.(1)	3,430	152,371
Proto Corp.(1)	34,900	465,850
Rakuten, Inc.(1)	26,800	297,054
Santen Pharmaceutical Co., Ltd.(1)	35,000	1,392,980
Seria Co., Ltd.(1)	20,800	526,893
Shimamura Co., Ltd.(1)	3,200	366,494
Shimano, Inc.(1)	3,500	270,423
Shiseido Co., Ltd.(1)	13,700	194,688
Shizuoka Bank, Ltd.(1)	63,000	654,219
SK Kaken Co., Ltd.(1)	4,000	219,611
Sony Financial Holdings, Inc.(1)	25,100	365,717
Stanley Electric Co., Ltd.(1)	17,800	326,299
Sundrug Co., Ltd.(1)	17,200	658,343
Suruga Bank, Ltd.(1)	398,000	5,993,619
Sysmex Corp.(1)	5,600	365,945
Tadano, Ltd.(1)	498,000	5,838,295
Takata Corp.(1)	26,900	550,316
THK Co., Ltd.(1)	290,300	6,185,768
Tokyo Tatemono Co., Ltd.(1)	429,000	3,221,014
Toshiba Plant Systems & Services Corp.(1)	18,000	260,661
Tsumura & Co.(1)	17,000	484,677
Unicharm Corp.(1)	28,800	1,610,697
USS Co., Ltd.(1)	7,130	823,622
Yamada Denki Co., Ltd.(1)	5,370	203,392
Yamato Holdings Co., Ltd.(1)	79,300	1,456,514

		106,092,686

Jersey - 0.0%

Wolseley PLC(1)	4,688	237,538

Luxembourg - 0.3%

O’Key Group S.A. GDR	101,429	1,262,791
SES SA(1)	13,520	398,544

		1,661,335

Malaysia - 0.8%

Astro Malaysia Holdings, Bhd(1)	2,035,000	2,108,627
IGB Real Estate Investment Trust(1)	984,400	431,889
Public Bank Bhd(1)	153,300	835,336
Top Glove Corp. Bhd(1)	491,400	1,010,512

		4,386,364

Mexico - 0.9%

Arca Continental SAB de CV	77,900	616,336
Bolsa Mexicana de Valores SAB de CV	322,400	819,987
Concentradora Fibra Hotelera Mexicana SA de CV	468,100	963,436
Genomma Lab Internacional SAB de CV†	265,200	562,434
Kimberly-Clark de Mexico SAB de CV, Class A	196,700	675,768
Macquarie Mexico Real Estate Management SA de CV	280,000	693,960
Promotora y Operadora de Infraestructura SAB de CV†	74,200	677,066

		5,008,987

Netherlands - 1.4%

Aalberts Industries NV(1)	14,550	328,291
ASM International NV(1)	21,477	759,495
Brunel International NV(1)	8,887	389,541
DE Master Blenders 1753 NV†(1)	16,718	262,923
Fugro NV CVA(1)	10,612	627,728
Gemalto NV	28,570	2,398,846
Koninklijke Vopak NV(1)	13,840	828,827
Sensata Technologies Holding NV†	6,540	229,554
Ziggo NV(1)	44,383	1,594,122

		7,419,327

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.(1)	657,197	1,622,917

Norway - 0.1%

Petroleum Geo-Services ASA(1)	14,412	213,019
Storebrand ASA†(1)	103,524	488,142

		701,161

Panama - 0.1%

Copa Holdings SA, Class A	5,761	756,534

Philippines - 1.4%

Alliance Global Group, Inc.(1)	6,867,000	3,893,945
Metropolitan Bank & Trust(1)	1,243,750	3,705,266

		7,599,211

Russia - 0.1%

M Video OJSC	37,478	287,704

Singapore - 0.6%

Ascendas India Trust(1)	1,612,000	966,927
CapitaCommercial Trust(1)	1,313,000	1,574,538
Venture Corp., Ltd.(1)	133,063	770,936

		3,312,401

South Africa - 0.2%

Clicks Group, Ltd.(1)	44,185	261,048
Naspers, Ltd., Class N(1)	13,417	985,828

		1,246,876

South Korea - 0.8%

CJ O Shopping Co., Ltd.(1)	2,566	723,087
E-Mart Co., Ltd.(1)	2,486	436,293

Hyundai Home Shopping Network Corp.(1)	3,375	475,628
Samsung Fire & Marine Insurance Co., Ltd.(1)	2,495	502,276
Seoul Semiconductor Co., Ltd.(1)	31,360	974,579
TK Corp.†(1)	49,439	1,084,648

		4,196,511

Spain - 1.7%

Amadeus IT Holding SA, Class A(1)	106,460	3,245,565
Viscofan SA(1)	115,000	5,668,273

		8,913,838

Sweden - 2.0%

Elekta AB, Series B(1)	132,213	2,014,753
Meda AB, Series A(1)	202,823	2,595,729
Saab AB, Series B(1)	94,671	1,951,837
Swedish Match AB(1)	34,953	1,203,206
Trelleborg AB, Series B(1)	169,210	2,596,805

		10,362,330

Switzerland - 3.5%

Burckhardt Compression Holding AG(1)	1,786	678,135
Coca-Cola HBC AG†	21,088	575,317
DKSH Holding, Ltd.(1)	3,060	237,274
GAM Holding AG(1)	233,527	4,046,137
Geberit AG(1)	5,748	1,430,466
Georg Fischer AG(1)	5,802	2,655,028
Julius Baer Group, Ltd.(1)	10,756	421,421
Kaba Holding AG(1)	257	100,357
Lonza Group AG(1)	3,466	255,728
Partners Group Holding AG(1)	18,941	4,812,781
Sika AG(1)	510	1,257,767
Sonova Holding AG(1)	20,917	2,304,447

		18,774,858

Taiwan - 1.0%

Advantech Co., Ltd.(1)	235,000	1,151,251
Asustek Computer, Inc.(1)	113,000	1,239,797
Chroma ATE, Inc.(1)	435,000	897,910
Siliconware Precision Industries Co.(1)	965,000	1,126,495
Yuanta Financial Holding Co., Ltd.(1)	1,545,000	848,857

		5,264,310

Thailand - 1.4%

AP Thailand PCL	7,804,000	1,971,944
Home Product Center PCL	7,219,360	3,815,351
Minor International PCL	371,700	331,492
Precious Shipping PCL	569,300	377,966
Supalai PCL	742,100	495,142
Tisco Financial Group PCL	130,500	213,369

		7,205,264

Turkey - 1.0%

Anadolu Hayat Emeklilik AS(1)	385,648	1,242,295
Arcelik AS(1)	35,780	269,160
Asya Katilim Bankasi AS†(1)	1,825,148	1,873,306
BIM Birlesik Magazalar AS(1)	6,146	289,558
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(4)	752,311	1,232,128
Ford Otomotiv Sanayi AS(1)	17,441	264,328
Tofas Turk Otomobil Fabrikasi AS(1)	35,779	267,967

		5,438,742

United Kingdom - 22.3%

Abcam PLC(1)	33,072	226,396
Aberdeen Asset Management PLC(1)	503,014	3,513,822
Admiral Group PLC(1)	21,327	432,109
Afren PLC†(1)	1,188,111	2,325,432
AMEC PLC(1)	78,345	1,215,447
Amlin PLC(1)	153,358	962,006
ASOS PLC†(1)	135,227	7,979,849
Associated British Foods PLC(1)	20,958	572,157
Aveva Group PLC(1)	6,900	252,837
Bellway PLC(1)	161,914	3,131,362
Booker Group PLC(1)	2,942,027	5,623,697
Britvic PLC(1)	119,887	962,533
Bunzl PLC(1)	370,363	7,204,358
Burberry Group PLC(1)	22,007	479,652
Cairn Energy PLC(1)	191,284	785,613
Capita PLC(1)	103,473	1,507,490
Cobham PLC(1)	156,847	678,533
Compass Group PLC(1)	86,690	1,137,771
Croda International PLC(1)	224,595	8,379,270
De La Rue PLC(1)	17,933	258,164
Derwent London PLC(1)	74,230	2,686,699
Dignity PLC(1)	112,375	2,304,707
Domino Printing Sciences PLC(1)	72,497	748,000
Domino’s Pizza Group PLC(1)	401,594	4,305,084
Electrocomponents PLC(1)	87,017	353,864
Elementis PLC(1)	218,792	778,616
Filtrona PLC(1)	502,685	5,310,524
GKN PLC(1)	144,062	650,515
Great Portland Estates PLC(1)	339,671	2,847,190
Halma PLC(1)	343,587	2,689,449
Hargreaves Lansdown PLC(1)	75,288	1,091,242
ICAP PLC(1)	119,121	661,111
IG Group Holdings PLC(1)	137,422	1,203,408
IMI PLC(1)	40,892	799,824
Inchcape PLC(1)	437,053	3,605,232
Intertek Group PLC(1)	34,644	1,687,969
Jardine Lloyd Thompson Group PLC(1)	331,564	4,463,988
John Wood Group PLC(1)	367,564	4,755,240
Ladbrokes PLC(1)	93,790	292,763
LSL Property Services PLC(1)	139,594	781,754
Meggitt PLC(1)	141,873	1,135,544
Mitie Group PLC(1)	282,132	1,105,827
Moneysupermarket.com Group PLC(1)	807,353	2,531,335
Next PLC(1)	32,080	2,239,601
Premier Farnell PLC(1)	134,646	434,746
Premier Oil PLC(1)	248,309	1,341,681
PZ Cussons PLC(1)	32,636	184,771
Rathbone Brothers PLC(1)	56,963	1,338,822
Rightmove PLC(1)	144,745	4,484,037
Rotork PLC(1)	12,812	550,791

Schroders PLC(1)	69,519	2,467,555
Serco Group PLC(1)	66,813	618,686
Smith & Nephew PLC(1)	50,840	590,929
Smiths Group PLC(1)	20,161	420,783
Spectris PLC(1)	45,467	1,427,947
Spirax-Sarco Engineering PLC†(1)	18,029	773,536
Stagecoach Group PLC(1)	419,939	1,882,991
Tate & Lyle PLC(1)	23,710	293,568
Telecity Group PLC(1)	138,951	2,042,886
Travis Perkins PLC(1)	23,247	566,818
Victrex PLC(1)	28,740	740,852
Whitbread PLC(1)	32,106	1,391,668
William Hill PLC(1)	109,413	727,702

		118,938,753

United States - 0.4%

Cognizant Technology Solutions Corp., Class A†	11,530	745,414
Gran Tierra Energy, Inc.†	133,530	837,179
Virgin Media, Inc.	12,580	624,723

		2,207,316

Total Common Stock (cost $418,368,806)		503,406,986

EXCHANGE-TRADED FUNDS - 0.7%
United States - 0.7%

iShares MSCI EAFE Small Cap Index Fund (cost $4,179,927)	91,113	3,982,549

PREFERRED STOCK - 1.6%
Australia - 0.0%

Gunns, Ltd.†(2)(3)	1,665	0

Brazil - 0.2%

Klabin SA	74,200	449,330
Usinas Siderurgicas de Minas Gerais SA, Class A†	169,100	702,675

		1,152,005

Germany - 1.4%

Draegerwerk AG & Co. KGaA(1)	34,371	4,286,266
Fuchs Petrolub AG(1)	14,765	1,273,479
Henkel AG & Co. KGaA(1)	15,897	1,539,151

		7,098,896

Total Preferred Stock (cost $7,085,454)		8,250,901

RIGHTS† - 0.0%
Brazil - 0.0%

CETIP SA - Mercados Organizados (Expires 06/10/2013) (Strike Price 23.75 BRL) (cost $0)	45	6

Total Long-Term Investment Securities (cost $429,634,187)		515,640,442

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Commercial Paper - 0.4%

Bank of Nova Scotia 0.05% due 06/03/2013 (cost $2,257,994)	$2,258,000	2,257,994

REPURCHASE AGREEMENT - 1.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $5,611,005 and collateralized by $5,725,000 of United States Treasury Notes, bearing interest at 0.25%, due 08/15/2015 and having an approximate value of $5,725,000 (cost $5,611,000)	5,611,000	$5,611,000

TOTAL INVESTMENTS - (cost $437,503,181) (5)	98.3%	523,509,436
Other assets less liabilities	1.7	9,260,384

NET ASSETS -	100.0%	$532,769,820

†	Non-income producing security
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $459,604,228 representing 86.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	See Note 5 for cost of investments on a tax basis.

ADR-American Depository Receipt

CVA-Certification Van Aandelen (Dutch Cert.)

GDR-Global Depository Receipt

ISE-Irish Stock Exchange

LSE-London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$13,874,747	$0	$13,874,747
Bermuda	1,604,649	9,035,576	0	10,640,225
Brazil	17,938,692	—	—	17,938,692
British Virgin Islands	570,630	—	—	570,630
Canada	6,181,143	—	—	6,181,143
Cayman Islands	3,203,064	5,572,867	—	8,775,931
Cyprus	239,035	—	—	239,035
Germany	—	47,859,197	—	47,859,197
Japan	—	106,092,686	—	106,092,686
Luxembourg	1,262,791	398,544	—	1,661,335
Mexico	5,008,987	—	—	5,008,987
Netherlands	2,628,400	4,790,927	—	7,419,327
Panama	756,534	—	—	756,534
Russia	287,704	—	—	287,704
Switzerland	575,317	18,199,541	—	18,774,858
Thailand	7,205,264	—	—	7,205,264
United Kingdom	—	118,938,753	—	118,938,753
United States	2,207,316	—	—	2,207,316
Other Countries*	—	128,974,622	—	128,974,622
Exchange -Traded Funds	3,982,549	—	—	3,982,549
Preferred Stock:
Australia	—	—	0	0
Brazil	1,152,005	—	—	1,152,005
Germany	—	7,098,896	—	7,098,896
Rights	6	—	—	6
Short-Term Investment Securities:
Commercial Paper	—	2,257,994	—	2,257,994
Repurchase Agreement	—	5,611,000	—	5,611,000

Total	$54,804,086	$468,705,350	$0	$523,509,436

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

Industry Allocation*

Banks-Commercial	4.2%
Investment Management/Advisor Services	3.4
Machine Tools & Related Products	3.0
Chemicals-Diversified	2.6
Real Estate Operations & Development	2.3
E-Commerce/Products	2.2
Machinery-General Industrial	2.2
Diversified Operations	2.1
Auto/Truck Parts & Equipment-Original	2.0
Real Estate Investment Trusts	1.9
Diversified Operations/Commercial Services	1.8
Food-Misc./Diversified	1.8
Retail-Discount	1.6
Machinery-Construction & Mining	1.6
Building-Heavy Construction	1.4
Oil-Field Services	1.3
Oil Companies-Exploration & Production	1.3
Real Estate Management/Services	1.2
Transport-Services	1.2
Retail-Drug Store	1.1
Distribution/Wholesale	1.1
Insurance-Property/Casualty	1.1
Retail-Restaurants	1.1
Food-Wholesale/Distribution	1.1
Repurchase Agreement	1.1
Telecom Services	1.1
Computers	1.0
Beverages-Wine/Spirits	1.0
Chemicals-Plastics	1.0
Cable/Satellite TV	1.0
Building-Residential/Commercial	1.0
Insurance Brokers	0.9
Cosmetics & Toiletries	0.9
Footwear & Related Apparel	0.9
Containers-Metal/Glass	0.9
Appliances	0.9
E-Commerce/Services	0.9
Diversified Manufacturing Operations	0.9
Retail-Building Products	0.8
Electronic Components-Semiconductors	0.8
Apparel Manufacturers	0.8
Diagnostic Equipment	0.8
Food-Dairy Products	0.8
Retail-Apparel/Shoe	0.8
Medical-Drugs	0.8
Electronic Measurement Instruments	0.8
Exchange-Traded Funds	0.7
Finance-Credit Card	0.7
Internet Content-Information/News	0.7
Metal-Diversified	0.7
Schools	0.7
Human Resources	0.7
Telecommunication Equipment	0.6
Chemicals-Specialty	0.6
Steel-Producers	0.6
Unknown	0.6
Transactional Software	0.6
Telephone-Integrated	0.6
Aerospace/Defense	0.6
Medical Instruments	0.6
Medical Products	0.5
Engineering/R&D Services	0.5
Retail-Regional Department Stores	0.5
Computers-Integrated Systems	0.5
Building & Construction Products-Misc.	0.5
Retail-Convenience Store	0.5
Medical-Wholesale Drug Distribution	0.5
Building Products-Cement	0.5
Commercial Services	0.5
E-Marketing/Info	0.5
Auto-Cars/Light Trucks	0.5
Circuit Boards	0.5
Computer Data Security	0.5
Finance-Other Services	0.5
Finance-Investment Banker/Broker	0.4
Electronic Components-Misc.	0.4
Medical Labs & Testing Services	0.4
Funeral Services & Related Items	0.4
Commercial Paper	0.4
Insurance-Life/Health	0.4
Casino Services	0.4
Beverages-Non-alcoholic	0.4
Food-Retail	0.4
Broadcast Services/Program	0.4
Computer Services	0.4
Veterinary Products	0.4
Oil Field Machinery & Equipment	0.4
Hotels/Motels	0.4
Diversified Minerals	0.4
Gambling (Non-Hotel)	0.4
Retail-Automobile	0.4
Enterprise Software/Service	0.3
Coatings/Paint	0.3
Respiratory Products	0.3
Soap & Cleaning Preparation	0.3
Diversified Financial Services	0.3
Transport-Truck	0.3
Electric-Integrated	0.3
Satellite Telecom	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Electric Products-Misc.	0.3
Oil Refining & Marketing	0.3
Airlines	0.2
Retail-Misc./Diversified	0.2
Batteries/Battery Systems	0.2
Gold Mining	0.2
Tobacco	0.2
Food-Catering	0.2
Semiconductor Components-Integrated Circuits	0.2
Food-Flour & Grain	0.2
Food-Meat Products	0.2
Metal Processors & Fabrication	0.2
Rubber/Plastic Products	0.2
Multimedia	0.2
Textile-Products	0.2
Electric-Generation	0.2
Pharmacy Services	0.2
Brewery	0.2
Advertising Services	0.2
Building & Construction-Misc.	0.2
Cellular Telecom	0.2
Electronic Parts Distribution	0.2
Metal-Iron	0.2
Containers-Paper/Plastic	0.1
Instruments-Controls	0.1
Semiconductor Equipment	0.1
Computers-Periphery Equipment	0.1
Dental Supplies & Equipment	0.1
Hazardous Waste Disposal	0.1
Cable TV	0.1
Photo Equipment & Supplies	0.1
Transport-Rail	0.1
Networking Products	0.1
Aerospace/Defense-Equipment	0.1
Consumer Products-Misc.	0.1

Office Automation & Equipment	0.1
Computer Aided Design	0.1
Retail-Consumer Electronics	0.1
Food-Confectionery	0.1
Retail-Hypermarkets	0.1
Electronic Connectors	0.1
Consulting Services	0.1
Television	0.1
Applications Software	0.1
Insurance-Multi-line	0.1
Machinery-Thermal Process	0.1
Machinery-Pumps	0.1
Paper & Related Products	0.1
Retail-Home Furnishings	0.1
Transport-Marine	0.1
Auto-Heavy Duty Trucks	0.1
Leisure Products	0.1
Industrial Gases	0.1
Office Supplies & Forms	0.1
Retail-Appliances	0.1
Bicycle Manufacturing	0.1
Printing-Commercial	0.1
Warehousing & Harbor Transportation Services	0.1

98.3%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	10,530	$654,229

Aerospace/Defense - 0.5%

General Dynamics Corp.	9,000	693,900
Rockwell Collins, Inc.	4,000	259,000

		952,900

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp.	2,500	237,250

Agricultural Chemicals - 0.2%

Mosaic Co.	6,000	364,920

Airlines - 0.5%

Delta Air Lines, Inc.†	55,150	993,251

Applications Software - 0.7%

Check Point Software Technologies, Ltd.†	10,000	500,800
Microsoft Corp.	25,000	872,000

		1,372,800

Auto-Cars/Light Trucks - 0.5%

General Motors Co.†	28,740	973,999

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	14,120	689,197
Johnson Controls, Inc.	45,830	1,712,209

		2,401,406

Banks-Commercial - 0.3%

BB&T Corp.	15,000	493,800

Banks-Fiduciary - 0.3%

State Street Corp.	9,000	595,620

Banks-Super Regional - 5.5%

Capital One Financial Corp.	11,370	692,774
Comerica, Inc.	39,560	1,562,224
Fifth Third Bancorp	93,860	1,708,252
PNC Financial Services Group, Inc.	24,860	1,780,971
SunTrust Banks, Inc.	10,000	320,900
US Bancorp	11,000	385,660
Wells Fargo & Co.	94,360	3,826,298

		10,277,079

Beverages-Non-alcoholic - 1.7%

Coca-Cola Enterprises, Inc.	34,170	1,269,757
Dr Pepper Snapple Group, Inc.	4,500	206,910
PepsiCo, Inc.	20,320	1,641,247

		3,117,914

Brewery - 0.2%

Molson Coors Brewing Co., Class B	6,000	296,460

Cable/Satellite TV - 0.2%

Comcast Corp., Class A	10,000	401,500

Cellular Telecom - 0.7%

Vodafone Group PLC ADR	42,000	1,215,900

Chemicals-Diversified - 0.8%

LyondellBasell Industries NV, Class A	23,590	1,572,273

Commercial Services-Finance - 0.8%

Moody’s Corp.	19,810	1,316,176
Western Union Co.	15,000	245,700

		1,561,876

Computer Services - 0.2%

International Business Machines Corp.	1,900	395,238

Computers-Memory Devices - 1.6%

EMC Corp.†	57,870	1,432,861
SanDisk Corp.†	26,330	1,553,997

		2,986,858

Cosmetics & Toiletries - 1.0%

Avon Products, Inc.	44,930	1,059,000
Procter & Gamble Co.	9,700	744,572

		1,803,572

Cruise Lines - 0.9%

Carnival Corp.	52,580	1,740,398

Diversified Banking Institutions - 8.7%

Bank of America Corp.	226,970	3,100,410
Citigroup, Inc.	87,710	4,560,043
Goldman Sachs Group, Inc.	14,490	2,348,539
JPMorgan Chase & Co.	94,130	5,138,557
Morgan Stanley	44,440	1,150,996

		16,298,545

Diversified Manufacturing Operations - 3.3%

Eaton Corp. PLC	27,670	1,827,880
General Electric Co.	181,340	4,228,849

		6,056,729

Diversified Minerals - 0.2%

Teck Resources, Ltd., Class B	14,287	381,320

Electric-Integrated - 0.6%

Entergy Corp.	3,900	268,632
Exelon Corp.	15,000	470,100
PPL Corp.	15,000	445,500

		1,184,232

Electronic Components-Semiconductors - 2.2%

Altera Corp.	14,500	481,255
Intel Corp.	14,000	339,920
Micron Technology, Inc.†	59,820	698,698
Texas Instruments, Inc.	69,640	2,499,379

		4,019,252

Electronic Security Devices - 0.2%

Tyco International, Ltd.	11,400	385,434

Engineering/R&D Services - 0.5%

Jacobs Engineering Group, Inc.†	9,700	552,997
KBR, Inc.	12,000	433,200

		986,197

Engines-Internal Combustion - 1.0%

Cummins, Inc.	15,200	1,818,376

Enterprise Software/Service - 1.6%

CA, Inc.	12,000	327,720
Oracle Corp.	77,120	2,603,571

		2,931,291

Finance-Credit Card - 0.6%

Discover Financial Services	23,460	1,112,239

Finance-Investment Banker/Broker - 0.8%

TD Ameritrade Holding Corp.	61,360	1,438,278

Finance-Other Services - 0.2%

IntercontinentalExchange, Inc.†	2,400	410,904

Food-Dairy Products - 0.4%

Dean Foods Co.†	33,430	350,681
WhiteWave Foods Co., Class A†	8,540	148,929
WhiteWave Foods Co., Class B†	12,162	201,158

		700,768

Food-Misc./Diversified - 2.4%

ConAgra Foods, Inc.	62,620	2,109,668
General Mills, Inc.	11,000	517,880
Kraft Foods Group, Inc.	22,853	1,259,886
Unilever PLC ADR	14,000	588,140

		4,475,574

Food-Retail - 0.2%

Kroger Co.	12,000	404,040

Gold Mining - 0.2%

Goldcorp, Inc.	12,500	363,875

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	53,820	1,455,293

Independent Power Producers - 1.0%

NRG Energy, Inc.	70,320	1,794,566

Instruments-Controls - 1.2%

Honeywell International, Inc.	28,900	2,267,494

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	6,000	529,800

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc.	6,000	240,120

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	16,330	1,126,280

Insurance-Multi-line - 2.8%

Allstate Corp.	10,000	482,400
Hartford Financial Services Group, Inc.	43,750	1,340,063
ING US, Inc.†	36,923	1,053,413
MetLife, Inc.	51,410	2,272,836

		5,148,712

Insurance-Property/Casualty - 1.8%

Chubb Corp.	32,630	2,842,073
Travelers Cos., Inc.	6,500	544,180

		3,386,253

Insurance-Reinsurance - 0.8%

Berkshire Hathaway, Inc., Class B†	11,000	1,254,770
Everest Re Group, Ltd.	2,200	285,142

		1,539,912

Internet Security - 0.1%

Symantec Corp.†	8,000	179,120

Investment Management/Advisor Services - 2.8%

Ameriprise Financial, Inc.	36,030	2,937,166
Franklin Resources, Inc.	5,250	812,752
Invesco, Ltd.	41,990	1,416,743

		5,166,661

Machinery-Farming - 0.2%

Deere & Co.	3,400	296,174

Medical Instruments - 0.1%

Medtronic, Inc.	5,000	255,050

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	4,400	437,756

Medical Products - 1.3%

Baxter International, Inc.	23,870	1,678,777
Stryker Corp.	8,000	531,120
Zimmer Holdings, Inc.	3,500	274,785

		2,484,682

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.	4,400	442,332
Gilead Sciences, Inc.†	6,300	343,224
Life Technologies Corp.†	2,000	148,200

		933,756

Medical-Drugs - 8.0%

Abbott Laboratories	7,800	286,026
AbbVie, Inc.	7,000	298,830
Eli Lilly & Co.	21,720	1,154,635
Johnson & Johnson	40,954	3,447,508
Merck & Co., Inc.	52,170	2,436,339
Novartis AG ADR	15,000	1,076,400
Pfizer, Inc.	227,630	6,198,365

		14,898,103

Medical-Generic Drugs - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR	17,000	649,400

Medical-HMO - 1.4%

Aetna, Inc.	10,800	652,104
Cigna Corp.	24,920	1,692,068
WellPoint, Inc.	4,400	338,668

		2,682,840

Medical-Wholesale Drug Distribution - 1.0%

McKesson Corp.	16,580	1,887,799

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	5,800	180,090

Multimedia - 4.8%

News Corp., Class A	30,450	977,749
Time Warner, Inc.	46,480	2,713,038
Viacom, Inc., Class B	33,160	2,184,912
Walt Disney Co.	49,220	3,104,798

		8,980,497

Networking Products - 2.2%

Cisco Systems, Inc.	172,470	4,153,078

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	10,000	341,000

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.	42,850	629,038

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	4,500	270,765

Oil Companies-Exploration & Production - 6.6%

Anadarko Petroleum Corp.	23,060	2,017,058
Devon Energy Corp.	6,000	341,100
EOG Resources, Inc.	5,100	658,410
Noble Energy, Inc.	9,400	541,910
Occidental Petroleum Corp.	83,840	7,719,149
QEP Resources, Inc.	16,000	453,760
Talisman Energy, Inc.	30,000	350,400

Whiting Petroleum Corp.†	6,500	299,455

		12,381,242

Oil Companies-Integrated - 4.2%

Chevron Corp.	36,780	4,514,745
Hess Corp.	21,880	1,474,931
Phillips 66	18,990	1,264,164
Royal Dutch Shell PLC ADR, Class A	9,500	630,515

		7,884,355

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†	19,260	1,172,356
National Oilwell Varco, Inc.	7,000	492,100

		1,664,456

Oil Refining & Marketing - 0.6%

Valero Energy Corp.	25,230	1,025,095

Oil-Field Services - 0.3%

Schlumberger, Ltd.	8,000	584,240

Paper & Related Products - 0.9%

International Paper Co.	36,470	1,683,090

Pipelines - 0.1%

Enterprise Products Partners LP	3,600	213,804

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	11,000	328,020

Retail-Apparel/Shoe - 0.5%

PVH Corp.	7,450	858,165

Retail-Consumer Electronics - 0.6%

Best Buy Co., Inc.	43,600	1,201,180

Retail-Discount - 0.4%

Target Corp.	7,000	486,500
Wal-Mart Stores, Inc.	3,500	261,940

		748,440

Retail-Drug Store - 1.2%

CVS Caremark Corp.	39,000	2,245,620

Retail-Regional Department Stores - 1.1%

Kohl’s Corp.	22,740	1,169,063
Macy’s, Inc.	19,140	925,228

		2,094,291

Retail-Restaurants - 0.3%

McDonald’s Corp.	5,000	482,850

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	9,500	436,335
QUALCOMM, Inc.	29,670	1,883,452

		2,319,787

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	95,990	1,459,048

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	46,960	721,775

Telephone-Integrated - 0.2%

AT&T, Inc.	8,000	279,920

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	4,000	316,880

Transport-Rail - 0.2%

Norfolk Southern Corp.	5,000	382,950

Transport-Services - 1.1%

FedEx Corp.	21,950	2,114,663

Web Portals/ISP - 0.3%

Google, Inc., Class A†	730	635,399

Total Common Stock
(cost $144,619,516)		180,915,806

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Value Index Fund (cost $317,120)	3,720	314,675

Total Long-Term Investment Securities
(cost $144,936,636)		181,230,481

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Commercial Paper - 1.4%

BNP Paribas Finance, Inc. 0.06% due 06/03/2013	$2,700,000	2,699,991

Time Deposits - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/03/2013	2,200,000	2,200,000

Total Short-Term Investment Securities
(cost $4,899,991)		4,899,991

TOTAL INVESTMENTS
(cost $149,836,627)(1)	99.8%	186,130,472
Other assets less liabilities	0.2	429,592

NET ASSETS	100.0%	$186,560,064

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$10,277,079	$—	$—	$10,277,079
Diversified Banking Institutions	16,298,545	—	—	16,298,545
Medical-Drugs	14,898,103	—	—	14,898,103
Oil Companies - Exploration & Production	12,381,242	—	—	12,381,242
Other Industries*	127,060,837	—	—	127,060,837
Exchange-Traded Funds	314,675	—	—	314,675
Short-Term Investment Securities:
Commercial Paper	—	2,699,991	—	2,699,991
Time Deposits	—	2,200,000	—	2,200,000

Total	$181,230,481	$4,899,991	$—	$186,130,472

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.4%
Agricultural Chemicals - 0.9%

CF Industries Holdings, Inc.	6,440	$1,229,782

Airlines - 1.4%

Delta Air Lines, Inc.†	98,330	1,770,923

Apparel Manufacturers - 1.1%

Michael Kors Holdings, Ltd.†	23,470	1,474,385

Applications Software - 2.1%

Citrix Systems, Inc.†	10,640	684,684
Intuit, Inc.	24,780	1,448,143
Red Hat, Inc.†	12,720	613,486

		2,746,313

Auto/Truck Parts & Equipment-Original - 1.4%

Delphi Automotive PLC	36,521	1,782,590

Banks-Commercial - 1.7%

BankUnited, Inc.	25,200	619,416
First Republic Bank	17,140	636,923
Signature Bank†	12,340	952,401

		2,208,740

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	11,667	636,902

Beverages-Wine/Spirits - 1.1%

Beam, Inc.	9,830	637,377
Constellation Brands, Inc., Class A†	14,850	787,199

		1,424,576

Broadcast Services/Program - 1.2%

Discovery Communications, Inc., Class A†	20,200	1,592,972

Building & Construction Products-Misc. - 1.7%

Fortune Brands Home & Security, Inc.	34,410	1,454,855
USG Corp.†	25,709	702,627

		2,157,482

Building-Residential/Commercial - 1.4%

PulteGroup, Inc.†	42,100	908,939
Toll Brothers, Inc.†	27,984	956,213

		1,865,152

Cable/Satellite TV - 2.1%

Charter Communications, Inc., Class A†	14,780	1,654,178
Liberty Global PLC, Class A†	14,380	1,059,806

		2,713,984

Casino Hotels - 0.7%

Wynn Resorts, Ltd.	6,712	912,094

Chemicals-Specialty - 0.7%

Eastman Chemical Co.	12,320	883,590

Coatings/Paint - 2.0%

Sherwin-Williams Co.	13,540	2,552,696

Commercial Services - 1.2%

CoStar Group, Inc.†	7,172	801,901
HMS Holdings Corp.†	32,590	811,491

		1,613,392

Commercial Services-Finance - 4.2%

Alliance Data Systems Corp.†	9,780	1,731,940
McGraw-Hill Financial, Inc.	16,920	922,986
Moody’s Corp.	22,860	1,518,819
Vantiv, Inc., Class A†	26,456	703,994
Western Union Co.	34,860	571,007

		5,448,746

Communications Software - 0.8%

SolarWinds, Inc.†	24,400	1,028,460

Computer Aided Design - 0.4%

Autodesk, Inc.†	13,096	494,112

Computer Services - 1.1%

Cognizant Technology Solutions Corp., Class A†	10,250	662,663
IHS, Inc., Class A†	7,193	756,200

		1,418,863

Computers-Integrated Systems - 1.0%

Teradata Corp.†	22,240	1,239,880

Consulting Services - 1.5%

Gartner, Inc.†	11,610	657,242
Verisk Analytics, Inc., Class A†	22,140	1,302,275

		1,959,517

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	19,170	811,849

Containers-Paper/Plastic - 0.7%

Rock-Tenn Co., Class A	8,590	848,520

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	7,320	496,150

Dialysis Centers - 0.5%

DaVita HealthCare Partners, Inc.†	5,330	661,293

Distribution/Wholesale - 2.2%

Fastenal Co.	18,110	944,980
LKQ Corp.†	26,877	657,949
WW Grainger, Inc.	5,043	1,298,270

		2,901,199

Diversified Manufacturing Operations - 0.9%

Ingersoll-Rand PLC	19,840	1,141,395

E-Commerce/Services - 2.8%

Expedia, Inc.	19,230	1,104,956
Netflix, Inc.†	4,970	1,124,463
TripAdvisor, Inc.†	21,656	1,396,595

		3,626,014

Electric Products-Misc. - 0.9%

AMETEK, Inc.	28,032	1,209,581

Electric-Transmission - 0.9%

ITC Holdings Corp.	14,010	1,212,846

Electronic Components-Semiconductors - 0.9%

Avago Technologies, Ltd.	14,540	548,303
Xilinx, Inc.	16,260	660,969

		1,209,272

Electronic Connectors - 0.6%

Amphenol Corp., Class A	9,150	712,785

Electronic Measurement Instruments - 0.3%

Trimble Navigation, Ltd.†	14,150	394,785

Engineering/R&D Services - 0.3%

KBR, Inc.	10,490	378,689

Engines-Internal Combustion - 0.6%

Cummins, Inc.	6,970	833,821

Enterprise Software/Service - 0.3%

Informatica Corp.†	12,420	451,591

Entertainment Software - 0.5%

Electronic Arts, Inc.†	30,530	701,885

Filtration/Separation Products - 0.5%

Donaldson Co., Inc.	18,276	685,533

Finance-Consumer Loans - 0.3%

Ocwen Financial Corp.†	10,550	451,329

Finance-Other Services - 0.6%

IntercontinentalExchange, Inc.†	4,860	832,081

Food-Confectionery - 1.0%

Hershey Co.	14,300	1,274,273

Food-Retail - 2.2%

Kroger Co.	38,050	1,281,144
Whole Foods Market, Inc.	29,340	1,521,572

		2,802,716

Gold Mining - 0.7%

Royal Gold, Inc.	17,267	945,541

Hazardous Waste Disposal - 0.9%

Stericycle, Inc.†	11,203	1,229,641

Hotel/Motels - 1.5%

Starwood Hotels & Resorts Worldwide, Inc.	29,350	2,004,605

Industrial Automated/Robotic - 0.8%

Rockwell Automation, Inc.	12,074	1,062,753

Internet Application Software - 0.8%

Splunk, Inc.†	23,220	1,085,767

Internet Content-Information/News - 0.8%

LinkedIn Corp., Class A†	6,030	1,010,206

Investment Management/Advisor Services - 1.5%

Affiliated Managers Group, Inc.†	12,077	1,980,628

Machinery-Electrical - 0.5%

Regal-Beloit Corp.	9,320	629,193

Medical Information Systems - 0.7%

Cerner Corp.†	9,840	967,075

Medical Instruments - 0.8%

Edwards Lifesciences Corp.†	15,270	1,014,844

Medical Products - 0.5%

Sirona Dental Systems, Inc.†	9,008	639,028

Medical-Biomedical/Gene - 3.5%

Alexion Pharmaceuticals, Inc.†	4,130	402,840
Ariad Pharmaceuticals, Inc.†	48,084	881,861
Illumina, Inc.†	18,880	1,327,642
Regeneron Pharmaceuticals, Inc.†	3,735	903,384
Vertex Pharmaceuticals, Inc.†	12,865	1,033,188

		4,548,915

Medical-Generic Drugs - 2.3%

Actavis, Inc.†	12,620	1,555,920
Perrigo Co.	11,931	1,382,922

		2,938,842

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	20,960	984,282

Oil Companies-Exploration & Production - 4.0%

Cabot Oil & Gas Corp.	23,320	1,640,795
Cobalt International Energy, Inc.†	18,430	478,074
Concho Resources, Inc.†	17,180	1,437,279
Continental Resources, Inc.†	11,680	947,598
SM Energy Co.	10,690	648,242

		5,151,988

Oil Field Machinery & Equipment - 1.3%

Cameron International Corp.†	26,701	1,625,290

Oil-Field Services - 1.0%

Oceaneering International, Inc.	9,200	666,816
Superior Energy Services, Inc.†	23,672	631,569

		1,298,385

Paper & Related Products - 0.7%

International Paper Co.	20,990	968,688

Pharmacy Services - 0.6%

Catamaran Corp.†	14,530	715,167

Publishing-Periodicals - 0.5%

Nielsen Holdings NV	19,907	675,046

Radio - 0.7%

Sirius XM Radio, Inc.	266,490	927,385

Real Estate Investment Trusts - 2.2%

Home Properties, Inc.	13,420	815,533
Plum Creek Timber Co., Inc.	18,940	903,438
Rayonier, Inc.	21,570	1,194,978

		2,913,949

Recreational Vehicles - 1.0%

Polaris Industries, Inc.	14,166	1,352,995

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	14,609	830,376

Resort/Theme Parks - 1.2%

SeaWorld Entertainment, Inc.†	44,592	1,578,111

Retail-Apparel/Shoe - 1.6%

Foot Locker, Inc.	19,430	666,838
PVH Corp.	9,010	1,037,862
Urban Outfitters, Inc.†	9,440	395,819

		2,100,519

Retail-Auto Parts - 0.8%

AutoZone, Inc.†	2,660	1,087,488

Retail-Discount - 1.3%

Dollar Tree, Inc.†	35,570	1,708,783

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	17,600	890,736

Retail-Perfume & Cosmetics - 0.9%

Ulta Salon Cosmetics & Fragrance, Inc.†	13,430	1,218,907

Retail-Pet Food & Supplies - 0.8%

PetSmart, Inc.	15,800	1,066,500

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	18,150	877,371

Retail-Restaurants - 1.7%

Brinker International, Inc.	18,970	743,814
Dunkin’ Brands Group, Inc.	16,780	664,488
Panera Bread Co., Class A†	4,190	803,767

		2,212,069

Retail-Sporting Goods - 0.9%

Dick’s Sporting Goods, Inc.	21,098	1,104,269

Retirement/Aged Care - 0.6%

Brookdale Senior Living, Inc.†	28,430	805,990

Semiconductor Components-Integrated Circuits - 0.3%

Maxim Integrated Products, Inc.	13,470	397,230

Semiconductor Equipment - 0.5%

KLA-Tencor Corp.	11,900	669,851

Telecom Services - 0.7%

Virgin Media, Inc.	17,000	844,220

Television - 0.5%

AMC Networks, Inc., Class A†	9,880	632,518

Therapeutics - 1.5%

Onyx Pharmaceuticals, Inc.†	12,550	1,197,897
Pharmacyclics, Inc.†	8,070	739,535

		1,937,432

Toys - 0.6%

Mattel, Inc.	17,430	779,993

Transport-Rail - 1.4%

CSX Corp.	22,540	568,233
Kansas City Southern	10,850	1,201,095

		1,769,328

Transport-Truck - 0.5%

J.B. Hunt Transport Services, Inc.	9,000	662,940

Vitamins & Nutrition Products - 1.3%

Herbalife, Ltd.	10,750	501,702
Mead Johnson Nutrition Co.	14,110	1,143,898

		1,645,600

Web Hosting/Design - 1.4%

Equinix, Inc.†	8,980	1,819,707

Wireless Equipment - 1.6%

Crown Castle International Corp.†	14,850	1,058,062
SBA Communications Corp., Class A†	13,180	992,059

		2,050,121

Total Long-Term Investment Securities (cost $108,843,677)		128,153,030

REPURCHASE AGREEMENT - 1.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $1,821,002 and collateralized by $1,765,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $1,859,869 (cost $1,821,000)	$1,821,000	1,821,000

TOTAL INVESTMENTS (cost $110,664,677) (1)	99.8%	129,974,030
Other assets less liabilities	0.2	224,844

NET ASSETS	100.0%	$130,198,874

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$128,153,030	$—	$—	$128,153,030
Repurchase Agreement	—	1,821,000	—	1,821,000

Total	$128,153,030	$1,821,000	$—	$129,974,030

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 93.9%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	22,203	$1,379,472

Aerospace/Defense - 0.8%

Esterline Technologies Corp.†	80,136	5,881,181
Teledyne Technologies, Inc.†	18,083	1,396,369

		7,277,550

Aerospace/Defense-Equipment - 0.8%

Curtiss-Wright Corp.	55,395	2,014,162
Moog, Inc., Class A†	95,800	4,796,706

		6,810,868

Agricultural Operations - 0.7%

Bunge, Ltd.	88,800	6,180,480

Airlines - 0.7%

Delta Air Lines, Inc.†	359,202	6,469,228

Apparel Manufacturers - 0.4%

Coach, Inc.	16,985	989,546
Maidenform Brands, Inc.†	115,000	2,091,850

		3,081,396

Applications Software - 1.2%

Check Point Software Technologies, Ltd.†	105,000	5,258,400
Verint Systems, Inc.†	144,100	4,837,437

		10,095,837

Audio/Video Products - 0.3%

Harman International Industries, Inc.	50,393	2,675,868

Auto/Truck Parts & Equipment-Original - 0.5%

Lear Corp.	59,647	3,577,627
TRW Automotive Holdings Corp.†	15,279	967,925

		4,545,552

Banks-Commercial - 3.1%

BankUnited, Inc.	153,898	3,782,813
BB&T Corp.	84,994	2,798,003
East West Bancorp, Inc.	94,566	2,490,868
First Midwest Bancorp, Inc.	207,050	2,724,778
Iberiabank Corp.	69,500	3,582,030
Popular, Inc.†	124,797	3,743,910
Regions Financial Corp.	367,700	3,357,101
Zions Bancorporation	182,300	5,113,515

		27,593,018

Banks-Fiduciary - 0.2%

State Street Corp.	22,372	1,480,579

Banks-Super Regional - 1.7%

Comerica, Inc.	212,030	8,373,064
Fifth Third Bancorp	173,285	3,153,787
Huntington Bancshares, Inc.	194,413	1,506,701
SunTrust Banks, Inc.	58,500	1,877,265

		14,910,817

Beverages-Non-alcoholic - 0.6%

Coca-Cola Enterprises, Inc.	38,594	1,434,153
Dr Pepper Snapple Group, Inc.	78,515	3,610,120

		5,044,273

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc., Class A†	51,005	2,703,775

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†	74,590	1,310,546

Building & Construction-Misc. - 0.2%

Aegion Corp.†	91,643	2,092,210

Building Products-Doors & Windows - 0.1%

Griffon Corp.	110,267	1,272,481

Building Products-Wood - 0.1%

Masco Corp.	62,087	1,305,069

Building-Heavy Construction - 0.5%

Chicago Bridge & Iron Co. NV	74,600	4,722,180

Building-Residential/Commercial - 0.9%

Lennar Corp., Class A	84,200	3,310,744
Toll Brothers, Inc.†	141,169	4,823,745

		8,134,489

Capacitors - 0.2%

Kemet Corp.†	355,000	1,629,450

Chemicals-Diversified - 1.5%

Celanese Corp., Series A	192,700	9,509,745
Chemtura Corp.†	160,000	3,668,800

		13,178,545

Chemicals-Plastics - 0.7%

PolyOne Corp.	225,511	5,793,378

Chemicals-Specialty - 4.3%

Ashland, Inc.	62,400	5,548,608
Cabot Corp.	138,530	5,671,418
Eastman Chemical Co.	106,000	7,602,320
H.B. Fuller Co.	105,944	4,404,092
Methanex Corp.	209,910	9,278,022
Minerals Technologies, Inc.	120,627	5,138,710

		37,643,170

Coal - 0.2%

CONSOL Energy, Inc.	54,705	1,897,169

Commercial Services - 0.3%

PHH Corp.†	142,401	2,870,804

Commercial Services-Finance - 0.9%

Alliance Data Systems Corp.†	6,345	1,123,636
Equifax, Inc.	25,520	1,554,168
Lender Processing Services, Inc.	38,830	1,284,885
McGraw-Hill Financial, Inc.	22,667	1,236,485
Moody’s Corp.	24,862	1,651,831
SEI Investments Co.	40,974	1,254,214

		8,105,219

Computers-Memory Devices - 1.0%

SanDisk Corp.†	77,000	4,544,540
Seagate Technology PLC	35,493	1,529,039
Western Digital Corp.	41,066	2,600,299

		8,673,878

Consulting Services - 1.0%

Booz Allen Hamilton Holding Corp.	227,300	3,964,112
FTI Consulting, Inc.†	51,564	1,958,916
Towers Watson & Co., Class A	38,908	3,022,374

		8,945,402

Consumer Products-Misc. - 0.6%

Samsonite International SA(1)	2,112,900	5,455,985

Containers-Metal/Glass - 1.6%

Ball Corp.	17,308	747,013
Crown Holdings, Inc.†	71,332	3,020,910
Owens-Illinois, Inc.†	302,179	8,294,814
Rexam PLC(1)	192,941	1,542,511

		13,605,248

Containers-Paper/Plastic - 2.4%

Graphic Packaging Holding Co.†	294,560	2,265,166
Packaging Corp. of America	157,100	7,697,900
Rock-Tenn Co., Class A	11,878	1,173,309
Sealed Air Corp.	275,000	6,605,500
Sonoco Products Co.	98,000	3,431,960

		21,173,835

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	7,130	884,619

Distribution/Wholesale - 3.5%

Arrow Electronics, Inc.†	256,163	10,185,041
Ingram Micro, Inc., Class A†	190,500	3,640,455
WESCO International, Inc.†	227,514	16,895,190

		30,720,686

Diversified Manufacturing Operations - 5.8%

Barnes Group, Inc.	232,778	7,034,551
Carlisle Cos., Inc.	89,661	5,864,726
Colfax Corp.†	17,000	848,300
Crane Co.	44,600	2,664,850
Dover Corp.	168,664	13,197,958
Federal Signal Corp.†	350,318	3,072,289
Harsco Corp.	113,000	2,641,940
Ingersoll-Rand PLC	68,000	3,912,040
Parker Hannifin Corp.	19,764	1,971,657
Pentair, Ltd.	146,656	8,541,245
Textron, Inc.	41,357	1,114,985

		50,864,541

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.	17,161	1,201,613

E-Commerce/Services - 0.1%

IAC/InterActiveCorp	26,017	1,261,304

Electric Products-Misc. - 0.3%

AMETEK, Inc.	58,950	2,543,693

Electric-Generation - 0.1%

AES Corp.	63,959	780,300

Electric-Integrated - 3.0%

Alliant Energy Corp.	121,879	6,003,759
Ameren Corp.	34,281	1,166,925
American Electric Power Co., Inc.	34,691	1,589,542
Edison International	48,452	2,225,885
Great Plains Energy, Inc.	167,148	3,772,530
NV Energy, Inc.	112,977	2,648,181
Westar Energy, Inc.	162,915	5,167,664
Wisconsin Energy Corp.	79,854	3,258,842

		25,833,328

Electronic Components-Misc. - 1.4%

Flextronics International, Ltd.†	1,152,831	8,600,120
Plexus Corp.†	95,907	2,798,566
TE Connectivity, Ltd.	27,154	1,205,366

		12,604,052

Electronic Components-Semiconductors - 3.4%

Avago Technologies, Ltd.	198,119	7,471,067
Diodes, Inc.†	20,000	472,000
Fairchild Semiconductor International, Inc.†	332,700	4,827,477
Infineon Technologies AG(1)	165,000	1,401,205
LSI Corp.†	288,790	2,137,046
Microsemi Corp.†	279,000	6,118,470
ON Semiconductor Corp.†	202,232	1,731,106
Skyworks Solutions, Inc.†	217,700	5,194,322

		29,352,693

Electronic Parts Distribution - 0.5%

Avnet, Inc.†	61,176	2,089,772
Rexel SA(1)	111,410	2,505,019

		4,594,791

Electronic Security Devices - 0.3%

Tyco International, Ltd.	78,200	2,643,942

Engineering/R&D Services - 1.0%

Fluor Corp.	26,953	1,703,699
Foster Wheeler AG†	70,927	1,632,740
KBR, Inc.	151,300	5,461,930

		8,798,369

Enterprise Software/Service - 0.2%

CA, Inc.	49,892	1,362,551

Finance-Consumer Loans - 0.2%

SLM Corp.	66,439	1,577,262

Finance-Credit Card - 0.3%

Discover Financial Services	61,153	2,899,264

Finance-Investment Banker/Broker - 1.3%

Charles Schwab Corp.	72,985	1,449,482
LPL Financial Holdings, Inc.	125,300	4,646,124
Raymond James Financial, Inc.	60,351	2,653,634
TD Ameritrade Holding Corp.	129,546	3,036,558

		11,785,798

Finance-Other Services - 0.0%

Solar Cayman, Ltd.†*(2)(3)	120,200	8,414

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	37,203	930,075

Food-Misc./Diversified - 0.6%

Ebro Foods SA(1)	200,604	3,932,050
Ingredion, Inc.	20,500	1,396,460

		5,328,510

Gas-Distribution - 0.8%

UGI Corp.	184,811	7,057,932

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	335,967	9,084,548

Human Resources - 1.1%

ManpowerGroup, Inc.	33,324	1,908,466
Robert Half International, Inc.	74,420	2,586,839
TrueBlue, Inc.†	211,600	4,981,064

		9,476,369

Identification Systems - 0.8%

Brady Corp., Class A	97,397	3,169,298
Checkpoint Systems, Inc.†	282,638	3,860,835

		7,030,133

Instruments-Controls - 0.8%

Honeywell International, Inc.	84,900	6,661,254

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	68,507	2,741,650

Insurance-Life/Health - 2.2%

Principal Financial Group, Inc.	165,977	6,282,230
Symetra Financial Corp.	78,769	1,099,615
Torchmark Corp.	52,138	3,363,422
Unum Group	295,033	8,402,540

		19,147,807

Insurance-Multi-line - 1.3%

Loews Corp.	28,464	1,304,220
XL Group PLC	312,600	9,825,018

		11,129,238

Insurance-Property/Casualty - 1.1%

Alleghany Corp.†	5,617	2,190,630
Arch Capital Group, Ltd.†	16,795	860,072
Hanover Insurance Group, Inc.	122,700	6,163,221

		9,213,923

Insurance-Reinsurance - 1.7%

Axis Capital Holdings, Ltd.	42,476	1,850,255
Everest Re Group, Ltd.	18,299	2,371,733
Reinsurance Group of America, Inc.	168,063	11,073,671

		15,295,659

Internet Security - 0.3%

Symantec Corp.†	111,225	2,490,328

Leisure Products - 0.2%

Brunswick Corp.	46,905	1,574,601

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	67,000	5,029,690

Machine Tools & Related Products - 0.8%

Kennametal, Inc.	161,100	6,982,074

Machinery-Farming - 0.6%

AGCO Corp.	98,257	5,450,316

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	104,839	3,327,590
IDEX Corp.	51,200	2,818,560

		6,146,150

Machinery-Pumps - 0.4%

Flowserve Corp.	18,496	3,109,732

Medical Instruments - 0.4%

Boston Scientific Corp.†	379,700	3,508,428

Medical Labs & Testing Services - 0.1%

ICON PLC	33,973	1,166,633

Medical Products - 0.4%

CareFusion Corp.†	88,242	3,242,893

Medical-Drugs - 1.5%

Almirall SA(1)	609,057	7,360,651
Ono Pharmaceutical Co., Ltd.(1)	27,600	1,900,725
UCB SA(1)	73,028	4,002,727

		13,264,103

Medical-HMO - 1.1%

Cigna Corp.	43,115	2,927,509
Humana, Inc.	17,416	1,406,864
WellCare Health Plans, Inc.†	97,000	5,057,580

		9,391,953

Medical-Hospitals - 0.3%

Health Management Associates, Inc., Class A†	171,800	2,369,122

Medical-Wholesale Drug Distribution - 1.1%

AmerisourceBergen Corp.	116,038	6,275,335
McKesson Corp.	29,788	3,391,662

		9,666,997

Metal Processors & Fabrication - 0.5%

Timken Co.	75,079	4,261,484

Metal-Diversified - 0.2%

Molycorp, Inc.†	241,500	1,586,655

Office Supplies & Forms - 1.2%

ACCO Brands Corp.†	583,000	4,168,450
Avery Dennison Corp.	139,000	6,046,500

		10,214,950

Oil & Gas Drilling - 0.8%

Ensco PLC, Class A	36,802	2,214,376
Ocean Rig UDW, Inc.†	289,200	5,034,972

		7,249,348

Oil Companies-Exploration & Production - 3.0%

Cobalt International Energy, Inc.†	304,465	7,897,822
EQT Corp.	20,700	1,653,516
Japan Petroleum Exploration Co.(1)	48,700	2,059,250
Kosmos Energy, Ltd.†	73,799	761,606
Newfield Exploration Co.†	133,727	3,181,365
Noble Energy, Inc.	27,198	1,567,965
QEP Resources, Inc.	141,400	4,010,104
Rosetta Resources, Inc.†	25,629	1,200,975
SM Energy Co.	31,471	1,908,401
Southwestern Energy Co.†	46,367	1,747,572

		25,988,576

Oil Companies-Integrated - 0.2%

Marathon Oil Corp.	40,119	1,379,692

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	20,736	1,262,200

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	17,799	1,468,417
Tesoro Corp.	15,410	950,027

		2,418,444

Oil-Field Services - 0.6%

Trican Well Service, Ltd.	327,100	4,584,290
Weatherford International, Ltd.†	60,956	822,297

		5,406,587

Paper & Related Products - 0.3%

International Paper Co.	48,065	2,218,200

Pharmacy Services - 0.4%

Omnicare, Inc.	74,989	3,451,744

Power Converter/Supply Equipment - 1.4%

Hubbell, Inc., Class B	120,778	12,129,735

Real Estate Investment Trusts - 3.0%

American Assets Trust, Inc.	151,670	4,883,774
Blackstone Mortgage Trust, Inc., Class A	21,500	566,955
Boston Properties, Inc.	8,005	853,173
BRE Properties, Inc.	22,355	1,117,526
Equity Lifestyle Properties, Inc.	65,400	5,046,918
Equity Residential	31,450	1,778,498
Hatteras Financial Corp.	130,500	3,369,510
Kimco Realty Corp.	103,352	2,289,247
Regency Centers Corp.	31,001	1,599,652
Taubman Centers, Inc.	22,897	1,845,040
Ventas, Inc.	15,503	1,106,449
Vornado Realty Trust	20,773	1,660,801

		26,117,543

Real Estate Operations & Development - 0.6%

BR Properties SA	76,200	747,484
Forest City Enterprises, Inc., Class A†	224,955	4,220,156

		4,967,640

Retail-Apparel/Shoe - 1.7%

Ascena Retail Group, Inc.†	167,500	3,405,275
Express, Inc.†	75,000	1,635,000
Finish Line, Inc., Class A	153,000	3,222,180
Foot Locker, Inc.	38,705	1,328,355
Men’s Wearhouse, Inc.	108,900	3,942,180
Ross Stores, Inc.	14,666	943,024

		14,476,014

Retail-Automobile - 0.1%

Rush Enterprises, Inc., Class A†	20,130	517,341

Retail-Discount - 0.1%

Family Dollar Stores, Inc.	19,100	1,167,965

Retail-Mail Order - 0.1%

Williams-Sonoma, Inc.	20,631	1,113,249

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	21,951	1,291,158

Retail-Office Supplies - 0.9%

Staples, Inc.	505,908	7,588,620

Retail-Regional Department Stores - 0.3%

Macy’s, Inc.	59,906	2,895,856

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	100,500	4,525,515

Retirement/Aged Care - 0.8%

Brookdale Senior Living, Inc.†	254,273	7,208,640

Savings & Loans/Thrifts - 0.5%

Beneficial Mutual Bancorp, Inc.†	61,876	529,040
EverBank Financial Corp.	233,100	3,659,670

		4,188,710

Semiconductor Components-Integrated Circuits - 0.4%

Analog Devices, Inc.	48,225	2,214,974
NXP Semiconductor NV†	44,025	1,358,171

		3,573,145

Semiconductor Equipment - 1.7%

Brooks Automation, Inc.	310,500	3,306,825
LTX-Credence Corp.†	298,234	1,690,987
Teradyne, Inc.†	567,300	10,177,362

		15,175,174

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	41,418	2,287,102

Steel-Producers - 0.7%

Carpenter Technology Corp.	123,000	5,923,680

Steel-Specialty - 0.2%

Universal Stainless & Alloy Products, Inc.†	52,202	1,654,281

Telecom Services - 0.2%

Amdocs, Ltd.	57,500	2,052,750

Telecommunication Equipment - 0.4%

Harris Corp.	73,072	3,663,099

Television - 0.4%

CBS Corp., Class B	73,664	3,646,368

Tobacco - 0.1%

Lorillard, Inc.	25,435	1,079,461

Tools-Hand Held - 0.8%

Stanley Black & Decker, Inc.	92,872	7,357,320

Toys - 0.5%

Mattel, Inc.	92,328	4,131,678

Transactional Software - 0.2%

VeriFone Systems, Inc.†	90,800	2,118,364

X-Ray Equipment - 0.2%

Hologic, Inc.†	67,238	1,395,189

Total Common Stock (cost $662,006,170)		821,948,586

RIGHTS - 0.0%
Medical-Drugs - 0.0%

Almirall SA
Expires 06/03/2013†
(cost $120,295)	609,561	106,957

Total Long-Term Investment Securities (cost $662,126,465)		822,055,543

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

SSgA Money Market Fund (cost $3,749,104)	3,749,104	3,749,104

REPURCHASE AGREEMENTS - 5.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $7,254,006 and collateralized by $7,475,000 of United States Treasury Notes, bearing interest at 0.25%, due 08/15/2015 and having an approximate value of $7,475,000	$7,254,000	7,254,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $40,468,034 and collateralized by $39,175,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $41,280,656	40,468,000	40,468,000

Total Repurchase Agreements (cost $47,722,000)		47,722,000

TOTAL INVESTMENTS (cost $713,597,569) (4)	99.8%	873,526,647
Other assets less liabilities	0.2	1,893,911

NET ASSETS	100.0%	$875,420,558

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions exempt from registration, normally to qualify institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2013. The aggregate value of these securities was $30,160,123 representing 3.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Consumer Products-Misc.	$—	$5,455,985	$—	$5,455,985
Containers-Metal/Glass	12,062,737	1,542,511	—	13,605,248
Diversified Manufacturing Operations	50,864,541	—	—	50,864,541
Electronic Components-Semiconductors	27,951,488	1,401,205	—	29,352,693
Electronic Parts Distribution	2,089,772	2,505,019	—	4,594,791
Finance - Other Services	—	—	8,414	8,414
Food-Misc./Diversified	1,396,460	3,932,050	—	5,328,510
Medical-Drugs	—	13,264,103	—	13,264,103
Oil Companies-Exploration & Production	23,929,326	2,059,250	—	25,988,576
Other Industries*	673,485,725	—	—	673,485,725
Rights	106,957	—	—	106,957
Short-Term Investment Securities:
Registered Investment Companies	3,749,104	—	—	3,749,104
Repurchase Agreements	—	47,722,000	—	47,722,000

Total	$795,636,110	$77,882,123	$8,414	$873,526,647

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 51.2%

VALIC Co. I Blue Chip Growth Fund	1,202,506	$17,063,554
VALIC Co. I Dividend Value Fund	3,739,700	43,455,314
VALIC Co. I Mid Cap Index Fund	895,202	21,878,742
VALIC Co. I Mid Cap Strategic Growth Fund	87,806	1,242,452
VALIC Co. I Nasdaq-100 Index Fund	1,892,860	13,212,166
VALIC Co. I Science & Technology Fund†	723,453	13,890,304
VALIC Co. I Small Cap Index Fund	651,356	11,809,091
VALIC Co. I Small Cap Special Values Fund	763,800	8,646,216
VALIC Co. I Stock Index Fund	2,544,714	76,519,547
VALIC Co. I Value Fund	212,212	2,631,434
VALIC Co. II Capital Appreciation Fund	1,111,208	13,790,092
VALIC Co. II Large Cap Value Fund	361,529	5,173,482
VALIC Co. II Mid Cap Growth Fund	579,270	5,462,519
VALIC Co. II Mid Cap Value Fund	1,968,101	41,940,238
VALIC Co. II Small Cap Growth Fund	305,558	4,565,037
VALIC Co. II Small Cap Value Fund	1,291,954	20,257,837

Total Domestic Equity Investment Companies (cost $250,814,030)		301,538,025

Fixed Income Investment Companies - 29.8%

VALIC Co. I Capital Conservation Fund	1,108,844	11,099,524
VALIC Co. I Government Securities Fund	1,009,658	11,055,759
VALIC Co. I Inflation Protected Fund	942,229	10,873,319
VALIC Co. II Core Bond Fund	7,719,086	84,678,372
VALIC Co. II High Yield Bond Fund	2,909,823	22,580,228
VALIC Co. II Strategic Bond Fund	3,011,751	34,996,546

Total Fixed Income Investment Companies (cost $172,938,700)		175,283,748

International Equity Investment Companies - 14.0%
VALIC Co. I Emerging Economies Fund	7,542,632	61,019,892
VALIC Co. I Foreign Value Fund	671,699	6,455,023
VALIC Co. I International Equities Fund	1,068,163	6,911,018
VALIC Co. I International Growth Fund	629,751	7,783,722

Total International Equity Investment Companies (cost $77,501,846)		82,169,655

Real Estate Investment Companies - 5.0%

VALIC Co. I Global Real Estate Fund (cost $25,603,916)	3,265,244	29,223,934

TOTAL INVESTMENTS (cost $526,858,492)(2)	100.0%	588,215,362
Other assets less liabilities	0.0	904

NET ASSETS	100.0%	$588,216,266

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$301,538,025	$—	$—	$301,538,025
Fixed Income Investment Companies	175,283,748	—	—	175,283,748
International Equity Investment Companies	82,169,655	—	—	82,169,655
Real Estate Investment Companies	29,223,934	—	—	29,223,934

Total	$588,215,362	$—	$—	$588,215,362

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 97.2%
Certificates of Deposit - 25.5%

Citibank NA 0.26% due 08/15/2013	$3,600,000	$3,600,000
Deutsche Bank AG NY FRS 0.26% due 06/03/2013	3,500,000	3,500,000
Nordea Bank Finland PLC NY FRS 0.19% due 10/25/2013	3,600,000	3,600,000
Nordea Bank Finland PLC NY FRS 0.20% due 08/08/2013	3,300,000	3,300,000
Rabobank Nederland NV NY FRS 0.32% due 01/31/2014	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.38% due 07/11/2013	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.33% due 10/04/2018(2)	3,800,000	3,800,000
Svenska Handelsbanken NY 0.21% due 09/23/2013	3,500,000	3,500,055
Svenska Handlsbanken NY 0.23% due 07/12/2013	3,500,000	3,500,020
UBS AG Stamford CT FRS 0.35% due 01/21/2014	3,700,000	3,700,000
UBS AG Stamford CT FRS 0.39% due 10/17/2013	3,250,000	3,250,000
Wells Fargo Bank NA 0.21% due 01/15/2014	3,500,000	3,500,000
Wells Fargo Bank NA FRS 0.19% due 09/11/2013	3,400,000	3,400,000

Total Certificates of Deposit
(amortized cost $45,150,075)		45,150,075

Commercial Paper - 21.2%

Barclays US Funding Corp. 0.07% due 06/03/2013	4,300,000	4,299,983
Barclays US Funding Corp. 0.20% due 08/01/2013	3,700,000	3,698,746
BNP Paribas Finance, Inc. 0.06% due 06/03/2013	3,750,000	3,749,988
BNP Paribas Finance, Inc. 0.08% due 06/07/2013	3,750,000	3,749,950
Credit Agricole North America, Inc. 0.11% due 06/05/2013	3,650,000	3,649,955
Deutsche Bank Financial LLC 0.21% due 06/27/2013	3,700,000	3,699,439
JPMorgan Chase & Co. FRS 0.30% due 09/03/2013	3,350,000	3,350,000
Lloyds TSB Bank PLC 0.10% due 06/05/2013	7,300,000	7,299,919
State Street Corp. 0.15% due 08/07/2013	4,000,000	3,998,883

Total Commercial Paper
(amortized cost $37,496,863)		37,496,863

U.S. Corporate Bonds & Notes - 13.5%

Bank of America NA 0.20% due 06/19/2013	3,600,000	3,600,000
Bank of America NA 0.28% due 06/11/2013	3,500,000	3,500,000
Citigroup, Inc. FRS Senior Notes 0.41% due 03/07/2014	1,170,000	1,168,468
Citigroup, Inc. Senior Notes 6.50% due 08/19/2013	2,250,000	2,278,961
General Electric Capital Corp. FRS Senior Notes 1.13% due 01/07/2014	2,025,000	2,036,102
General Electric Capital Corp. Senior Notes 1.88% due 09/16/2013	1,000,000	1,004,837
JPMorgan Chase Bank NA FRS Notes 0.36% due 06/06/2014	2,700,000	2,700,000
Procter & Gamble Co. FRS Senior Notes 0.19% due 02/06/2014	3,225,000	3,224,649
Royal Bank of Canada Senior Notes 1.13% due 01/15/2014	3,545,000	3,563,014
UBS AG Stamford CT Senior Notes 2.25% due 01/28/2014	800,000	810,099

Total U.S. Corporate Bonds & Notes
(amortized cost $23,886,130)		23,886,130

U.S. Government Agencies - 32.3%

Federal Farm Credit Bank
0.03% due 06/03/2013	5,500,000	5,499,989
0.09% due 11/01/2013	1,000,000	999,617
0.13% due 10/21/2013	1,000,000	999,487
0.14% due 02/10/2014	1,500,000	1,498,518
0.18% due 09/11/2013	3,500,000	3,498,215
Federal Farm Credit Bank FRS
0.10% due 02/19/2014	1,200,000	1,200,000
0.15% due 12/06/2013	2,700,000	2,700,000
0.17% due 07/24/2013	250,000	250,004
0.17% due 09/16/2013	150,000	150,005
0.18% due 06/04/2013	3,750,000	3,749,997
0.21% due 07/10/2013	300,000	300,023
0.21% due 08/06/2013	1,500,000	1,499,999
0.21% due 03/26/2014	3,950,000	3,951,166
0.25% due 06/26/2013	150,000	150,012
Federal Home Loan Bank
0.06% due 06/27/2013	3,300,000	3,299,857
0.06% due 07/03/2013	3,500,000	3,499,813
0.07% due 06/11/2013	2,500,000	2,499,951
0.10% due 06/25/2013	1,400,000	1,399,907
0.17% due 12/20/2013	1,750,000	1,749,839
Federal Home Loan Mtg. Corp.
0.09% due 06/17/2013	2,500,000	2,499,900
0.16% due 06/25/2013	1,750,000	1,749,813
0.16% due 11/05/2013	2,700,000	2,698,116
0.17% due 02/24/2014	1,300,000	1,298,355
0.18% due 02/24/2014	1,200,000	1,198,392
Federal Home Loan Mtg. Corp. FRS 0.15% due 06/03/2013	180,000	180,000
Federal National Mtg. Assoc.
0.11% due 07/22/2013	2,000,000	1,999,688
0.16% due 02/03/2014	4,000,000	3,995,609
1.25% due 02/27/2014	2,300,000	2,318,678

Federal National Mtg. Assoc. FRS 0.19% due 08/12/2013	200,000	200,012

Total U.S. Government Agencies
(amortized cost $57,034,962)		57,034,962

U.S. Government Treasuries - 4.7%

United States Treasury Bills
0.01% due 07/25/2013	2,500,000	2,499,961
0.07% due 10/31/2013	1,000,000	999,726
0.07% due 11/07/2013	1,000,000	999,702
United States Treasury Notes
0.25% due 01/31/2014	250,000	250,122
0.38% due 07/31/2013	250,000	250,088
0.50% due 11/15/2013	1,500,000	1,502,102
1.00% due 01/15/2014	1,700,000	1,708,716

Total U.S. Government Treasuries
(amortized cost $8,210,417)		8,210,417

Total Short-Term Investment Securities - 97.2%
(amortized cost $171,778,447)		171,778,447

REPURCHASE AGREEMENT - 3.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $5,513,000)	5,513,000	5,513,000

TOTAL INVESTMENTS
(amortized cost $177,291,447)(3)	100.3%	177,291,447
Liabilities in excess of other assets	(0.3)	(489,292)

NET ASSETS	100.0%	$176,802,155

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security’s effective maturity date is less than a year.
(3)	See Note 5 for cost of investments on a tax basis.
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2013 and unless noted otherwise the dates are the original maturity dates.

Allocation of investments as a percentage of net assets by industry group as of May 31, 2013:

Industry Allocation*

U.S. Government Agencies	32.3%
Commercial Banks	22.3
Banks-Super Regional	11.5
Diversified Banking Institutions	10.2
Money Center Banks	6.2
U.S. Government Treasuries	4.6
Finance-Investment Banker/Broker	4.3
Repurchase Agreement	3.1
Fiduciary Banks	2.3
Cosmetics & Toiletries	1.8
Diversified Financial Services	1.7

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$45,150,075	$—	$45,150,075
Commercial Paper	—	37,496,863	—	37,496,863
U.S. Corporate Bonds & Notes	—	23,886,130	—	23,886,130
U.S. Government Agencies	—	57,034,962	—	57,034,962
U.S. Government Treasuries	—	8,210,417	—	8,210,417
Repurchase Agreement	—	5,513,000	—	5,513,000

Total	$—	$177,291,447	$—	$177,291,447

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Advanced Materials - 1.2%

Hexcel Corp.†	31,430	$1,092,821

Aerospace/Defense-Equipment - 0.9%

HEICO Corp.	16,233	821,065

Airlines - 0.9%

Spirit Airlines, Inc.†	26,460	805,178

Apparel Manufacturers - 0.6%

Oxford Industries, Inc.	8,010	526,177

Applications Software - 4.5%

Demandware, Inc.†	26,240	803,206
Imperva, Inc.†	21,060	838,820
Infoblox, Inc.†	53,510	1,301,898
Model N, Inc.†	31,839	643,148
NetSuite, Inc.†	6,730	589,548

		4,176,620

Auction House/Art Dealers - 0.6%

Sotheby’s	15,060	560,985

Auto-Cars/Light Trucks - 0.3%

Tesla Motors, Inc.†	2,687	262,681

Banks-Commercial - 0.8%

Signature Bank†	9,620	742,472

Building & Construction Products-Misc. - 4.3%

Armstrong World Industries, Inc.†	16,210	842,434
Fortune Brands Home & Security, Inc.	34,210	1,446,399
Ply Gem Holdings, Inc.†	10,700	247,170
Trex Co., Inc.†	25,230	1,402,031

		3,938,034

Building-Residential/Commercial - 0.4%

TRI Pointe Homes, Inc.†	20,480	344,883

Casino Hotels - 0.4%

Boyd Gaming Corp.†	26,110	340,213

Commercial Services - 0.7%

ServiceSource International, Inc.†	75,030	611,495

Communications Software - 0.5%

SolarWinds, Inc.†	10,590	446,369

Computer Data Security - 0.5%

Fortinet, Inc.†	25,180	484,967

Computer Graphics - 0.3%

Tableau Software, Inc., Class A†	4,600	235,060

Computer Software - 2.5%

Cornerstone OnDemand, Inc.†	29,180	1,185,875
Envestnet, Inc.†	47,550	1,092,699

		2,278,574

Computers-Memory Devices - 0.4%

Fusion-io, Inc.†	27,450	397,202

Computers-Voice Recognition - 0.5%

Vocera Communications, Inc.†	29,360	433,354

Consumer Products-Misc. - 0.5%

Tumi Holdings, Inc.†	18,390	445,958

Data Processing/Management - 0.5%

CommVault Systems, Inc.†	7,250	507,500

Distribution/Wholesale - 1.8%

Pool Corp.	8,700	447,615
Watsco, Inc.	14,030	1,224,117

		1,671,732

Diversified Manufacturing Operations - 1.1%

Carlisle Cos., Inc.	15,750	1,030,207

Drug Delivery Systems - 0.6%

Nektar Therapeutics†	62,570	592,538

E-Commerce/Products - 0.1%

Blue Nile, Inc.†	2,400	85,344

E-Commerce/Services - 0.7%

OpenTable, Inc.†	9,340	622,978

E-Marketing/Info - 1.4%

ReachLocal, Inc.†	89,900	1,249,610

Electronic Components-Semiconductors - 1.9%

Cavium, Inc.†	30,610	1,002,783
Inphi Corp.†	71,790	732,976

		1,735,759

Enterprise Software/Service - 1.3%

Guidewire Software, Inc.†	13,700	561,152
Rally Software Development Corp.†	30,570	670,400

		1,231,552

Finance-Investment Banker/Broker - 0.7%

Stifel Financial Corp.†	17,210	619,388

Food-Dairy Products - 0.7%

WhiteWave Foods Co., Class A†	34,650	604,296

Food-Misc./Diversified - 0.7%

Annie’s, Inc.†	16,620	646,684

Food-Retail - 0.5%

Fairway Group Holdings Corp.†	19,500	425,490

Footwear & Related Apparel - 1.5%

Wolverine World Wide, Inc.	26,510	1,387,798

Healthcare Safety Devices - 0.8%

Unilife Corp.†	231,660	764,478

Hotel/Motels - 0.1%

Morgans Hotel Group Co.†	15,330	102,864

Instruments-Scientific - 0.9%

Fluidigm Corp.†	50,200	855,408

Insurance-Property/Casualty - 1.0%

Amtrust Financial Services, Inc.	27,899	921,504

Internet Application Software - 2.0%

Dealertrack Technologies, Inc.†	35,080	1,130,979
Splunk, Inc.†	15,560	727,586

		1,858,565

Internet Connectivity Services - 0.8%

Boingo Wireless, Inc.†	95,710	693,897

Internet Incubators - 0.9%

HomeAway, Inc.†	26,770	818,627

Internet Security - 0.7%

Sourcefire, Inc.†	11,050	618,358

Internet Telephone - 0.8%

BroadSoft, Inc.†	28,080	778,378

Investment Companies - 1.0%

PennantPark Investment Corp.	83,913	934,791

Investment Management/Advisor Services - 2.9%

Affiliated Managers Group, Inc.†	3,380	554,320
Cohen & Steers, Inc.	18,860	711,776
Financial Engines, Inc.	32,430	1,398,382

		2,664,478

Lighting Products & Systems - 1.3%

Acuity Brands, Inc.	15,990	1,200,369

Machinery-General Industrial - 3.0%

DXP Enterprises, Inc.†	8,450	499,141
Middleby Corp.†	8,140	1,330,809
Wabtec Corp.	8,260	908,683

		2,738,633

Machinery-Pumps - 1.3%

Graco, Inc.	19,010	1,225,194

Medical Imaging Systems - 1.4%

Novadaq Technologies, Inc.†	94,900	1,286,844

Medical Instruments - 0.9%

Bruker Corp.†	49,120	811,954

Medical Products - 1.4%

Syneron Medical, Ltd.†	84,650	753,385
Tornier NV†	36,020	569,476

		1,322,861

Medical-Biomedical/Gene - 5.4%

Acorda Therapeutics, Inc.†	14,440	483,018
Aegerion Pharmaceuticals, Inc.†	15,190	1,106,288
AMAG Pharmaceuticals, Inc.†	13,510	249,935
Ariad Pharmaceuticals, Inc.†	17,740	325,351
Cubist Pharmaceuticals, Inc.†	19,160	1,052,842
Exact Sciences Corp.†	52,400	588,976
Halozyme Therapeutics, Inc.†	69,430	490,870
Puma Biotechnology, Inc.†	17,370	676,214

		4,973,494

Medical-Drugs - 2.9%

ACADIA Pharmaceuticals, Inc.†	20,300	285,621
Chimerix, Inc.†	21,750	467,625
Keryx Biopharmaceuticals, Inc.†	64,140	513,761
Sagent Pharmaceuticals, Inc.†	35,620	641,516
Synta Pharmaceuticals Corp.†	40,370	297,931
ViroPharma, Inc.†	16,820	462,550

		2,669,004

Medical-HMO - 1.7%

Health Net, Inc.†	23,990	764,561
WellCare Health Plans, Inc.†	15,010	782,622

		1,547,183

Medical-Hospitals - 1.6%

Acadia Healthcare Co., Inc.†	44,590	1,488,860

MRI/Medical Diagnostic Imaging - 0.4%

Imris, Inc.†	148,530	384,693

Networking Products - 2.2%

Cyan, Inc.†	34,400	459,240
Infinera Corp.†	103,130	1,085,959
Palo Alto Networks, Inc.†	9,980	484,229

		2,029,428

Oil Companies-Exploration & Production - 2.1%

Laredo Petroleum Holdings, Inc.†	44,490	861,327
Oasis Petroleum, Inc.†	28,620	1,063,519

		1,924,846

Oil Field Machinery & Equipment - 2.4%

Dril-Quip, Inc.†	15,920	1,439,964
Forum Energy Technologies, Inc.†	27,360	812,318

		2,252,282

Oil Refining & Marketing - 0.7%

Delek US Holdings, Inc.	16,720	602,422

Patient Monitoring Equipment - 1.5%

Insulet Corp.†	47,330	1,413,274

Power Converter/Supply Equipment - 1.1%

Generac Holdings, Inc.	24,910	1,008,855

Real Estate Investment Trusts - 2.6%

CubeSmart	31,000	485,150
Douglas Emmett, Inc.	19,600	499,604
EastGroup Properties, Inc.	8,300	487,791
Glimcher Realty Trust	42,600	497,568
Highwoods Properties, Inc.	12,700	462,534

		2,432,647

Recreational Vehicles - 0.9%

Arctic Cat, Inc.	18,420	863,714

Retail-Apparel/Shoe - 1.1%

Francesca’s Holdings Corp.†	34,680	990,114

Retail-Appliances - 1.3%

Conn’s, Inc.†	24,300	1,196,289

Retail-Automobile - 1.5%

Rush Enterprises, Inc., Class A†	53,220	1,367,754

Retail-Building Products - 1.1%

Lumber Liquidators Holdings, Inc.†	11,830	971,361

Retail-Catalog Shopping - 1.1%

MSC Industrial Direct Co., Class A	12,053	996,422

Retail-Misc./Diversified - 0.9%

Five Below, Inc.†	22,910	876,078

Retirement/Aged Care - 1.4%

Emeritus Corp.†	50,390	1,280,914

Semiconductor Components-Integrated Circuits - 0.8%

Hittite Microwave Corp.†	14,190	770,233

Therapeutics - 1.1%

Onyx Pharmaceuticals, Inc.†	5,790	552,656
Threshold Pharmaceuticals, Inc.†	82,420	471,442

		1,024,098

Transport-Marine - 0.9%

Kirby Corp.†	10,609	828,351

Transport-Truck - 2.7%

Marten Transport, Ltd.	43,059	1,032,985
Old Dominion Freight Line, Inc.†	32,847	1,414,392

		2,447,377

Web Portals/ISP - 1.0%

Trulia, Inc.†	31,346	963,576

Wireless Equipment - 1.2%

Aruba Networks, Inc.†	44,060	658,256
Ruckus Wireless, Inc.†	39,190	490,659

		1,148,915

Total Long-Term Investment Securities
(cost $73,835,735)		89,404,371

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/03/2013 (cost $1,968,000)	$1,968,000	1,968,000

TOTAL INVESTMENTS
(cost $75,803,735)(1)	99.2%	91,372,371
Other assets less liabilities	0.8	747,573

NET ASSETS	100.0%	$92,119,944

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$4,973,494	$—	$—	$4,973,494
Other Industries*	84,430,877	—	—	84,430,877
Short-Term Investment Securities:
Time Deposits	—	1,968,000	—	1,968,000

Total	$89,404,371	$1,968,000	$—	$91,372,371

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.3%
Advanced Materials - 0.0%

STR Holdings, Inc.†	62,988	$190,224

Aerospace/Defense-Equipment - 0.4%

GenCorp, Inc.†	140,300	1,919,304

Airlines - 0.7%

Alaska Air Group, Inc.†	8,300	471,606
Republic Airways Holdings, Inc.†	188,818	2,026,017
SkyWest, Inc.	66,880	938,327
US Airways Group, Inc.†	24,700	433,979

		3,869,929

Apparel Manufacturers - 1.4%

Carter’s, Inc.	30,500	2,198,135
Jones Group, Inc.	364,250	5,307,122

		7,505,257

Applications Software - 0.1%

Infoblox, Inc.†	16,800	408,744

Auction House/Art Dealers - 1.5%

KAR Auction Services, Inc.	342,700	8,036,315

Auto/Truck Parts & Equipment-Original - 0.8%

Dana Holding Corp.	183,000	3,462,360
Superior Industries International, Inc.	47,700	868,617

		4,330,977

Auto/Truck Parts & Equipment-Replacement - 0.2%

Douglas Dynamics, Inc.	63,100	882,138

Banks-Commercial - 11.2%

1st Source Corp.	20,428	494,562
Associated Banc-Corp.	249,700	3,847,877
Bancfirst Corp.	15,540	666,044
BancorpSouth, Inc.	77,700	1,333,332
Bank of Hawaii Corp.	33,980	1,711,912
Banner Corp.	12,800	410,624
BBCN Bancorp, Inc.	27,820	358,600
Cascade Bancorp†	5,100	29,325
Cathay General Bancorp	142,860	2,898,630
Center Bancorp, Inc.	4,300	55,814
Central Pacific Financial Corp.†	43,200	792,288
Century Bancorp, Inc., Class A	1,618	57,423
Chemical Financial Corp.	15,100	393,959
Citizens & Northern Corp.	4,000	78,000
City Holding Co.	36,500	1,446,130
CoBiz Financial, Inc.	20,300	175,595
Columbia Banking System, Inc.	11,373	248,386
Community Bank System, Inc.	28,180	827,365
Community Trust Bancorp, Inc.	23,080	811,954
Cullen/Frost Bankers, Inc.	6,820	438,867
Financial Institutions, Inc.	14,500	282,895
First Bancorp	6,200	88,350
First Busey Corp.	40,780	178,616
First Citizens BancShares, Inc., Class A	1,640	323,523
First Commonwealth Financial Corp.	275,600	1,987,076
First Community Bancshares, Inc.	9,100	138,593
First Financial Bancorp	43,598	671,845
First Financial Bankshares, Inc.	7,880	433,400
First Interstate Bancsystem, Inc.	24,100	476,939
First Merchants Corp.	9,380	155,333
FirstMerit Corp.	91,912	1,734,380
FNB Corp.	96,740	1,112,510
Fulton Financial Corp.	439	5,044
Glacier Bancorp, Inc.	135,500	2,634,120
Great Southern Bancorp, Inc.	7,600	204,516
Hancock Holding Co.	169,521	4,839,825
Heartland Financial USA, Inc.	11,340	308,902
Hudson Valley Holding Corp.	10,740	192,353
Lakeland Bancorp, Inc.	12,227	121,170
Lakeland Financial Corp.	5,780	159,412
MainSource Financial Group, Inc.	59,600	828,440
MB Financial, Inc.	24,920	635,709
Metro Bancorp, Inc.†	12,300	237,513
MetroCorp Bancshares, Inc.†	12,000	117,360
OFG Bancorp	117,000	2,080,260
OmniAmerican Bancorp, Inc.†	7,700	171,479
Pacific Continental Corp.	8,000	89,600
PacWest Bancorp	32,400	934,092
S&T Bancorp, Inc.	4,480	86,643
Sierra Bancorp	3,520	48,259
Simmons First National Corp., Class A	11,220	288,691
Southwest Bancorp, Inc.†	52,980	707,813
StellarOne Corp.	7,400	115,810
Sterling Financial Corp.	37,900	857,298
Suffolk Bancorp†	3,520	53,011
Susquehanna Bancshares, Inc.	81,200	975,212
SVB Financial Group†	11,620	899,272
TCF Financial Corp.	276,140	3,976,416
Tompkins Financial Corp.	8,248	342,622
Tristate Capital Holdings, Inc.†	17,900	247,378
Trustmark Corp.	29,900	762,151
UMB Financial Corp.	38,860	2,063,078
Umpqua Holdings Corp.	15,600	210,912
Union First Market Bankshares Corp.	35,262	705,945
Valley National Bancorp.	12,735	118,690
Washington Trust Bancorp, Inc.	7,880	219,694
Webster Financial Corp.	23,200	541,720
West Bancorporation, Inc.	3,880	44,930
Westamerica Bancorporation	11,524	518,926
Wilshire Bancorp, Inc.†	85,500	564,300
Zions Bancorporation	214,500	6,016,725

		58,585,438

Broadcast Services/Program - 0.1%

Digital Generation, Inc.†	51,900	362,781
Nexstar Broadcasting Group, Inc., Class A	9,500	266,000

		628,781

Building & Construction Products-Misc. - 0.5%

Gibraltar Industries, Inc.†	65,580	1,064,363
NCI Building Systems, Inc.†	56,568	817,408
Ply Gem Holdings, Inc.†	9,500	219,450
Trex Co., Inc.†	7,378	409,995

		2,511,216

Building Products-Air & Heating - 0.1%

Comfort Systems USA, Inc.	29,100	402,162

Building Products-Cement - 0.5%

Headwaters, Inc.†	11,220	119,044
Texas Industries, Inc.†	32,000	2,285,120

		2,404,164

Building Products-Doors & Windows - 0.1%

PGT, Inc.†	90,000	742,500

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	48,700	396,905

Building-Mobile Home/Manufactured Housing - 0.7%

Thor Industries, Inc.	82,400	3,519,304

Building-Residential/Commercial - 0.3%

Taylor Morrison Home Corp., Class A†	53,600	1,384,488
William Lyon Homes, Class A†	14,400	375,120

		1,759,608

Casino Services - 0.1%

Multimedia Games Holding Co., Inc.†	15,900	406,881
Scientific Games Corp., Class A†	7,300	79,497

		486,378

Cellular Telecom - 0.0%

Leap Wireless International, Inc.†	37,300	210,745

Chemicals-Diversified - 0.1%

Axiall Corp.	13,000	560,950

Chemicals-Specialty - 0.4%

Minerals Technologies, Inc.	50,960	2,170,896

Circuit Boards - 0.2%

Park Electrochemical Corp.	21,740	525,021
TTM Technologies, Inc.†	44,800	361,984

		887,005

Coal - 0.5%

Arch Coal, Inc.	30,200	155,832
Walter Energy, Inc.	153,000	2,610,180
Westmoreland Coal Co.†	400	4,800

		2,770,812

Coffee - 0.0%

Farmer Bros. Co.†	5,000	70,250

Commercial Services - 0.4%

Convergys Corp.	36,700	666,839
PHH Corp.†	58,480	1,178,957
Providence Service Corp.†	9,400	247,784

		2,093,580

Commercial Services-Finance - 0.4%

Euronet Worldwide, Inc.†	25,200	768,600
EVERTEC, Inc.†	7,100	142,142
Global Cash Access Holdings, Inc.†	65,420	431,772
Vantiv, Inc., Class A†	16,700	444,387
Xoom Corp.†	3,500	65,135

		1,852,036

Communications Software - 0.0%

Audience, Inc.†	12,700	177,800

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	34,858	1,067,352

Computer Graphics - 0.1%

Tableau Software, Inc., Class A†	10,800	551,880

Computer Services - 0.7%

CACI International, Inc., Class A†	18,800	1,205,832
DST Systems, Inc.	28,500	1,943,130
Unisys Corp.†	12,546	259,075

		3,408,037

Computer Software - 0.5%

Avid Technology, Inc.†	401,150	2,559,337

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	23,200	265,872
Diebold, Inc.	10,000	322,100

		587,972

Computers-Memory Devices - 0.5%

Spansion, Inc., Class A†	134,322	1,840,211
STEC, Inc.†	147,825	523,301

		2,363,512

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A	45,120	830,208
Blyth, Inc.	33,684	471,913
Central Garden and Pet Co., Class A†	202,160	1,534,394
CSS Industries, Inc.	17,900	494,935

		3,331,450

Containers-Paper/Plastic - 0.2%

Graphic Packaging Holding Co.†	130,910	1,006,698

Data Processing/Management - 0.6%

CSG Systems International, Inc.†	49,742	1,075,919
Fair Isaac Corp.	13,320	653,746
Schawk, Inc.	122,800	1,455,180

		3,184,845

Distribution/Wholesale - 0.9%

United Stationers, Inc.	134,600	4,645,046

Diversified Financial Services - 0.2%

DFC Global Corp.†	57,557	857,599

Diversified Manufacturing Operations - 1.6%

Federal Signal Corp.†	41,400	363,078
Harsco Corp.	117,000	2,735,460
Leggett & Platt, Inc.	58,198	1,862,336
Standex International Corp.	18,600	970,362
Tredegar Corp.	48,560	1,212,058
Trinity Industries, Inc.	35,000	1,432,550

		8,575,844

Diversified Operations - 0.0%

Resource America, Inc., Class A	7,300	70,153

E-Commerce/Services - 0.1%

Orbitz Worldwide, Inc.†	98,100	740,655

E-Marketing/Info - 0.1%

Marketo, Inc.†	3,600	85,212
QuinStreet, Inc.†	26,300	203,562

		288,774

Educational Software - 0.0%

Rosetta Stone, Inc.†	10,000	170,200

Electric-Integrated - 3.5%

Avista Corp.	71,580	1,911,902
CH Energy Group, Inc.	7,900	511,367
El Paso Electric Co.	61,700	2,208,243
NorthWestern Corp.	58,818	2,420,949
Pike Electric Corp.	328,000	3,985,200
PNM Resources, Inc.	29,500	661,390
Portland General Electric Co.	81,300	2,474,772
Unitil Corp.	10,700	300,563
UNS Energy Corp.	21,040	986,355

Westar Energy, Inc.	90,600	2,873,832

		18,334,573

Electronic Components-Misc. - 1.0%

Bel Fuse, Inc., Class B	15,529	247,222
Jabil Circuit, Inc.	226,500	4,543,590
Vishay Intertechnology, Inc.†	29,300	426,608

		5,217,420

Electronic Components-Semiconductors - 1.6%

Amkor Technology, Inc.†	44,000	199,760
DSP Group, Inc.†	30,149	239,383
Entropic Communications, Inc.†	42,419	181,553
First Solar, Inc.†	58,200	3,164,916
GSI Technology, Inc.†	14,400	80,640
GT Advanced Technologies, Inc.†	39,000	173,550
International Rectifier Corp.†	134,100	2,947,518
IXYS Corp.	13,700	156,180
QLogic Corp.†	84,000	818,160
Richardson Electronics, Ltd.	11,900	142,324
Supertex, Inc.	9,400	208,210

		8,312,194

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	16,418	822,870

Energy-Alternate Sources - 0.1%

Green Plains Renewable Energy, Inc.†	9,600	152,352
REX American Resources Corp.†	6,200	173,104

		325,456

Engineering/R&D Services - 1.3%

Argan, Inc.	32,500	528,125
EMCOR Group, Inc.	146,698	5,831,245
Michael Baker Corp.	15,000	394,500

		6,753,870

Engines-Internal Combustion - 0.3%

Briggs & Stratton Corp.	58,900	1,378,260

Enterprise Software/Service - 1.1%

Digital River, Inc.†	32,955	575,724
Informatica Corp.†	110,500	4,017,780
MedAssets, Inc.†	70,500	1,156,200

		5,749,704

Finance-Consumer Loans - 1.5%

Nelnet, Inc., Class A	22,800	890,568
Ocwen Financial Corp.†	98,140	4,198,429
World Acceptance Corp.†	30,558	2,822,337

		7,911,334

Finance-Credit Card - 0.0%

Blackhawk Network Holdings, Inc.†	6,900	164,358

Finance-Investment Banker/Broker - 1.5%

E*TRADE Financial Corp.†	223,100	2,594,653
Investment Technology Group, Inc.†	65,800	908,698
Oppenheimer Holdings, Inc., Class A	11,500	228,390
Piper Jaffray Cos.†	9,860	352,101
Stifel Financial Corp.†	102,900	3,703,371

		7,787,213

Finance-Leasing Companies - 1.1%

AerCap Holdings NV†	264,500	4,583,785
Aircastle, Ltd.	34,300	542,626
Marlin Business Services Corp.	26,400	617,232

		5,743,643

Finance-Mortgage Loan/Banker - 0.1%

Arlington Asset Investment Corp., Class A	13,700	373,462
PennyMac Financial Services, Inc., Class A†	4,900	106,820

		480,282

Food-Baking - 0.6%

Flowers Foods, Inc.	92,500	3,086,725

Food-Canned - 0.4%

Seneca Foods Corp., Class A†	4,300	137,385
TreeHouse Foods, Inc.†	33,500	2,193,580

		2,330,965

Food-Misc./Diversified - 0.5%

J&J Snack Foods Corp.	27,300	2,072,070
Pinnacle Foods, Inc.†	31,500	773,640

		2,845,710

Food-Retail - 0.2%

Fairway Group Holdings Corp.†	9,900	216,018
SUPERVALU, Inc.	140,100	905,046

		1,121,064

Food-Wholesale/Distribution - 0.1%

Nash Finch Co.	2,920	63,452
Spartan Stores, Inc.	17,500	310,975

		374,427

Footwear & Related Apparel - 0.3%

Iconix Brand Group, Inc.†	54,300	1,633,887

Funeral Services & Related Items - 0.3%

Stewart Enterprises, Inc., Class A	102,520	1,332,760

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	56,480	436,026

Gas-Distribution - 1.1%

AGL Resources, Inc.	17,659	747,506
Chesapeake Utilities Corp.	4,200	222,390
Laclede Group, Inc.	53,500	2,532,155
New Jersey Resources Corp.	4,760	216,009
Piedmont Natural Gas Co., Inc.	9,460	319,653
Southwest Gas Corp.	31,240	1,479,214

		5,516,927

Human Resources - 2.2%

AMN Healthcare Services, Inc.†	234,500	3,139,955
Barrett Business Services, Inc.	45,400	2,648,182
Korn/Ferry International†	135,350	2,368,625
Monster Worldwide, Inc.†	17,800	98,434
Resources Connection, Inc.	281,500	3,085,240

		11,340,436

Identification Systems - 0.1%

Checkpoint Systems, Inc.†	47,800	652,948

Independent Power Producers - 0.2%

NRG Energy, Inc.	37,691	961,874

Industrial Automated/Robotic - 0.3%

Cognex Corp.	22,740	1,021,708
Hurco Cos., Inc.†	15,500	444,850

		1,466,558

Instruments-Controls - 0.2%

Watts Water Technologies, Inc., Class A	19,660	935,816

Insurance-Life/Health - 2.2%

American Equity Investment Life Holding Co.	138,298	2,240,428
CNO Financial Group, Inc.	156,020	1,925,287
Primerica, Inc.	7,129	251,083
StanCorp Financial Group, Inc.	134,258	6,099,341
Symetra Financial Corp.	65,600	915,776

		11,431,915

Insurance-Multi-line - 0.7%

Horace Mann Educators Corp.	154,180	3,746,574

Insurance-Property/Casualty - 0.7%

American Safety Insurance Holdings, Ltd.†	9,300	222,828
Arch Capital Group, Ltd.†	19,300	988,353
Global Indemnity PLC†	2,400	54,384
Hallmark Financial Services, Inc.†	15,100	137,259
Meadowbrook Insurance Group, Inc.	20,880	167,458
ProAssurance Corp.	39,780	1,996,956
Stewart Information Services Corp.	9,200	254,748

		3,821,986

Insurance-Reinsurance - 0.6%

Argo Group International Holdings, Ltd.	21,780	862,706
Platinum Underwriters Holdings, Ltd.	42,900	2,449,590

		3,312,296

Internet Application Software - 0.2%

IntraLinks Holdings, Inc.†	130,200	799,428

Internet Connectivity Services - 0.0%

Envivio, Inc.†	29,900	49,634

Internet Content-Information/News - 0.7%

WebMD Health Corp.†	117,800	3,477,456
XO Group, Inc.†	23,500	242,990

		3,720,446

Internet Telephone - 0.3%

magicJack VocalTec, Ltd.†	95,500	1,425,815

Investment Companies - 0.3%

Apollo Investment Corp.	46,142	382,517
Gladstone Capital Corp.	43,978	369,855
MCG Capital Corp.	76,640	379,368
MVC Capital, Inc.	12,400	157,728
NGP Capital Resources Co.	20,462	139,142

		1,428,610

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	8,120	1,331,680
Artisan Partners Asset Management, Inc.†	3,700	172,901
Eaton Vance Corp.	49,900	2,071,349
GAMCO Investors, Inc., Class A	7,200	384,120
Janus Capital Group, Inc.	13,760	120,675

		4,080,725

Lasers-System/Components - 0.3%

Coherent, Inc.	19,940	1,144,556
Electro Scientific Industries, Inc.	14,200	161,170
Newport Corp.†	32,222	424,041

		1,729,767

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	22,760	1,099,536

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	14,260	881,268

Machinery-Farming - 0.2%

AGCO Corp.	19,760	1,096,087

Machinery-General Industrial - 2.3%

Applied Industrial Technologies, Inc.	51,400	2,470,798
IDEX Corp.	85,000	4,679,250
Kadant, Inc.	21,500	643,280
Wabtec Corp.	36,400	4,004,364

		11,797,692

Machinery-Material Handling - 0.1%

NACCO Industries, Inc., Class A	7,080	396,622

Medical Instruments - 0.3%

NuVasive, Inc.†	12,600	273,672
SurModics, Inc.†	45,600	1,082,544
Symmetry Medical, Inc.†	32,200	300,426

		1,656,642

Medical Products - 0.2%

Greatbatch, Inc.†	18,200	586,222
Orthofix International NV†	15,100	417,364

		1,003,586

Medical Sterilization Products - 0.6%

STERIS Corp.	74,000	3,355,160

Medical-Biomedical/Gene - 1.5%

Bio-Rad Laboratories, Inc., Class A†	23,300	2,648,744
Charles River Laboratories International, Inc.†	52,000	2,252,120
InterMune, Inc.†	68,900	680,732
Lexicon Pharmaceuticals, Inc.†	228,200	545,398
Oncothyreon, Inc.†	319,000	590,150
PDL BioPharma, Inc.	126,900	1,046,925

		7,764,069

Medical-Drugs - 0.4%

Achillion Pharmaceuticals, Inc.†	5,800	48,372
Clovis Oncology, Inc.†	29,772	1,089,060
Durata Therapeutics, Inc.†	20,832	153,115
Receptos, Inc.†	28,900	458,643
ViroPharma, Inc.†	14,448	397,320

		2,146,510

Medical-HMO - 0.6%

Magellan Health Services, Inc.†	21,142	1,152,239
Molina Healthcare, Inc.†	34,700	1,311,660
Triple-S Management Corp., Class B†	19,400	410,698

		2,874,597

Medical-Nursing Homes - 0.1%

Skilled Healthcare Group, Inc., Class A†	75,400	534,586

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	43,900	540,848
Gentiva Health Services, Inc.†	13,895	148,121

		688,969

Metal Processors & Fabrication - 1.0%

Ampco-Pittsburgh Corp.	1,200	22,032
Global Brass & Copper Holdings, Inc.†	21,700	286,440
Mueller Industries, Inc.	14,360	781,902
Worthington Industries, Inc.	112,740	3,876,001

		4,966,375

Miscellaneous Manufacturing - 0.3%

FreightCar America, Inc.	85,200	1,545,528

Multimedia - 0.1%

Journal Communications, Inc., Class A†	71,080	470,550

Networking Products - 0.3%

Anixter International, Inc.†	3,600	276,228
Black Box Corp.	22,380	602,246
Calix, Inc.†	17,200	180,256
Cyan, Inc.†	27,400	365,790

		1,424,520

Office Furnishings-Original - 0.6%

Herman Miller, Inc.	51,600	1,450,476
HNI Corp.	24,420	897,923
Knoll, Inc.	160	2,506
Steelcase, Inc., Class A	52,138	721,590

		3,072,495

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†	185,750	1,328,112

Oil & Gas Drilling - 0.3%

Hercules Offshore, Inc.†	157,080	1,085,423
Parker Drilling Co.†	64,100	285,886

		1,371,309

Oil Companies-Exploration & Production - 1.8%

EPL Oil & Gas, Inc.†	68,700	2,091,915
Forest Oil Corp.†	72,100	328,055
Oasis Petroleum, Inc.†	106,200	3,946,392
Panhandle Oil and Gas, Inc., Class A	3,300	96,360
Penn Virginia Corp.	152,100	708,786
PetroQuest Energy, Inc.†	93,300	427,314
Stone Energy Corp.†	34,320	772,543
W&T Offshore, Inc.	57,300	844,602

		9,215,967

Oil Field Machinery & Equipment - 0.8%

Forum Energy Technologies, Inc.†	131,900	3,916,111
Natural Gas Services Group, Inc.†	13,600	305,728

		4,221,839

Oil Refining & Marketing - 0.4%

Alon USA Energy, Inc.	9,800	179,438
Delek US Holdings, Inc.	1,600	57,648
Western Refining, Inc.	48,400	1,615,108

		1,852,194

Oil-Field Services - 1.9%

Cal Dive International, Inc.†	179,960	372,517
Exterran Holdings, Inc.†	50,700	1,466,244
Helix Energy Solutions Group, Inc.†	249,440	5,951,639
Pioneer Energy Services Corp.†	13,240	92,415
Tesco Corp.†	18,500	236,060
TETRA Technologies, Inc.†	164,000	1,707,240

		9,826,115

Paper & Related Products - 0.9%

Buckeye Technologies, Inc.	14,078	524,687
Domtar Corp.	13,120	950,807
Neenah Paper, Inc.	14,240	447,278
P.H. Glatfelter Co.	82,900	2,050,117
Resolute Forest Products, Inc.†	54,200	824,924

		4,797,813

Physical Therapy/Rehabilitation Centers - 0.1%

HealthSouth Corp.†	19,700	577,013

Power Converter/Supply Equipment - 0.8%

Advanced Energy Industries, Inc.†	138,200	2,542,880
Powell Industries, Inc.†	11,100	524,808
Power-One, Inc.†	143,600	908,988

		3,976,676

Precious Metals - 0.2%

Coeur Mining, Inc.†	86,100	1,221,759

Printing-Commercial - 1.0%

ARC Document Solutions, Inc.†	63,731	243,452
Cenveo, Inc.†	390,200	858,440
Consolidated Graphics, Inc.†	22,400	1,045,184
Quad/Graphics, Inc.	110,400	2,572,320
Valassis Communications, Inc.	22,100	574,379

		5,293,775

Publishing-Books - 0.2%

Courier Corp.	728	9,864
Scholastic Corp.	25,500	771,120

		780,984

Publishing-Newspapers - 0.0%

McClatchy Co., Class A†	72,500	181,250

Publishing-Periodicals - 0.0%

Value Line, Inc.	1,700	15,436

Radio - 0.1%

Entercom Communications Corp., Class A†	52,140	483,859
Saga Communications, Inc., Class A	1,866	85,929

		569,788

Real Estate Investment Trusts - 7.2%

Anworth Mortgage Asset Corp.	493,040	2,775,815
Apartment Investment & Management Co., Class A	40,879	1,236,999
Ashford Hospitality Trust, Inc.	135,980	1,796,296
Capstead Mortgage Corp.	225,200	2,765,456
CBL & Associates Properties, Inc.	87,040	2,001,050
Colonial Properties Trust	8,293	183,358
Coresite Realty Corp.	69,200	2,222,704
CubeSmart	114,060	1,785,039
CYS Investments, Inc.	107,900	1,109,212
DCT Industrial Trust, Inc.	396,040	2,922,775

DiamondRock Hospitality Co.	65,934	627,033
EPR Properties	15,600	817,752
FelCor Lodging Trust, Inc.†	147,200	906,752
First Industrial Realty Trust, Inc.	26,118	441,133
Getty Realty Corp.	17,100	358,416
Home Properties, Inc.	13,700	832,549
Hospitality Properties Trust	33,040	964,107
LaSalle Hotel Properties	16,478	435,019
Lexington Realty Trust	114,276	1,438,735
LTC Properties, Inc.	20,420	849,676
Mission West Properties, Inc.(1)(2)	34,060	0
Parkway Properties, Inc.	31,300	537,734
Pennsylvania Real Estate Investment Trust	47,380	942,388
Potlatch Corp.	65,700	2,984,751
PS Business Parks, Inc.	7,400	564,694
RAIT Financial Trust	202,100	1,550,107
Redwood Trust, Inc.	162,700	3,117,332
Strategic Hotels & Resorts, Inc.†	15,600	125,424
Sunstone Hotel Investors, Inc.†	89,668	1,081,396
Taubman Centers, Inc.	2,800	225,624

		37,599,326

Real Estate Management/Services - 0.7%

Jones Lang LaSalle, Inc.	39,400	3,618,102

Real Estate Operations & Development - 0.1%

Forestar Group, Inc.†	32,900	759,003

Recreational Centers - 0.0%

Town Sports International Holdings, Inc.	5,100	56,202

Resorts/Theme Parks - 0.8%

SeaWorld Entertainment, Inc.†	42,000	1,486,380
Six Flags Entertainment Corp.	36,300	2,706,891

		4,193,271

Retail-Apparel/Shoe - 3.6%

Abercrombie & Fitch Co., Class A	95,500	4,782,640
Aeropostale, Inc.†	144,000	2,103,840
Ascena Retail Group, Inc.†	235,000	4,777,550
Brown Shoe Co., Inc.	37,100	771,680
Chico’s FAS, Inc.	172,000	3,106,320
DSW, Inc., Class A	30,000	2,219,700
New York & Co., Inc.†	34,356	190,676
Stein Mart, Inc.	32,800	424,104
Wet Seal, Inc., Class A†	89,000	441,440

		18,817,950

Retail-Appliances - 0.1%

Conn’s, Inc.†	7,791	383,551
hhgregg, Inc.†	17,100	266,589

		650,140

Retail-Automobile - 0.5%

Group 1 Automotive, Inc.	39,000	2,478,450

Retail-Convenience Store - 0.0%

Pantry, Inc.†	1,800	22,518

Retail-Drug Store - 0.7%

Rite Aid Corp.†	1,307,800	3,844,932

Retail-Hair Salons - 0.3%

Regis Corp.	90,920	1,673,837

Retail-Office Supplies - 1.9%

Office Depot, Inc.†	355,300	1,566,873
OfficeMax, Inc.	657,000	8,560,710

		10,127,583

Retail-Regional Department Stores - 0.8%

Bon-Ton Stores, Inc.	80,400	1,711,716
Dillard’s, Inc., Class A	25,840	2,384,257

		4,095,973

Retail-Restaurants - 0.5%

Biglari Holdings, Inc.†	3,800	1,529,690
Einstein Noah Restaurant Group, Inc.	12,000	168,000
Red Robin Gourmet Burgers, Inc.†	9,300	488,343
Ruth’s Hospitality Group, Inc.	56,572	633,606

		2,819,639

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.	5,800	149,872

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	34,258	503,935

Savings & Loans/Thrifts - 0.2%

BankFinancial Corp.	5,000	39,900
Beneficial Mutual Bancorp, Inc.†	20,200	172,710
ESB Financial Corp.	6,160	77,308
OceanFirst Financial Corp.	11,520	159,552
Rockville Financial, Inc.	20,100	262,104
WSFS Financial Corp.	5,358	269,186

		980,760

Schools - 0.1%

Corinthian Colleges, Inc.†	130,300	338,780
Lincoln Educational Services Corp.	50,500	347,945

		686,725

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	14,100	506,331

Semiconductor Components-Integrated Circuits - 0.2%

Aeroflex Holding Corp.†	69,500	549,050
Integrated Device Technology, Inc.†	30,060	256,111
Pericom Semiconductor Corp.†	16,200	113,562

		918,723

Semiconductor Equipment - 0.7%

ATMI, Inc.†	80,100	1,911,987
Brooks Automation, Inc.	28,680	305,442
Intermolecular, Inc.†	19,400	165,676
LTX-Credence Corp.†	131,800	747,306
Photronics, Inc.†	63,400	483,742
Rudolph Technologies, Inc.†	20,780	254,763

		3,868,916

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	60,940	463,753

Steel-Producers - 0.0%

Schnitzer Steel Industries, Inc., Class A	8,200	202,540

Telecom Equipment-Fiber Optics - 0.0%

Oplink Communications, Inc.†	7,020	119,480

Telecom Services - 0.1%

Aviat Networks, Inc.†	82,900	219,685
Neutral Tandem, Inc.	19,200	111,744

		331,429

Telecommunication Equipment - 1.3%

ARRIS Group, Inc.†	109,800	1,661,274
Comtech Telecommunications Corp.	95,100	2,510,640
Plantronics, Inc.	47,000	2,171,400
Symmetricom, Inc.†	36,500	180,310

		6,523,624

Telephone-Integrated - 0.3%

General Communication, Inc., Class A†	152,250	1,323,052

Television - 0.5%

LIN TV Corp., Class A†	99,100	1,202,083
Sinclair Broadcast Group, Inc., Class A	55,140	1,490,434

		2,692,517

Textile-Apparel - 0.2%

Cherokee, Inc.	27,600	373,152
Perry Ellis International, Inc.	17,300	365,203
Unifi, Inc.†	29,800	559,644

		1,297,999

Therapeutics - 0.0%

Cornerstone Therapeutics, Inc.†	4,100	35,834

Tobacco - 0.6%

Alliance One International, Inc.†	35,600	129,584
Universal Corp.	54,300	3,183,609

		3,313,193

Toys - 0.1%

JAKKS Pacific, Inc.	50,871	513,797

Transactional Software - 0.9%

VeriFone Systems, Inc.†	195,300	4,556,349

Transport-Equipment & Leasing - 0.0%

AMERCO	900	155,160

Transport-Marine - 0.6%

International Shipholding Corp.	12,078	225,013
Kirby Corp.†	40,000	3,123,200

		3,348,213

Transport-Truck - 1.0%

Arkansas Best Corp.	11,920	227,553
Celadon Group, Inc.	10,320	201,343
Heartland Express, Inc.	8,200	117,670
Landstar System, Inc.	43,400	2,291,086
Saia, Inc.†	51,820	2,476,219

		5,313,871

Virtual Reality Products - 0.0%

RealD, Inc.†	5,600	84,504

Water - 0.1%

California Water Service Group	13,360	263,593
Consolidated Water Co., Ltd.	13,100	141,349

		404,942

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†	22,600	124,752
Telenav, Inc.†	39,200	199,528

		324,280

Total Common Stock
(cost $393,188,126)		502,728,815

U.S. GOVERNMENT TREASURIES - 0.1%
United States Treasury Notes - 0.1%

0.25% due 11/30/2013(3)
(cost $660,139)	$660,000	660,464

Total Long-Term Investment Securities
(cost $393,848,265)		503,389,279

REPURCHASE AGREEMENT - 3.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 05/31/2013, to be repurchased 06/03/2013 in the amount of $19,274,016 and collateralized by $18,660,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2015 and having an approximate value of $19,662,975

(cost $19,274,000)	19,274,000	19,274,000

TOTAL INVESTMENTS
(cost $413,122,265)(4)	100.1%	522,663,279
Liabilities in excess of other assets	(0.1)	(456,100)

NET ASSETS	100.0%	$522,207,179

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)

81	Long	Russell 2000 E-Mini Index	June 2013	$8,003,252	$7,963,110	$(40,142)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$58,585,438	$—	$—	$58,585,438
Real Estate Investments Trusts	37,599,326	—	0	37,599,326
Other Industries*	406,544,051	—	—	406,544,051
U.S. Government Treasuries	—	660,464	—	660,464
Repurchase Agreements	—	19,274,000	—	19,274,000

Total	$502,728,815	$19,934,464	$0	$522,663,279

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$40,142	$—	$—	$40,142

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.3%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	12,758	$792,655

Agricultural Chemicals - 0.2%

Mosaic Co.	20,456	1,244,134

Airlines - 0.1%

Southwest Airlines Co.	42,500	602,225

Apparel Manufacturers - 0.3%

Coach, Inc.	6,106	355,736
VF Corp.	7,036	1,293,639

		1,649,375

Applications Software - 3.8%

Citrix Systems, Inc.†	5,037	324,131
Intuit, Inc.	12,152	710,163
Microsoft Corp.	585,553	20,424,089
Salesforce.com, Inc.†	21,828	923,979

		22,382,362

Athletic Footwear - 0.4%

NIKE, Inc., Class B	42,598	2,626,593

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	23,242	1,245,771

Auto/Truck Parts & Equipment-Original - 0.1%

Delphi Automotive PLC	16,900	824,889

Banks-Commercial - 0.5%

M&T Bank Corp.	10,517	1,103,233
Regions Financial Corp.	159,261	1,454,053
Zions Bancorporation	5,408	151,695

		2,708,981

Banks-Fiduciary - 1.1%

Bank of New York Mellon Corp.	75,327	2,264,330
Northern Trust Corp.	41,704	2,425,087
State Street Corp.	29,134	1,928,088

		6,617,505

Banks-Super Regional - 5.2%

Capital One Financial Corp.	52,339	3,189,015
Fifth Third Bancorp	36,425	662,935
Huntington Bancshares, Inc.	203,941	1,580,543
PNC Financial Services Group, Inc.	58,802	4,212,575
SunTrust Banks, Inc.	30,393	975,311
US Bancorp	163,376	5,727,963
Wells Fargo & Co.	364,991	14,800,385

		31,148,727

Beverages-Non-alcoholic - 1.0%

Coca-Cola Enterprises, Inc.	51,700	1,921,172
Dr Pepper Snapple Group, Inc.	78,600	3,614,028
Monster Beverage Corp.†	9,461	516,476

		6,051,676

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	10,263	809,340
Scripps Networks Interactive, Inc., Class A	6,594	444,172

		1,253,512

Building Products-Cement - 0.1%

Vulcan Materials Co.	7,141	382,615

Building-Residential/Commercial - 0.0%

PulteGroup, Inc.†	10,624	229,372

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	149,782	6,013,747
DIRECTV†	41,228	2,520,268
Time Warner Cable, Inc.	28,119	2,685,646

		11,219,661

Cellular Telecom - 0.3%

Sprint Nextel Corp.†	171,174	1,249,570
T-Mobile US, Inc.	12,311	263,825

		1,513,395

Chemicals-Diversified - 0.3%

PPG Industries, Inc.	9,727	1,494,164

Chemicals-Specialty - 0.3%

Ecolab, Inc.	20,035	1,692,356
International Flavors & Fragrances, Inc.	1,400	112,406

		1,804,762

Coatings/Paint - 0.2%

Sherwin-Williams Co.	5,741	1,082,351

Commercial Services - 0.1%
Iron Mountain, Inc.	8,100	290,304
Quanta Services, Inc.†	400	11,348

		301,652

Commercial Services-Finance - 1.5%

Automatic Data Processing, Inc.	52,957	3,639,205
H&R Block, Inc.	13,370	391,340
Mastercard, Inc., Class A	5,417	3,089,044
McGraw-Hill Financial, Inc.	2,200	120,010
Moody’s Corp.	4,490	298,316
Paychex, Inc.	28,442	1,058,896
Western Union Co.	29,119	476,969

		9,073,780

Computer Services - 0.9%

Accenture PLC, Class A	44,517	3,655,291
Cognizant Technology Solutions Corp., Class A†	16,801	1,086,185
Computer Sciences Corp.	10,955	488,702

		5,230,178

Computers - 3.7%

Apple, Inc.	40,577	18,246,665
Dell, Inc.	89,277	1,191,848
Hewlett-Packard Co.	96,110	2,347,006

		21,785,519

Computers-Memory Devices - 1.2%

EMC Corp.†	123,766	3,064,446
NetApp, Inc.†	13,964	524,069
SanDisk Corp.†	11,524	680,147
Seagate Technology PLC	36,852	1,587,584
Western Digital Corp.	19,710	1,248,037

		7,104,283

Consumer Products-Misc. - 0.7%

Clorox Co.	10,200	847,416
Kimberly-Clark Corp.	36,400	3,524,612

		4,372,028

Containers-Metal/Glass - 0.0%

Owens-Illinois, Inc.†	681	18,693

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	3,500	84,070

Cosmetics & Toiletries - 1.1%

Avon Products, Inc.	21,700	511,469
Colgate-Palmolive Co.	97,666	5,649,001
Estee Lauder Cos., Inc., Class A	6,588	446,535

		6,607,005

Cruise Lines - 0.3%

Carnival Corp.	45,395	1,502,574

Data Processing/Management - 0.2%

Fidelity National Information Services, Inc.	16,308	732,229
Fiserv, Inc.†	5,619	489,752

		1,221,981

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	3,923	486,727

Distribution/Wholesale - 0.3%

Fastenal Co.	15,453	806,337
Fossil Group, Inc.†	1,085	115,227
WW Grainger, Inc.	4,156	1,069,921

		1,991,485

Diversified Banking Institutions - 2.6%

Bank of America Corp.	476,700	6,511,722
Citigroup, Inc.	135,565	7,048,025
Morgan Stanley	73,807	1,911,601

		15,471,348

Diversified Manufacturing Operations - 1.8%

Danaher Corp.	71,511	4,420,810
Dover Corp.	17,188	1,344,961
Ingersoll-Rand PLC	31,993	1,840,558
Parker Hannifin Corp.	19,120	1,907,411
Pentair, Ltd.	16,400	955,136

		10,468,876

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	18,863	5,074,713
eBay, Inc.†	59,405	3,213,810

		8,288,523

E-Commerce/Services - 0.4%

Expedia, Inc.	4,489	257,938
Netflix, Inc.†	1,500	339,375
priceline.com, Inc.†	2,342	1,882,804
TripAdvisor, Inc.†	1,520	98,025

		2,578,142

Electric Products-Misc. - 0.7%

Emerson Electric Co.	74,732	4,294,101

Electric-Integrated - 2.4%

CMS Energy Corp.	34,883	940,097
Integrys Energy Group, Inc.	39,226	2,256,672
Northeast Utilities	85,575	3,565,910
Pepco Holdings, Inc.	168,627	3,502,383
TECO Energy, Inc.	114,600	2,018,106
Wisconsin Energy Corp.	46,382	1,892,849

		14,176,017

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	23,000	803,390

Electronic Components-Semiconductors - 1.5%

Advanced Micro Devices, Inc.†	17,600	70,400
Altera Corp.	5,859	194,460
Broadcom Corp., Class A	23,201	833,148
Intel Corp.	301,046	7,309,397
Microchip Technology, Inc.	9,000	328,320
Micron Technology, Inc.†	2,400	28,032
NVIDIA Corp.	8,800	127,512

		8,891,269

Electronic Forms - 0.2%

Adobe Systems, Inc.†	27,096	1,162,689

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	26,078	1,185,245

Electronics-Military - 0.3%

L-3 Communications Holdings, Inc.	22,783	1,938,605

Engineering/R&D Services - 0.1%

Fluor Corp.	3,043	192,348
Jacobs Engineering Group, Inc.†	3,559	202,899

		395,247

Engines-Internal Combustion - 0.4%

Cummins, Inc.	18,001	2,153,460

Enterprise Software/Service - 1.5%

CA, Inc.	76,593	2,091,755
Oracle Corp.	210,212	7,096,757

		9,188,512

Filtration/Separation Products - 0.1%

Pall Corp.	10,843	739,493

Finance-Consumer Loans - 0.1%

SLM Corp.	21,407	508,202

Finance-Credit Card - 2.4%

American Express Co.	115,865	8,772,139
Discover Financial Services	24,318	1,152,917
Visa, Inc., Class A	24,837	4,424,463

		14,349,519

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	56,290	1,117,919

Finance-Other Services - 0.5%

CME Group, Inc.	35,205	2,391,475
NYSE Euronext	14,312	575,772

		2,967,247

Food-Confectionery - 0.2%

Hershey Co.	6,400	570,304
J.M. Smucker Co.	3,500	353,360

		923,664

Food-Meat Products - 0.1%

Hormel Foods Corp.	8,500	338,470

Food-Misc./Diversified - 2.1%

Campbell Soup Co.	14,867	636,456
ConAgra Foods, Inc.	28,600	963,534
General Mills, Inc.	44,922	2,114,928
H.J. Heinz Co.	16,412	1,187,572
Kellogg Co.	23,675	1,469,034

Mondelez International, Inc., Class A	216,600	6,381,036

		12,752,560

Food-Retail - 0.7%

Kroger Co.	56,100	1,888,887
Safeway, Inc.	21,103	485,580
Whole Foods Market, Inc.	36,786	1,907,722

		4,282,189

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	105,915	3,579,927

Gas-Distribution - 1.3%

AGL Resources, Inc.	96,436	4,082,136
CenterPoint Energy, Inc.	72,929	1,690,494
NiSource, Inc.	70,550	2,026,902

		7,799,532

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	6,617	178,924

Hotel/Motels - 0.2%

Wyndham Worldwide Corp.	20,800	1,208,896

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	22,239	1,957,477

Industrial Gases - 1.8%

Air Products & Chemicals, Inc.	46,931	4,430,756
Praxair, Inc.	54,768	6,261,625

		10,692,381

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	24,292	2,144,984

Insurance Brokers - 0.4%

Aon PLC	13,169	838,470
Marsh & McLennan Cos., Inc.	43,211	1,729,304

		2,567,774

Insurance-Life/Health - 0.6%

Aflac, Inc.	27,651	1,539,884
Lincoln National Corp.	16,484	587,819
Principal Financial Group, Inc.	3,900	147,615
Prudential Financial, Inc.	20,538	1,416,506

		3,691,824

Insurance-Multi-line - 2.1%

ACE, Ltd.	43,661	3,915,518
Allstate Corp.	41,900	2,021,256
Cincinnati Financial Corp.	16,973	803,502
Genworth Financial, Inc., Class A†	4,300	46,483
Hartford Financial Services Group, Inc.	30,189	924,689
Loews Corp.	27,898	1,278,286
MetLife, Inc.	63,881	2,824,179
XL Group PLC	28,734	903,110

		12,717,023

Insurance-Property/Casualty - 0.5%

Progressive Corp.	27,681	705,589
Travelers Cos., Inc.	30,341	2,540,148

		3,245,737

Internet Security - 0.1%

Symantec Corp.†	36,354	813,966

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	11,770	959,490
BlackRock, Inc.	8,462	2,362,590
Franklin Resources, Inc.	7,653	1,184,761
Invesco, Ltd.	12,231	412,674
T. Rowe Price Group, Inc.	4,209	319,295

		5,238,810

Machinery-Construction & Mining - 0.0%

Joy Global, Inc.	1,717	92,855

Machinery-General Industrial - 0.2%

Roper Industries, Inc.	8,502	1,056,118

Machinery-Pumps - 0.1%

Flowserve Corp.	3,545	596,021
Xylem, Inc.	3,900	109,746

		705,767

Medical Information Systems - 0.1%

Cerner Corp.†	4,966	488,058

Medical Instruments - 0.7%

Edwards Lifesciences Corp.†	1,419	94,307
Medtronic, Inc.	72,722	3,709,549
St Jude Medical, Inc.	4,000	172,920

		3,976,776

Medical Products - 0.2%

Stryker Corp.	15,300	1,015,767

Medical-Biomedical/Gene - 2.8%

Alexion Pharmaceuticals, Inc.†	11,668	1,138,097
Amgen, Inc.	44,321	4,455,590
Biogen Idec, Inc.†	14,511	3,446,217
Celgene Corp.†	21,270	2,630,036
Gilead Sciences, Inc.†	72,486	3,949,037
Life Technologies Corp.†	10,785	799,169

		16,418,146

Medical-Drugs - 5.1%

AbbVie, Inc.	211,100	9,011,859
Allergan, Inc.	12,300	1,223,727
Bristol-Myers Squibb Co.	140,557	6,467,028
Forest Laboratories, Inc.†	12,547	498,743
Johnson & Johnson	155,274	13,070,965

		30,272,322

Medical-Generic Drugs - 0.3%

Actavis, Inc.†	6,903	851,071
Mylan, Inc.†	11,830	360,578
Perrigo Co.	4,637	537,475

		1,749,124

Medical-HMO - 2.6%

Aetna, Inc.	24,586	1,484,503
Cigna Corp.	20,070	1,362,753
Humana, Inc.	9,036	729,928
UnitedHealth Group, Inc.	147,633	9,246,255
WellPoint, Inc.	37,331	2,873,367

		15,696,806

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	5,000	236,850

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	1,800	97,344
Cardinal Health, Inc.	5,400	253,584
McKesson Corp.	10,013	1,140,080

		1,491,008

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.	5,275	95,161

Motorcycle/Motor Scooter - 0.1%
Harley-Davidson, Inc.	5,272	287,535

Multimedia - 2.6%

News Corp., Class A	107,231	3,443,188
Time Warner, Inc.	52,682	3,075,048
Viacom, Inc., Class B	38,154	2,513,967
Walt Disney Co.	103,086	6,502,665

		15,534,868

Networking Products - 1.3%

Cisco Systems, Inc.	323,713	7,795,009

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	58,350	1,989,735

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	43,414	637,318

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	2,900	126,150

Oil & Gas Drilling - 0.1%

Ensco PLC, Class A	12,816	771,139

Oil Companies-Exploration & Production - 2.2%

Anadarko Petroleum Corp.	30,370	2,656,464
Apache Corp.	31,089	2,553,340
Cabot Oil & Gas Corp.	10,282	723,441
Chesapeake Energy Corp.	22,184	484,499
Devon Energy Corp.	26,206	1,489,811
EOG Resources, Inc.	14,822	1,913,520
EQT Corp.	8,029	641,356
Noble Energy, Inc.	24,294	1,400,549
Pioneer Natural Resources Co.	5,729	794,498
Range Resources Corp.	3,971	298,540
Southwestern Energy Co.†	2,728	102,818

		13,058,836

Oil Companies-Integrated - 0.4%

Murphy Oil Corp.	42,003	2,659,630

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	7,826	476,369
FMC Technologies, Inc.†	13,157	732,319
National Oilwell Varco, Inc.	34,898	2,453,329

		3,662,017

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	17,432	1,438,140

Oil-Field Services - 1.2%

Halliburton Co.	42,509	1,779,002
Schlumberger, Ltd.	76,104	5,557,875

		7,336,877

Pharmacy Services - 0.6%

Express Scripts Holding Co.†	60,712	3,771,429

Pipelines - 2.6%

Kinder Morgan, Inc.	62,026	2,355,747
ONEOK, Inc.	45,895	2,071,700
Spectra Energy Corp.	274,726	8,398,374
Williams Cos., Inc.	77,614	2,730,461

		15,556,282

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	10,351	222,546

Real Estate Investment Trusts - 3.8%

American Tower Corp.	47,847	3,724,411
HCP, Inc.	29,664	1,405,480
Health Care REIT, Inc.	9,946	676,626
Host Hotels & Resorts, Inc.	165,114	2,937,378
Plum Creek Timber Co., Inc.	3,900	186,030
Prologis, Inc.	3,721	149,956
Public Storage	4,298	652,437
Simon Property Group, Inc.	71,363	11,877,658
Ventas, Inc.	15,322	1,093,531

		22,703,507

Retail-Apparel/Shoe - 0.5%

Gap, Inc.	22,392	907,996
L Brands, Inc.	35,421	1,771,404
Ross Stores, Inc.	777	49,961

		2,729,361

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	2,500	1,022,075

Retail-Automobile - 0.1%

CarMax, Inc.†	17,082	798,925

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	11,499	784,807

Retail-Building Products - 1.1%

Home Depot, Inc.	85,200	6,701,832

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	6,551	180,480

Retail-Discount - 0.7%

Costco Wholesale Corp.	36,479	4,000,652
Dollar Tree, Inc.†	9,593	460,848

		4,461,500

Retail-Drug Store - 0.5%

Walgreen Co.	60,600	2,894,256

Retail-Major Department Stores - 0.6%

TJX Cos., Inc.	68,300	3,456,663

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	20,800	1,069,328
Macy’s, Inc.	32,970	1,593,770

		2,663,098

Retail-Restaurants - 0.1%

Chipotle Mexican Grill, Inc.†	1,400	505,400
Darden Restaurants, Inc.	5,705	295,519

		800,919

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	47,613	404,710

Security Services - 0.1%

ADT Corp.	7,300	296,307

Semiconductor Components-Integrated Circuits - 2.0%

Analog Devices, Inc.	35,940	1,650,724
Linear Technology Corp.	11,565	433,687
QUALCOMM, Inc.	154,370	9,799,408

		11,883,819

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	87,300	1,326,960
KLA-Tencor Corp.	15,509	873,002

		2,199,962

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.†	9,563	169,552

Telephone-Integrated - 0.9%

CenturyLink, Inc.	115,258	3,936,061
Frontier Communications Corp.	317,171	1,313,088

		5,249,149

Television - 0.2%

CBS Corp., Class B	26,871	1,330,114

Tools-Hand Held - 0.3%

Snap-on, Inc.	3,629	330,566
Stanley Black & Decker, Inc.	14,828	1,174,674

		1,505,240

Toys - 0.1%

Mattel, Inc.	18,391	822,997

Transport-Rail - 1.6%

CSX Corp.	139,747	3,523,022
Union Pacific Corp.	37,400	5,782,788

		9,305,810

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	1,593	90,307
FedEx Corp.	26,506	2,553,588
Ryder System, Inc.	949	59,825

		2,703,720

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	6,710	543,980

Web Portals/ISP - 2.1%

Google, Inc., Class A†	12,626	10,989,797
Yahoo!, Inc.†	56,500	1,485,950

		12,475,747

Wireless Equipment - 0.5%

Crown Castle International Corp.†	26,894	1,916,198
Motorola Solutions, Inc.	21,141	1,225,332

		3,141,530

Total Long-Term Investment Securities (cost $465,418,610)		580,838,971

SHORT-TERM INVESTMENT SECURITIES - 1.7%
U.S. Government Treasuries - 1.7%
United States Treasury Bills
0.00% due 06/27/2013	$3,000,000	3,000,000
0.02% due 06/20/2013	5,000,000	4,999,947
0.09% due 06/06/2013(1)	2,000,000	1,999,977

Total Short-Term Investment Securities
(cost $9,999,924)		9,999,924

REPURCHASE AGREEMENT - 1.0%

State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $5,830,000)	5,830,000	5,830,000

TOTAL INVESTMENTS
(cost $481,248,534)(3)	100.0%	596,668,895
Other assets less liabilities	0.0	156,085

NET ASSETS	100.0%	$596,824,980

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2013	Unrealized Appreciation (Depreciation)

212	Long	S&P 500 E-Mini Index	June 2013	$16,428,516	$17,267,400	$838,884

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$31,148,727	$—	$—	$31,148,727
Medical-Drugs	30,272,322	—	—	30,272,322
Other Industries*	519,417,922	—	—	519,417,922
Short-Term Investment Securities:
U.S. Government Treasuries	—	9,999,924	—	9,999,924
Repurchase Agreement	—	5,830,000	—	5,830,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	838,884	—	—	838,884

Total	$581,677,855	$15,829,924	$—	$597,507,779

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2013 (Unaudited)

Security Description	Principal Amount(9)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.4%
Diversified Financial Services - 2.4%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018	$290,000	$289,131
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	267,000	269,708
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.71% due 02/20/2036(1)	885,671	888,857
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	473,513	476,957
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	456,510	462,229
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.75% due 01/25/2035(1)	234,800	231,019
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	500,000	501,159
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	106,720
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.24% due 12/25/2036	529,186	509,939
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021	297,000	291,735
Citicorp Mtg. Securities Trust Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	4,487	4,477
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	1,000,000	1,150,462
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	1,500,000	1,567,859
CLI Funding V LLC Series 2013-1A Class Note 2.83% due 03/18/2028*	246,817	244,041
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	1,018,819
Commercial Mtg. Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	400,000	396,984
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	513,248	514,520
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.56% due 12/25/2034	525,206	511,055
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	300,000	306,077
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	142,500	143,021
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	235,826
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	153,730	159,665
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	200,000	199,782
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	147,831	153,997
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	531,923	557,300
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	282,000	284,424
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	189,072
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	139,286
Impac Secured Assets CMN Owner Trust FRS Series 2004-4, Class 2A2 0.55% due 02/25/2035(1)	69,488	66,924
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	1,000,000	993,197
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.87% due 06/15/2038(2)	750,000	840,186
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	202,707
MortgageIT Trust FRS Series 2004-2, Class A1 0.56% due 12/25/2034(1)	303,659	304,054
MortgageIT Trust FRS Series 2004-1, Class A2 1.09% due 11/25/2034(1)	128,807	114,973
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.87% due 08/25/2034	145,750	150,279
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	548,607	576,296
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	88,426	89,504

Structured Asset Securities Corp. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	360,243	372,381
TAL Advantage V, LLC Series 2013-1A, Class A 2.83% due 02/22/2038*	266,175	264,276
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	1,263,506	1,294,429
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	91,844	96,117
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	273,159	278,065
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	121,923

Total Asset Backed Securities
(cost $17,502,133)		17,569,432

U.S. CORPORATE BONDS & NOTES - 47.4%
Advanced Materials - 0.2%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	1,075,000	1,123,375

Advertising Services - 0.2%

Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	841,350
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	610,000	584,075

		1,425,425

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	513,000	499,217
Raytheon Co. Senior Notes 2.50% due 12/15/2022	385,000	366,373

		865,590

Aerospace/Defense-Equipment - 0.5%

Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,500,000	1,545,000
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	373,000	390,677
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	1,500,000	1,500,000

		3,435,677

Airlines - 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	273,977	284,936
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	206,687	212,887
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	1,771,000	1,859,550

		2,357,373

Alternative Waste Technology - 0.3%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	1,978,000	2,121,405

Auction House/Art Dealers - 0.1%

Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	870,000	876,525

Auto-Cars/Light Trucks - 0.4%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	2,243,000	2,534,590
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	450,000	448,007

		2,982,597

Auto/Truck Parts & Equipment-Original - 0.2%

Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	1,475,000	1,534,000

Banks-Commercial - 1.1%

Capital One NA Senior Notes 1.50% due 03/22/2018	591,000	581,381
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	550,000	585,750
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	2,029,688
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	311,000	321,404
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	545,000	533,736
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	975,000	1,104,188
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	740,000	782,064

Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,425,900
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(3)	584,000	588,380

		7,952,491

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	810,160
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	851,047

		1,661,207

Banks-Super Regional - 0.1%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	32,558
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	323,000	379,629
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(3)	150,000	175,687

		587,874

Beverages-Non-alcoholic - 0.2%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	1,818,000	1,554,390

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	881,000	882,104

Broadcast Services/Program - 0.2%

Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	1,233,000	1,313,145

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	627,000	630,135
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,080,000	1,169,100
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	388,000	430,039

		2,229,274

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,065,000	1,107,600

Building Products-Cement - 0.6%

Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	765,000	856,800
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,075,000	1,139,500
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,003,000	2,148,217

		4,144,517

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	1,025,000	1,099,313

Building-Residential/Commercial - 0.1%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	575,000	645,438

Cable/Satellite TV - 1.1%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,310,000	1,329,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,887,000	2,028,525
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	619,000	617,832
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	500,000	510,934
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	523,000	508,132
DISH DBS Corp. Senior Notes 4.25% due 04/01/2018*	801,000	780,975
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,305,000	1,432,238
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	276,009
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	550,000	620,125

		8,104,420

Casino Hotels - 1.2%

Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	2,049,000	1,951,672

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	830,000	709,650
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)(18)	2,503,568	2,728,889
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	730,000	810,300
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,022,000	1,014,335
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	596,250
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021*	933,000	977,318

		8,788,414

Casino Services - 0.2%

Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*(5)	674,959	340,855
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	101,000	114,256
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	308,000	330,330
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	439,725

		1,225,166

Cellular Telecom - 0.6%

Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	1,460,000	1,456,350
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	1,240,000	1,311,300
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	1,352,000	1,466,920

		4,234,570

Chemicals-Diversified - 0.4%

Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	648,000	651,240
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	497,000	500,727
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,410,000	1,494,600

		2,646,567

Chemicals-Other - 0.1%

Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	990,938

Chemicals-Plastics - 0.2%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	1,263,000	1,297,733

Chemicals-Specialty - 0.4%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	420,364
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	2,762,000	2,713,665

		3,134,029

Coal - 1.0%

Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	954,000	860,985
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	860,000	885,800
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,004,000	1,049,180
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	843,000	868,290
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	1,140,000	1,239,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,149,000	2,277,940

		7,181,945

Coatings/Paint - 0.2%

US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,580,000	1,666,900

Commercial Services - 0.1%

Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	950,000	1,029,563

Commercial Services-Finance - 0.4%

Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	1,035,000	1,037,588
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,405,000	1,534,962

		2,572,550

Computer Services - 0.4%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	375,000	399,420
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	1,389,000	1,376,710
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	764,000	737,911
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	280,000	361,513

		2,875,554

Computers - 0.1%

Apple, Inc. Senior Notes 1.00% due 05/03/2018	213,000	209,009
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	413,000	416,670

		625,679

Consulting Services - 0.1%

FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	945,000	1,011,150

Consumer Products-Misc. - 0.5%

American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	1,433,000	1,454,495
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,100,000	1,116,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,125,000	1,226,250

		3,797,245

Containers-Metal/Glass - 0.7%

Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	569,000	544,106
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	891,000	968,963
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	798,000	780,045
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,258,000	2,554,362

		4,847,476

Containers-Paper/Plastic - 0.6%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	650,000	732,875
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,395,000	1,459,519
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	52,000	56,529
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	1,174,000	1,306,075
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	687,000	769,440

		4,324,438

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	801,450

Data Processing/Management - 0.3%

First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	1,451,000	1,516,295
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	850,000	896,750

		2,413,045

Direct Marketing - 0.1%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(6)	903,850	951,302

Distribution/Wholesale - 0.4%

Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	842,000	826,143
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	774,000	756,332

LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*		1,450,000	1,446,375

			3,028,850

Diversified Banking Institutions - 2.2%

Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017		1,060,000	1,134,200
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018		2,327,000	2,722,590
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019		1,500,000	1,675,117
Bank of America Corp. Senior Notes 5.88% due 01/05/2021		480,000	560,907
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		49,000	58,369
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023		1,213,000	1,140,756
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,132,000	1,191,834
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)		403,000	419,120
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		683,000	760,889
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		670,000	778,897
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		1,091,000	1,189,841
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	621,716
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019		447,000	537,863
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)		243,000	283,703
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.28% due 05/15/2077		91,000	71,890
Morgan Stanley Senior Notes 2.13% due 04/25/2018		628,000	619,899
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		402,000	385,140
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		346,000	355,312
Morgan Stanley Senior Notes 6.25% due 08/09/2026		601,000	702,689
Morgan Stanley Senior Notes 6.38% due 07/24/2042		499,000	586,111

			15,796,843

Diversified Financial Services - 0.3%

General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(3)		600,000	597,300
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		526,000	600,145
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		666,000	829,837

			2,027,282

Diversified Manufacturing Operations - 0.3%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,775,500
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	686,728

			2,462,228

E-Commerce/Services - 0.3%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021*		2,319,000	2,353,785

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042		167,000	154,651

Electric-Generation - 0.3%

AES Corp. Senior Notes 4.88% due 05/15/2023		175,000	171,938
AES Corp. Senior Notes 8.00% due 10/15/2017		865,000	1,014,212
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(5)(8)		1,230,000	704,175
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		376,327	413,959

			2,304,284

Electric-Integrated - 0.8%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		336,000	376,586

Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023	501,000	492,463
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/2019	892,000	1,002,242
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	506,000	535,042
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	1,139,000	1,122,791
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	612,894
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	162,157
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	321,000	359,653
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	222,722	251,119
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	639,000	675,455
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	434,000	485,976

		6,076,378

Electronic Components-Semiconductors - 0.4%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,792,000	1,814,400
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	952,000	975,800
Intel Corp. Senior Notes 4.00% due 12/15/2032	327,000	315,632

		3,105,832

Enterprise Software/Service - 0.2%

Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,471,388

Finance-Auto Loans - 0.4%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	370,000	372,400
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	1,698,000	1,791,390
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	660,000	752,400

		2,916,190

Finance-Commercial - 0.4%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,305,000	1,311,525
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,485,000	1,488,712

		2,800,237

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	372,000	441,037
SLM Corp. Senior Notes 5.50% due 01/25/2023	539,000	507,646

		948,683

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC Senior Notes 6.25% due 01/15/2036	400,000	417,428
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	24,250
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	111,000	22
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	143,000	29
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	413,000	442,991

		884,720

Finance-Leasing Companies - 0.3%

Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	1,690,000	1,715,350
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	702,000	756,405

		2,471,755

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	158,000	159,172
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.35% due 06/15/2020	480,000	479,661

National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	448,000	456,960

		1,095,793

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	1,285,000	1,182,200

Firearms & Ammunition - 0.2%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	1,170,000	1,260,675

Food-Dairy Products - 0.3%

Land O’ Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	1,500,000	1,507,500
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	695,000	747,125

		2,254,625

Food-Retail - 0.2%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	1,645,000	1,564,806

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(10)(11)	449,464	179,786

Gas-Distribution - 0.0%

Southern Union Co. Senior Notes 7.60% due 02/01/2024	198,000	249,296

Home Furnishings - 0.1%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	786,000	821,370

Independent Power Producers - 0.8%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	792,000	871,200
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	805,000	885,500
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023*	2,104,000	2,072,440
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	705,000	823,087
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	321,338
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,037,156

		6,010,721

Insurance-Life/Health - 0.4%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	345,011
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	802,000	794,538
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	784,000	785,946
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	232,000	251,313
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	708,000	746,940

		2,923,748

Insurance-Multi-line - 0.3%

Loews Corp. Senior Notes 2.63% due 05/15/2023	524,000	496,780
Loews Corp. Senior Notes 4.13% due 05/15/2043	542,000	498,367
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	849,000	880,665

		1,875,812

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	139,239
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	879,805

		1,019,044

Marine Services - 0.3%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,802,000	1,898,858

Medical Instruments - 0.4%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,573,000	2,708,082

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	430,632

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	142,477
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,913,000	2,061,257

		2,634,366

Medical-Biomedical/Gene - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	296,000	326,471

Medical-Drugs - 0.5%

AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	400,000	401,620
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	1,910,000	2,053,250
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,075,000	1,147,562

		3,602,432

Medical-Generic Drugs - 0.2%

Actavis, Inc. Senior Notes 3.25% due 10/01/2022	644,000	632,777
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,090,085

		1,722,862

Medical-HMO - 0.0%

Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	308,533

Medical-Hospitals - 1.3%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	2,003,237
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	442,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,152,000	2,033,640
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,453,000	2,563,385
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	605,000	635,250
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,360,000	1,285,200

		8,962,712

Metal Processors & Fabrication - 0.1%

Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	336,000	332,180

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	528,000	506,885

Motion Pictures & Services - 0.1%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	382,000	412,560

MRI/Medical Diagnostic Imaging - 0.4%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	2,657,000	2,852,954

Multimedia - 0.2%

NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	570,000	636,048
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	525,000	662,910
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	441,027

		1,739,985

Music - 0.3%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	2,037,000	2,149,035

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003† (10)(11)(12)(13)	75,000	0

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,515,000	1,454,400

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	669,000	719,175

Oil Companies-Exploration & Production - 4.4%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,254,825
Anadarko Holding, Co. Senior Notes 7.15% due 05/15/2028	444,000	534,723

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	391,000	476,180
Apache Corp. Senior Notes 4.75% due 04/15/2043	330,000	329,250
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,305,000	1,285,425
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,190,000	1,285,200
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	565,920
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	701,675
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	516,000	536,640
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	880,000	981,200
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023*	890,000	898,900
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,384,830
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,115,000	1,195,837
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	520,000	559,000
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,674,825
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	1,725,000	1,755,187
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	762,000	767,715
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	646,050
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021*	760,000	763,800
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	1,555,000	1,547,225
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,300,000	1,352,000
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,256,310
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020*	940,000	940,000
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	481,000	540,704
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	587,163
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	1,410,000	1,595,062
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	747,040
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	1,350,000	1,444,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,485,000	1,488,712
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,050,000	1,094,625
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,215,000	1,215,000

		31,405,523

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041	350,000	371,785
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	300,597
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	468,000	439,033

		1,111,415

Oil Refining & Marketing - 0.2%

Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	745,000	795,288
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	550,000	601,381

		1,396,669

Oil-Field Services - 0.7%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	615,000	658,050
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	1,045,000	1,071,125
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	1,464,000	1,515,240
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	708,500
Oil States International, Inc. Company Guar. Notes 5.13% due 01/15/2023*	335,000	360,962
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	580,000	624,950

		4,938,827

Paper & Related Products - 0.7%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	2,067,000	2,041,162
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,157,128
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	940,000	979,950
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,008,000	1,068,480

		5,246,720

Petrochemicals - 0.3%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	1,767,000	1,780,253

Pipelines - 1.7%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,262,025
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,005,800
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	510,000	520,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	775,000	823,438
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	725,000	835,562
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	461,000	436,806
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	100,000	111,137
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,267,987
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	903,000	1,016,834
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	261,000	259,577
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021*	225,000	229,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	761,250
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	830,000	867,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	317,173
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	210,000	228,900
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	353,938

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.25% due 11/15/2023*	1,175,000	1,119,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	918,000	940,950

		12,357,614

Printing-Commercial - 0.3%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,155,000	1,264,725
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	925,000	952,750

		2,217,475

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	1,265,000	1,366,200

Radio - 0.2%

Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,338,000	1,284,480

Real Estate Investment Trusts - 1.0%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	337,655
Corrections Corp. of America Company Guar. Notes 4.13% due 04/01/2020*	1,335,000	1,340,006
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	850,000	926,500
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	535,000	586,555
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	900,000	972,000
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	1,575,000	1,598,625
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.38% due 06/01/2023	1,647,000	1,673,764

		7,435,105

Real Estate Management/Services - 0.2%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,531,013

Real Estate Operations & Development - 0.2%

First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,474,327

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(10)(11)	1,625,000	61

Rental Auto/Equipment - 0.3%

Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	430,000	464,400
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,140,000	1,231,200
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	434,000	447,020

		2,142,620

Retail-Apparel/Shoe - 0.3%

CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	1,269,000	1,322,932
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	902,575

		2,225,507

Retail-Bedding - 0.2%

Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,287,000	1,361,003

Retail-Drug Store - 0.3%

CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	254,773	290,370
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	537,945	626,127
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,209,375

		2,125,872

Retail-Misc./Diversified - 0.0%

CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	318,000	321,180

Retail-Pawn Shops - 0.2%

Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	1,250,000	1,240,625

Retail-Pet Food & Supplies - 0.2%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,162,000	1,276,748

Retail-Propane Distribution - 0.1%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	140,000	152,600
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	615,000	667,275

		819,875

Retail-Regional Department Stores - 0.3%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	2,235,000	2,293,669

Retail-Restaurants - 0.8%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	987,800
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,900,000	2,066,250
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,627,000	2,942,240

		5,996,290

Retail-Toy Stores - 0.2%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	1,200,000	1,270,500

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(10)(11)	25,000	0

Savings & Loans/Thrifts - 0.4%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	593,000	629,654
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	780,000	926,763
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	498,000	595,266
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	329,717

		2,481,400

Schools - 0.2%

Northwestern University Bonds 4.20% due 12/01/2047	691,000	694,196
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	233,000	220,978
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	532,115

		1,447,289

Security Services - 0.1%

ADT Corp. Senior Notes 2.25% due 07/15/2017	230,000	230,213
ADT Corp. Senior Notes 4.88% due 07/15/2042	525,000	482,303

		712,516

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,197,373

Special Purpose Entities - 0.4%

Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,502,000	1,486,980
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,146,056
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	387,000	367,938

		3,000,974

Steel Pipe & Tube - 0.2%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,523,813

Steel-Producers - 0.3%

AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	940,000	1,031,650
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020	425,000	473,875
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	800,000	864,000

		2,369,525

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,286,915

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	270,000	325,088
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	825,000	952,875

		1,277,963

Telephone-Integrated - 1.6%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045*	136,000	126,165
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	446,000	543,355
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	413,000	475,446
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	668,000	690,545
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	950,000	971,375
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	825,000	876,563
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	875,000	896,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,435,937
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	400,000	458,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,375,000	3,931,875
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	205,000	247,279
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,104,000	1,090,200

		11,743,615

Television - 0.2%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,035,000	1,107,450
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(4)	473,848	473,848

		1,581,298

Theaters - 0.5%

Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023*	300,000	298,875
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	1,506,000	1,528,590
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	640,000	686,400
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	972,000	973,215

		3,487,080

Transport-Equipment & Leasing - 0.2%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	1,016,531
GATX Corp. Senior Notes 2.38% due 07/30/2018	193,000	193,811

		1,210,342

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	340,000	398,479

Transport-Services - 0.3%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	757,330
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	1,035,000	1,076,400

		1,833,730

Travel Services - 0.3%

Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,015,000	2,221,538

Web Hosting/Design - 0.3%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,022,000	2,057,385

Wire & Cable Products - 0.1%

International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*	865,000	890,950

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	10,220	10,973

Total U.S. Corporate Bonds & Notes (cost $333,827,067)		341,344,655

FOREIGN CORPORATE BONDS & NOTES - 14.6%
Airlines - 0.0%

Avianca Holdings SA Company Guar. Notes 8.38% due 05/10/2020*	240,000	253,800

Appliances - 0.1%

Arcelik AS Senior Notes 5.00% due 04/03/2023*	500,000	502,500

Auto-Cars/Light Trucks - 0.2%

Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		800,000	732,000
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*		454,000	452,329

			1,184,329

Auto/Truck Parts & Equipment-Original - 0.2%

Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*		1,475,000	1,449,187

Banks-Commercial - 2.2%

Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	1,336,507
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,315,749
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	531,069
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,200,000	1,464,189
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	273,650
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		390,000	407,550
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		420,000	436,275
Bank of Montreal Senior Notes 1.45% due 04/09/2018		556,000	548,383
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		317,000	355,042
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018		487,000	483,751
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	4,000,000	675,283
ING Bank NV Notes 2.00% due 09/25/2015*		1,680,000	1,704,679
Malayan Banking Bhd Sub. Notes 3.25% due 09/20/2022		500,000	502,665
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		786,000	799,933
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,085,000	1,070,929
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	726,950
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	437,580
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		440,000	459,452
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	551,250
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	606,625
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	358,613
Turkiye Is Bankasi Senior Notes 3.88% due 11/07/2017		500,000	508,750

			15,554,874

Banks-Special Purpose - 0.4%

Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		1,000,000	1,150,000
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	572,250
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		350,000	369,775
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	4,400,000	781,476

			2,873,501

Beverages-Non-alcoholic - 0.0%

Fomento Economico Mexicano SAB de CV Senior Notes 4.38% due 05/10/2043		388,000	349,771

Building Products-Cement - 0.2%

Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		635,000	631,825
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	595,375

			1,227,200

Building-Heavy Construction - 0.1%

Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		600,000	594,750

Cable/Satellite TV - 0.2%

Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,266,000

Cellular Telecom - 0.1%

VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	24,000,000	766,186

Chemicals-Diversified - 0.1%

OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*		993,000	1,067,475

Coal - 0.1%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	209,000
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	436,500

			645,500

Commercial Services - 0.3%

Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		2,300,000	2,472,500

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018		880,000	981,200

Containers-Metal/Glass - 0.2%

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		1,721,000	1,764,025

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		2,708,000	2,816,320

Diversified Banking Institutions - 0.2%

Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028		1,137,000	1,096,545
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		495,000	508,436

			1,604,981

Diversified Financial Services - 0.2%

DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		650,000	645,125
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		762,000	825,026

			1,470,151

Diversified Manufacturing Operations - 0.3%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,940,000	2,027,300
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015		315,000	316,155

			2,343,455

Diversified Minerals - 0.5%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		775,000	784,688
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		550,000	561,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,175,000	1,186,750
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040		383,000	389,474
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	673,200

			3,595,112

Diversified Operations - 0.2%

KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	761,600
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	663,000

			1,424,600

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	230,250
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*		500,000	540,000

			770,250

Electric-Integrated - 0.2%

Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021		500,000	522,500
E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	605,848
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	178,381

			1,306,729

Electric-Transmission - 0.1%

Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		335,000	363,810

Finance-Leasing Companies - 0.6%

AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017		733,000	793,472
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,165,000
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		1,038,000	1,089,900

			4,048,372

Food-Meat Products - 0.2%

BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	192,000
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	459,894
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	267,975
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		460,000	473,800

			1,393,669

Gas-Transportation - 0.1%

Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	521,125

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	652,406
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		525,000	535,500

			1,187,906

Hazardous Waste Disposal - 0.1%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,080,000	1,117,800

Independent Power Producers - 0.1%

AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010† (10)(11)(13)(14)		175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	513,000

			513,000

Insurance-Multi-line - 0.1%

Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)		1,050,000	1,097,250

Investment Companies - 0.1%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*		619,000	579,395

Medical Products - 0.1%

Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*		258,000	260,917
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*		453,000	459,387

			720,304

Medical-Drugs - 0.4%

Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 06/15/2021*		1,223,000	1,229,115
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		690,000	734,850
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		681,000	687,023

			2,650,988

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		390,000	387,075

Metal-Iron - 0.0%

OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		265,000	261,025

Municipal Bonds - 0.1%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		780,000	744,900

Oil & Gas Drilling - 0.4%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,102,000	1,090,980
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020		444,000	515,466
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		495,000	563,574
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		504,000	608,995

			2,779,015

Oil Companies-Exploration & Production - 0.5%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		586,000	772,577
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		250,000	276,188

KazMunayGas National Co. Senior Notes 6.38% due 04/09/2021*	610,000	686,250
KazMunayGas National Co. Company Guar. Notes 7.00% due 05/05/2020	500,000	583,125
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	743,700
PT Pertamina Persero Senior Notes 5.63% due 05/20/2043*	841,000	759,002

		3,820,842

Oil Companies-Integrated - 1.3%

Alliance Oil Co., Ltd. Company Guar. Notes 7.00% due 05/04/2020*	690,000	676,200
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	243,000	256,556
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	340,000	344,379
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	654,918
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	591,000	563,175
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	653,000	688,167
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	675,000	702,000
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	130,000	125,265
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	195,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,750,000	1,649,375
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	800,000	852,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*	294,000	288,120
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	688,963
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	191,000
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*	310,000	297,213
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	757,000	723,043
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	543,000	509,068

		9,405,192

Oil Refining & Marketing - 0.0%

Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	195,140

Paper & Related Products - 0.1%

Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	880,000	879,962

Pastoral & Agricultural - 0.1%

MHP SA Company Guar. Notes 8.25% due 04/02/2020*	650,000	641,800

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	712,310

Pipelines - 0.0%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	217,000

Real Estate Operations & Development - 0.5%

Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017	350,000	390,250
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	300,000	333,523
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	203,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	458,175
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,025,000	2,019,937
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	525,000	509,032

		3,914,417

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	489,030

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd. Senior Notes 1.87% due 03/20/2018*		586,000	586,207

Satellite Telecom - 0.2%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		1,124,000	1,181,605

Semiconductor Components-Integrated Circuits - 0.1%

NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*		965,000	1,003,600

Semiconductor Equipment - 0.0%

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018		160,000	177,200

Sovereign - 0.2%

Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	902,500
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		250,000	267,500

			1,170,000

Sovereign Agency - 0.2%

AHML Finance, Ltd. Notes 7.75% due 02/13/2018*	RUB	36,000,000	1,139,175

Special Purpose Entities - 0.1%

Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	30,000,000	944,701
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(5)(10)(11)(14)		560,000	0

			944,701

Specified Purpose Acquisitions - 0.1%

EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*		377,000	365,995

Steel Pipe & Tube - 0.1%

TMK OAO Via TMK Capital SA Senior Notes 6.75% due 04/03/2020*		650,000	631,313

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 7.25% due 03/01/2041		732,000	713,700
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		650,000	628,394
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	193,300

			1,535,394

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	775,796

SupraNational Banks - 0.1%

International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	634,446

Telecom Services - 0.4%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,278,000
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		845,000	868,237
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(18)		929,157	980,261

			3,126,498

Telephone-Integrated - 0.4%

Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	344,607
Koninklijke KPN NV VRS Senior Sub. Notes 7.00% due 03/28/2073*		262,000	260,380
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	600,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	254,879
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		217,000	234,698
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	671,520
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018		321,000	322,529
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023		367,000	365,830

			3,054,443

Television - 0.0%

Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		200,000	224,240

Transport-Rail - 0.2%

Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	434,160
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	22,000,000	718,445

			1,152,605

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	564,000

Total Foreign Corporate Bonds & Notes (cost $105,707,442)			105,192,941

FOREIGN GOVERNMENT AGENCIES - 19.9%
Regional Authority - 0.2%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	558,846
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	501,944

			1,060,790

Sovereign - 19.5%

Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		620,000	527,000
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		550,000	429,000
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	273,625
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	221,250
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	397,800
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	441,675
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	741,000
Dominican Republic Senior Notes 9.04% due 01/23/2018		415,331	461,018
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		1,400,000	1,596,000
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		600,000	556,500
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,980,000	2,222,550
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		448,000	498,400
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		560,000	827,400
Federative Republic of Brazil Bonds 10.13% due 05/15/2027		500,000	835,000
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,200,000	1,170,978
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,700,000	1,039,780
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	554,770
Government of Canada Bonds 4.25% due 06/01/2018	CAD	605,000	658,932
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,537,470
Government of Malaysia Notes 3.31% due 10/31/2017	MYR	6,350,000	2,050,954
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	2,210,000	1,865,183
Government of Poland Bonds 6.25% due 10/24/2015	PLN	4,000,000	1,313,226
Government of Romania Senior Notes 4.38% due 08/22/2023*		752,000	743,976
Government of Romania Senior Notes 6.75% due 02/07/2022*		510,000	601,392
Government of Romania Senior Notes 6.75% due 02/07/2022		600,000	707,520
Government of Ukraine Bonds 7.50% due 04/17/2023*		1,500,000	1,463,250
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,292,672
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		2,680,000	2,608,980
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		1,300,000	1,265,550

Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		1,395,000	1,323,813
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	8,535,000	1,645,292
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	18,150,000	3,119,876
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,312,138
Lebanese Republic Senior Notes 8.25% due 04/12/2021		1,000,000	1,108,750
Northern Territory Treasury Corp. Senior Notes 5.75% due 11/20/2016	AUD	2,100,000	2,179,369
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		680,000	924,800
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		600,000	822,000
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		1,072,637	367,378
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,981,506	1,169,088
Republic of Argentina Senior Notes 8.75% due 06/02/2017		420,000	329,070
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,027,355
Republic of Belarus Bonds 8.75% due 08/03/2015		950,000	988,000
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	607,600
Republic of Bulgaria Bonds 8.25% due 01/15/2015		1,400,000	1,555,750
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	1,898,750
Republic of Colombia Senior Notes 7.38% due 03/18/2019		620,000	774,070
Republic of Colombia Senior Notes 8.13% due 05/21/2024		800,000	1,108,000
Republic of Costa Rica Bonds 4.38% due 04/30/2025*		200,000	195,000
Republic of Croatia Notes 5.50% due 04/04/2023*		500,000	510,125
Republic of Croatia Senior Notes 6.25% due 04/27/2017		700,000	757,197
Republic of Croatia Senior Notes 6.38% due 03/24/2021		450,000	491,387
Republic of Croatia Senior Notes 6.63% due 07/14/2020		370,000	408,665
Republic of Croatia Senior Notes 6.75% due 11/05/2019		720,000	802,080
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		350,000	351,750
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		700,000	806,750
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		850,000	905,250
Republic of Hungary Senior Notes 4.13% due 02/19/2018		1,220,000	1,215,730
Republic of Hungary Senior Notes 4.75% due 02/03/2015		400,000	408,592
Republic of Hungary Senior Notes 6.25% due 01/29/2020		580,000	628,575
Republic of Hungary Senior Notes 6.38% due 03/29/2021		1,020,000	1,108,026
Republic of Hungary Senior Notes 7.63% due 03/29/2041		760,000	828,400
Republic of Indonesia Bonds 3.75% due 04/25/2022		600,000	591,750
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		1,380,000	1,483,500
Republic of Indonesia Bonds 5.25% due 01/17/2042		900,000	888,750

Republic of Indonesia Senior Notes 5.88% due 03/13/2020		400,000	459,000
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		330,000	440,550
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		410,000	586,300
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		780,000	1,119,300
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	300,000	419,013
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	960,000	1,349,075
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(6)		700,000	651,000
Republic of Latvia Senior Notes 2.75% due 01/12/2020*		1,950,000	1,876,875
Republic of Latvia Senior Notes 5.25% due 06/16/2021		550,000	613,938
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	472,463
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	724,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		850,000	1,085,875
Republic of Panama Senior Notes 7.13% due 01/29/2026		630,000	826,245
Republic of Peru Senior Notes 7.13% due 03/30/2019		670,000	837,500
Republic of Peru Senior Notes 7.35% due 07/21/2025		981,000	1,325,821
Republic of Peru Senior Bonds 7.84% due 08/12/2020	PEN	2,600,000	1,126,240
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	2,000,000	942,373
Republic of Peru Senior Notes 8.75% due 11/21/2033		800,000	1,250,000
Republic of Poland Senior Notes 3.00% due 03/17/2023		2,520,000	2,412,900
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	6,700,000	2,109,206
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,105,000	1,245,888
Republic of Poland Senior Notes 5.13% due 04/21/2021		500,000	568,750
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,319,526
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	2,000,000	685,892
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	2,200,000	785,284
Republic of Serbia Notes 6.75% due 11/01/2024(6)		197,394	198,874
Republic of Serbia Senior Notes 7.25% due 09/28/2021		900,000	998,100
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	2,250,000	1,855,944
Republic of Slovenia Bonds 4.75% due 05/10/2018*		460,000	453,100
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		1,000,000	970,200
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		400,000	388,080
Republic of Slovenia Bonds 5.85% due 05/10/2023*		470,000	465,300
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,050,000	1,089,375
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	229,500
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	12,400,000	960,355

Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,000,000	493,279
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	8,600,000	1,060,467
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		480,000	480,000
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		614,000	632,420
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		680,000	697,000
Republic of Sri Lanka Notes 7.40% due 01/22/2015		789,000	832,395
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,100,000	1,189,375
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		2,230,000	3,127,575
Republic of the Philippines Senior Notes 9.38% due 01/18/2017		80,000	100,600
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	830,700
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	375,638
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		775,000	1,274,875
Republic of Turkey Senior Notes 3.25% due 03/23/2023		750,000	729,375
Republic of Turkey Bonds 4.88% due 04/16/2043		340,000	336,600
Republic of Turkey Bonds 6.00% due 01/14/2041		1,000,000	1,150,000
Republic of Turkey Senior Notes 6.88% due 03/17/2036		380,000	478,800
Republic of Turkey Senior Notes 7.38% due 02/05/2025		710,000	933,650
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	1,450,000	902,136
Republic of Turkey Senior Notes 11.88% due 01/15/2030		1,650,000	3,052,500
Republic of Ukraine Bonds 6.75% due 11/14/2017		1,000,000	990,000
Republic of Ukraine Senior Notes 7.95% due 02/23/2021		430,000	442,900
Republic of Uruguay Notes 8.00% due 11/18/2022		817,594	1,103,752
Republic of Venezuela Bonds 9.00% due 05/07/2023		1,400,000	1,255,100
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		850,000	862,750
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		900,000	922,500
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,330,000	1,446,375
Russian Federation Senior Notes 3.63% due 04/29/2015		800,000	835,664
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	861,200
Russian Federation Senior Notes 5.63% due 04/04/2042		1,200,000	1,314,000
Russian Federation Senior Notes 7.50% due 03/31/2030		1,329,825	1,615,737
Russian Federation Bonds 7.85% due 03/10/2018	RUB	25,000,000	824,245
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	261,770
United Mexican States Senior Notes 3.63% due 03/15/2022		1,050,000	1,086,750
United Mexican States Senior Notes 4.75% due 03/08/2044		1,072,000	1,063,960
United Mexican States Bonds 5.00% due 06/15/2017	MXN	26,000,000	2,059,071
United Mexican States Senior Notes 5.13% due 01/15/2020		780,000	889,200
United Mexican States Bonds 6.50% due 06/09/2022	MXN	29,500,000	2,481,091

United Mexican States Senior Notes Series A 7.50% due 04/08/2033		140,000	193,900
United Mexican States Bonds 7.75% due 11/13/2042	MXN	8,100,000	734,420
United Mexican States Senior Notes 8.30% due 08/15/2031		1,100,000	1,622,500
United Mexican States Bonds 8.50% due 05/31/2029	MXN	6,200,000	609,972

			140,542,061

Sovereign Agency - 0.2%

Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021		400,000	428,000
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		860,000	837,468
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		440,000	477,400

			1,742,868

Total Foreign Government Agencies
(cost $145,810,884)			143,345,719

U.S. GOVERNMENT AGENCIES - 7.5%
Federal Home Loan Mtg. Corp. - 2.5%

2.50% due 01/01/2028		502,644	513,134
3.00% due 02/01/2043		2,576,996	2,583,594
3.50% due 11/01/2041		1,371,330	1,417,696
3.50% due 02/01/2042		959,364	997,347
3.50% due 03/01/2042		579,563	600,788
3.50% due 04/01/2042		1,032,711	1,067,627
3.50% due 08/01/2042		961,793	1,000,624
4.00% due 09/01/2040		214,176	225,248
4.50% due 02/01/2020		76,881	81,698
4.50% due 08/01/2020		20,917	22,228
4.50% due 03/01/2023		194,277	206,675
4.50% due 01/01/2039		80,671	85,565
4.50% due 06/01/2040		818,142	892,825
4.50% due 09/01/2040		2,536,054	2,691,470
5.00% due 05/01/2034		188,562	208,530
5.00% due 03/01/2038		163,224	174,494
5.00% due 07/01/2038		693,094	740,952
5.00% due 03/01/2039		238,247	254,710
5.50% due 06/01/2022		104,119	112,752
5.50% due 07/01/2035		68,718	75,467
5.50% due 10/01/2037		645,906	694,694
5.50% due 01/01/2038		107,934	116,474
5.50% due 04/01/2038		2,110,464	2,269,877
5.50% due 06/01/2041		572,462	617,760
6.00% due 01/01/2030		4,084	4,537
6.00% due 03/01/2040		304,210	330,981
6.50% due 07/01/2029		1,186	1,373
6.50% due 12/01/2035		428	484
6.50% due 02/01/2036		39,568	44,728
6.50% due 11/01/2037		71,798	81,259
Federal Home Loan Mtg. Corp. REMIC Series 2626, Class SP 6.45% due 02/15/2018(1)(7)		2,751,465	115,508

			18,231,099

Federal National Mtg. Assoc. - 4.8%
2.50% due 03/01/2028		989,368	1,011,331
3.00% due 10/01/2027		484,252	504,596
3.00% due 12/01/2027		628,440	654,843
3.00% due 03/01/2042		513,856	516,580
3.00% due 06/01/2042		688,833	692,484
3.00% due 12/01/2042		1,293,198	1,300,053
3.00% due 12/01/2099		1,325,000	1,330,797
3.50% due 08/01/2027		467,911	494,373
3.50% due 01/01/2042		1,823,300	1,889,658
3.50% due 05/01/2042		883,523	915,679
3.50% due 06/01/2042		457,225	473,865
3.50% due 07/01/2042		1,423,637	1,471,853
3.50% due 08/01/2042		858,836	878,820
3.50% due 09/01/2042		978,613	1,014,230
4.00% due 06/01/2039		651,832	707,404
4.00% due 09/01/2040		1,542,317	1,626,574
4.00% due 10/01/2040		842,854	888,899
4.00% due 09/01/2041		1,881,281	1,985,818
4.00% due 10/01/2041		726,101	766,449
4.00% due 11/01/2041		1,962,064	2,071,090
4.00% due 01/01/2042		630,291	670,593
4.50% due 06/01/2019		50,147	53,575
4.50% due 01/01/2039		60,944	65,135
4.50% due 07/01/2040		677,824	735,240
4.50% due 08/01/2040		441,074	471,958
4.50% due 11/01/2040		202,867	217,072
4.50% due 03/01/2041		1,496,950	1,602,702
4.50% due 07/01/2041		1,248,845	1,337,070
5.00% due 03/15/2016		163,000	183,069
5.00% due 01/01/2023		148,064	159,532
5.00% due 04/01/2023		124,313	133,942
5.00% due 04/01/2035		839,935	910,669
5.00% due 02/01/2036		248,813	270,019
5.00% due 03/01/2037		48,224	52,209
5.00% due 09/01/2039		1,672,182	1,852,715
5.00% due 05/01/2040		1,020,475	1,113,961
5.00% due 07/01/2040		357,972	391,474
5.00% due 08/01/2040		784,566	857,991
5.50% due 06/01/2038		167,661	182,746
6.00% due 02/01/2032		7,709	8,583
6.00% due 10/01/2034		816	897
6.00% due 07/01/2037		46,131	50,266
6.00% due 10/01/2037		59,946	65,244
6.00% due 11/01/2037		418,714	456,248
6.00% due 09/01/2038		314,194	341,966
6.00% due 11/01/2038		103,865	113,175
6.00% due 06/01/2040		96,751	105,424
6.50% due 12/01/2031		11,323	13,203
6.50% due 02/01/2035		66,879	78,212

6.50% due 07/01/2036	56,092	62,514
6.50% due 11/01/2037	146,348	171,377
6.50% due 10/01/2038	585,172	653,080

		34,577,257

Government National Mtg. Assoc. - 0.2%

6.00% due 08/15/2039	995,334	1,118,445

Total U.S. Government Agencies
(cost $53,596,850)		53,926,801

U.S. GOVERNMENT TREASURIES - 1.0%
United States Treasury Bonds - 0.2%

2.75% due 11/15/2042	125,000	111,894
3.13% due 02/15/2043	1,062,000	1,028,149
5.25% due 11/15/2028	67,000	88,042

		1,228,085

United States Treasury Notes - 0.8%

0.13% due 04/15/2018TIPS(19)	1,522,418	1,596,398
0.50% due 07/31/2017	223,000	219,760
0.63% due 05/31/2017	60,000	59,573
0.63% due 04/30/2018	637,000	624,509
0.75% due 10/31/2017	264,000	262,061
1.00% due 03/31/2017	788,000	795,141
1.63% due 08/15/2022	191,000	184,225
1.75% due 07/31/2015	1,400,000	1,442,328
1.75% due 05/15/2023	490,000	472,085
2.00% due 02/15/2022	191,000	191,940
3.63% due 08/15/2019	52,000	59,134
3.88% due 05/15/2018	57,000	64,869

		5,972,023

Total U.S. Government Treasuries
(cost $7,257,933)		7,200,108

LOANS(10)(15)(16) - 1.9%
Aerospace/Defense-Equipment - 0.2%

Sequa Corp. Term Loan B 4.00% due 05/29/2017	1,600,000	1,619,333

Casino Hotels - 0.2%

Tropicana Entertainment, Inc. Term Loan 7.50% due 03/16/2018	990,000	1,003,613
Twin River Management Group, Inc. Term Loan B 4.25% due 09/27/2018	272,963	277,626

		1,281,239

Computer Software - 0.2%

Vertafore, Inc. Ist Lien Term Loan 4.25% due 10/03/2019	1,600,000	1,622,000

Electric-Distribution - 0.3%

Cedar Bay Generating Company LP Term Loan 7.25% due 04/15/2020	1,810,000	1,819,050

Electric-Generation - 0.0%

Dynergy, Inc. Term Loan B-2 4.00% due 04/15/2020	184,615	185,753

Gambling (Non-Hotel) - 0.1%

Northfield Park Assoc. LLC 1st Lien Term Loan 9.00% due 10/23/2018	262,500	273,328

Medical Instruments - 0.2%

Immucor Term Loan B 5.00% due 08/19/2018	1,600,000	1,613,750

Medical-Hospitals - 0.0%

Ardent Health Services, Inc. Term Loan B 6.75% due 03/15/2018	239,400	243,590

Mining - 0.2%

Walter Industries, Inc. Term Loan B 4.75% due 04/02/2018	1,600,000	1,617,667

Oil Companies-Exploration & Production - 0.1%

Sabine Oil & Gas, LLC Term Loan 8.75% due 12/31/2018	647,315	663,498

Pharmacy Services - 0.2%

Aptalis Pharma, Inc. Term Loan B 5.50% due 02/17/2017	1,089,000	1,095,806

Printing-Commercial - 0.2%

Cenveo Corp. Term Loan B 6.25% due 02/13/2017	1,299,000	1,313,614

Total Loans
(cost $13,243,351)		13,348,628

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds 4.80% due 06/01/2111	488,000	503,079
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	815,000	795,277
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	438,000	477,433

Total Municipal Bonds & Notes
(cost $1,736,165)		1,775,789

PREFERRED STOCK - 0.3%
Banks-Commercial - 0.1%

Zions Bancorporation FRS 6.30%	24,300	645,651

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	14,900	359,835

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(10)	101,000	20

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	31,365

Insurance-Reinsurance - 0.1%

RenaissanceRe Holdings, Ltd. Series E 5.38%	28,025	686,613

Telecom Services - 0.1%

Qwest Corp. 6.13%	30,600	769,590

Total Preferred Stock
(cost $2,524,279)		2,493,074

WARRANTS - 0.0%
Oil-Field Services - 0.0%

Green Field Energy Services, Inc. Expires 11/15/2021*†	2,424	133,320

Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/2014†(10)(11)	3,043	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(10)(11)(17)	159	49,290
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(10)(11)(17)	157	19,625

		68,915

Total Warrants
(cost $86,866)		202,235

Total Long-Term Investment Securities
(cost $681,292,970)		686,399,382

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Time Deposits - 3.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/03/2013 (cost $22,929,000)	$22,929,000	22,929,000

TOTAL INVESTMENTS
(cost $704,221,970)(20)	98.5%	709,328,382
Other assets less liabilities	1.5	10,583,060

NET ASSETS	100.0%	$719,911,442

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2013, the aggregate value of these securities was $221,862,104 representing 30.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity – maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Security in default
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Interest Only
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Denominated in United States Dollars unless otherwise indicated.
(10)	Illiquid security. At May 31, 2013, the aggregate value of these securities was $13,597,461 representing 1.9% of net assets.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(12)	Company has filed for Chapter 7 bankruptcy.
(13)	Security in default of principal and interest at maturity.
(14)	Company has filed for bankruptcy protection in country of issuance.
(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2013, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00) Warrants	11/11/2010	159	$—	$49,290	$310	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00) Warrants	03/15/2011	157	—	19,625	125	0.00

				$68,915		0.00%

(18)	Security currently paying interest/dividends in the form of additional securities.
(19)	Principal amount of security is adjusted for inflation.
(20)	See Note 5 for cost of investment on a tax basis.

FDIC—Federal Deposit Insurance Corp.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current rates at May 31, 2013 and unless noted otherwise the dates are the original maturity dates.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

ZAR—South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$17,569,432	$—	$17,569,432
U.S. Corporate Bonds & Notes:
Electric-Generation	—	1,890,325	413,959	2,304,284
Gambling (Non-Hotel)	—	—	179,786	179,786
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	338,860,524	—	338,860,524
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	513,000	0	513,000
Special Purpose Entities	—	944,701	0	944,701
Other Industries*	—	103,735,240	—	103,735,240
Foreign Government Agencies:
Sovereign	—	140,542,061	—	140,542,061
Other Foreign Government Agencies*	—	2,803,658	—	2,803,658
U.S. Government Agencies	—	53,926,801	—	53,926,801
U.S. Government Treasuries	—	7,200,108	—	7,200,108
Loans	—	13,348,628	—	13,348,628
Municipal Bonds & Notes	—	1,775,789	—	1,775,789
Preferred Stock:
Finance-Investment Banker/Broker	—	20	—	20
Other Industries*	2,493,054	—	—	2,493,054
Warrants:
Oil-Field Services	—	133,320	—	133,320
Other Industries*	—	—	68,915	68,915
Short-Term Investment Securities:
Time Deposits	—	22,929,000	—	22,929,000

Total	$2,493,054	$706,172,607	$662,721	$709,328,382

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

The following tables represent the value of derivatives held as of May 31, 2013, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2013, please refer to the Portfolio of Investments.

	High Yield Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$11,468	$—

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $575,398.

	Small Cap Value Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$80,190

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,994,289.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(40,142) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$260,760

(1)	The Fund’s derivative contracts held during the period ended May 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $25,579,414.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $838,884 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended May 31, 2013, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of May 31, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended May 31, 2013, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of May 31, 2013, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures are generally exchange-traded.

Note 3. Repurchase Agreements

As of May 31, 2013, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	3.03%	$5,513,000
Socially Responsible	3.21	5,830,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated May 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $181,862,000, a repurchase price of $181,862,152 and maturity date of June 3, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	05/31/2017	$1,425,000	$1,417,986
U.S. Treasury Notes	0.88	01/31/2017	365,000	368,650
U.S. Treasury Notes	0.88	02/28/2017	113,400,000	114,463,125
U.S. Treasury Notes	0.88	04/30/2017	68,805,000	69,253,471

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, the Aggressive Growth Lifestyle Fund, Conservation Growth Lifestyle Fund and Moderate Growth Lifestyle Fund owned shares of various VALIC Company I or VALIC Company II Funds. During the period ended May 31, 2013, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2013
VALIC Co. I Blue Chip Growth Fund	$6,649	$—	$8,486,857	$4,767,336	$81,502	$43,794	$1,828,284	$15,044,769
VALIC Co. I Capital Conservation Fund	133,892	—	16,558,371	133,892	12,836,200	408,994	(547,111)	3,717,946
VALIC Co. I Dividend Value Fund	488,766	—	24,981,634	9,781,692	1,915,503	506,946	4,489,439	37,844,208
VALIC Co. I Emerging Economies Fund	263,851	—	23,424,055	24,457,441	—	—	2,830,240	50,711,736
VALIC Co. I Foreign Value Fund	139,286	—	—	4,545,414	239,367	4,561	410,324	4,720,932
VALIC Co. I Global Real Estate Fund	298,582	543,802	11,675,272	12,248,062	200,269	53,062	1,139,265	24,915,392
VALIC Co. I Government Securities Fund	172,349	36,359	15,721,779	208,708	10,046,538	16,082	(344,859)	5,555,172
VALIC Co. I Inflation Protected Fund	64,390	—	2,472,692	117,229	2,555,657	150,569	(184,833)	—
VALIC Co. I International Equities Fund	195,686	—	6,796,238	323,798	228,027	42,415	856,995	7,791,419
VALIC Co. I International Growth Fund	113,564	—	7,027,629	235,527	54,345	6,752	1,043,612	8,259,175
VALIC Co. I Mid Cap Index Fund	—	—	—	17,033,968	—	—	554,125	17,588,093
VALIC Co. I Mid Cap Strategic Growth Fund	—	31,588	1,236,180	61,610	28,976	589	236,717	1,506,120
VALIC Co. I Nasdaq-100 Index Fund	45,639	233,312	10,102,639	779,905	154,426	9,625	562,864	11,300,607
VALIC Co. I Science & Technology Fund	—	—	8,394,957	1,635,005	17,112	4,518	1,244,575	11,261,943
VALIC Co. I Small Cap Index Fund	—	—	—	8,516,984	—	—	382,896	8,899,880
VALIC Co. I Small Cap Special Values Fund	45,036	—	3,005,040	4,697,919	—	—	1,381,930	9,084,889
VALIC Co. I Stock Index Fund	1,101,318	977,969	73,534,032	35,188,680	61,986,260	6,448,351	2,284,987	55,469,790
VALIC Co. I Value Fund	—	—	—	1,846,089	7,587	515	315,496	2,154,513
VALIC Co. II Capital Appreciation Fund	50,763	—	10,971,851	346,150	119,688	55,439	1,477,610	12,731,362
VALIC Co. II Core Bond Fund	792,238	493,547	44,421,650	6,902,900	27,423,118	1,144,306	(2,182,605)	22,863,133
VALIC Co. II High Yield Bond Fund	232,641	—	2,049,115	5,503,875	94,897	1,582	104,157	7,563,832
VALIC Co. II Large Cap Value Fund	—	—	—	3,359,297	69,186	5,674	603,162	3,898,947
VALIC Co. II Mid Cap Growth Fund	4,669	51,567	4,163,987	206,603	3,645	512	498,687	4,866,144
VALIC Co. II Mid Cap Value Fund	110,442	—	16,906,034	9,880,365	137,665	70,994	5,671,135	32,390,863
VALIC Co. II Small Cap Growth Fund	—	406,206	3,461,999	1,603,877	345,623	(13,234)	483,747	5,190,766
VALIC Co. II Small Cap Value Fund	85,028	289,437	2,839,845	13,779,231	79,687	3,544	3,103,021	19,645,954
VALIC Co. II Strategic Bond Fund	—	—	15,433,599	3,997,538	15,577,716	1,331,354	(1,195,276)	3,989,499

	$4,344,789	$3,063,787	$313,665,455	$172,159,095	$134,202,994	$10,296,944	$27,048,584	$388,967,084

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2013
VALIC Co. I Blue Chip Growth Fund	$2,194	$—	$2,831,477	$1,687,999	$11,850	$2,247	$632,921	$5,142,794
VALIC Co. I Capital Conservation Fund	216,642	—	17,105,558	406,323	9,830,675	287,668	(510,868)	7,458,006
VALIC Co. I Dividend Value Fund	144,701	—	7,164,897	3,341,400	970,211	253,970	1,232,771	11,022,827
VALIC Co. I Emerging Economies Fund	67,970	—	5,065,325	14,836,534	—	—	481,213	20,383,072
VALIC Co. I Foreign Value Fund	42,947	—	—	2,164,806	37,557	1,657	203,106	2,332,012
VALIC Co. I Global Real Estate Fund	70,329	128,088	2,251,313	5,867,619	15,413	7,184	200,040	8,310,743
VALIC Co. I Government Securities Fund	177,351	37,415	11,391,549	313,904	5,199,408	176,005	(491,975)	6,190,075
VALIC Co. I Inflation Protected Fund	444,835	—	16,696,580	1,375,619	5,330,290	587,139	(1,156,382)	12,172,666
VALIC Co. I International Equities Fund	24,414	—	829,113	36,203	69,730	1,240	108,323	905,149
VALIC Co. I International Government Bond Fund	97,771	74,081	2,803,342	240,524	2,877,023	(77,754)	(89,089)	—
VALIC Co. I International Growth Fund	23,005	—	1,375,763	101,407	34,410	5,056	204,654	1,652,470
VALIC Co. I Mid Cap Index Fund	—	—	—	7,551,264	—	—	245,648	7,796,912
VALIC Co. I Nasdaq-100 Index Fund	3,984	20,367	868,113	1,736,403	11,196	952	177,000	2,771,272
VALIC Co. I Science & Technology Fund	—	—	824,065	1,290,477	595	157	206,680	2,320,784
VALIC Co. I Small Cap Index Fund	—	—	—	3,775,632	—	—	169,740	3,945,372
VALIC Co. I Small Cap Special Values Fund	8,056	—	—	1,441,948	—	—	227,436	1,669,384
VALIC Co. I Stock Index Fund	374,361	332,432	22,445,696	30,646,400	29,892,037	2,503,680	938,227	26,641,966
VALIC Co. I Value Fund	—	—	—	535,928	—	—	92,050	627,978
VALIC Co. II Capital Appreciation Fund	13,512	—	2,874,238	196,834	158,607	72,254	334,014	3,318,733
VALIC Co. II Core Bond Fund	1,322,638	823,974	69,109,526	41,740,154	54,539,411	2,008,110	(3,742,724)	54,575,655
VALIC Co. II High Yield Bond Fund	793,839	—	13,485,087	6,443,158	—	—	265,453	20,193,698
VALIC Co. II Large Cap Value Fund	—	—	—	1,647,789	48,992	4,018	291,162	1,893,977
VALIC Co. II Mid Cap Growth Fund	889	9,819	773,611	63,160	20,093	2,825	90,572	910,075
VALIC Co. II Mid Cap Value Fund	35,314	—	5,414,625	3,378,226	—	—	1,866,631	10,659,482
VALIC Co. II Small Cap Growth Fund	—	29,668	—	380,746	52,264	(3,703)	24,652	349,431
VALIC Co. II Small Cap Value Fund	21,205	72,181	—	4,277,291	—	—	755,722	5,033,013
VALIC Co. II Strategic Bond Fund	1,363,083	330,705	18,834,596	25,993,498	1,095,779	171,067	(882,556)	43,020,826

	$5,249,040	$1,858,730	$202,144,474	$161,471,246	$110,195,541	$6,003,772	$1,874,421	$261,298,372

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2013
VALIC Co. I Blue Chip Growth Fund	$7,893	$—	$10,520,022	$5,254,482	$901,491	$308,083	$1,882,458	$17,063,554
VALIC Co. I Capital Conservation Fund	297,611	—	28,427,325	457,526	17,464,316	573,266	(894,277)	11,099,524
VALIC Co. I Dividend Value Fund	559,938	—	29,154,627	10,981,485	2,460,141	654,154	5,125,189	43,455,314
VALIC Co. I Emerging Economies Fund	268,029	—	22,809,811	35,659,983	—	—	2,550,098	61,019,892
VALIC Co. I Foreign Value Fund	148,777	—	—	6,067,476	179,985	5,859	561,673	6,455,023
VALIC Co. I Global Real Estate Fund	303,004	551,855	11,411,305	16,701,359	118,201	47,654	1,181,817	29,223,934
VALIC Co. I Government Securities Fund	320,247	67,560	25,317,560	525,897	14,193,067	376,767	(971,398)	11,055,759
VALIC Co. I Inflation Protected Fund	435,836	—	16,577,466	1,049,137	6,215,468	673,558	(1,211,374)	10,873,319
VALIC Co. I International Equities Fund	173,570	—	5,975,838	288,483	149,240	(2,524)	798,461	6,911,018
VALIC Co. I International Government Bond Fund	109,518	82,981	3,182,458	226,422	3,221,761	(87,143)	(99,976)	—
VALIC Co. I International Growth Fund	107,409	—	6,616,278	218,841	42,931	5,639	985,895	7,783,722
VALIC Co. I Mid Cap Index Fund	—	—	—	21,189,437	—	—	689,305	21,878,742
VALIC Co. I Mid Cap Strategic Growth Fund	—	27,208	1,067,244	40,042	64,804	1,635	198,335	1,242,452
VALIC Co. I Nasdaq-100 Index Fund	46,852	239,509	10,345,941	2,202,082	42,721	3,165	703,699	13,212,166
VALIC Co. I Science & Technology Fund	—	—	9,562,716	2,828,137	—	—	1,499,451	13,890,304
VALIC Co. I Small Cap Index Fund	—	—	—	11,301,033	—	—	508,058	11,809,091
VALIC Co. I Small Cap Special Values Fund	42,142	—	2,297,625	5,058,866	—	—	1,289,725	8,646,216
VALIC Co. I Stock Index Fund	1,378,566	1,224,165	82,933,808	56,951,614	74,409,880	8,259,806	2,784,199	76,519,547
VALIC Co. I Value Fund	—	—	—	2,254,307	6,218	422	382,923	2,631,434
VALIC Co. II Capital Appreciation Fund	55,605	—	11,939,869	555,723	379,966	173,893	1,500,573	13,790,092
VALIC Co. II Core Bond Fund	2,062,474	1,284,876	96,300,997	40,125,767	48,858,237	2,363,297	(5,253,452)	84,678,372
VALIC Co. II High Yield Bond Fund	1,075,535	—	17,122,086	5,141,441	—	—	316,701	22,580,228
VALIC Co. II Large Cap Value Fund	—	—	—	4,501,179	142,014	11,722	802,595	5,173,482
VALIC Co. II Mid Cap Growth Fund	5,179	57,194	4,575,853	329,663	3,482	490	559,995	5,462,519
VALIC Co. II Mid Cap Value Fund	141,165	—	23,235,946	11,261,498	9,359	4,768	7,447,385	41,940,238
VALIC Co. II Small Cap Growth Fund	—	357,589	2,870,460	1,590,444	303,116	(38,938)	446,187	4,565,037
VALIC Co. II Small Cap Value Fund	86,435	294,227	2,267,144	14,826,897	—	—	3,163,796	20,257,837
VALIC Co. II Strategic Bond Fund	1,210,530	293,695	27,851,265	7,848,694	217,804	32,869	(518,478)	34,996,546

	$8,836,315	$4,480,859	$452,363,644	$265,437,915	$169,384,202	$13,368,442	$26,429,563	$588,215,362

†	Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of May 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$343,270,916	$52,198,241	$(6,502,073)	$45,696,168
Capital Appreciation	55,965,109	12,971,969	(617,338)	12,354,631
Conservative Growth Lifestyle	248,324,585	15,612,981	(2,639,194)	12,973,787
Core Bond	696,580,158	10,712,381	(7,927,235)	2,785,146
High Yield Bond	345,022,675	22,036,302	(9,688,628)	12,347,674
International Opportunities	440,272,452	95,567,942	(12,330,958)	83,236,984
Large Cap Value	151,693,973	37,148,723	(2,712,224)	34,436,499
Mid Cap Growth	111,968,778	20,442,690	(2,437,438)	18,005,252
Mid Cap Value	720,255,982	167,860,767	(14,590,102)	153,270,665
Moderate Growth Lifestyle	533,164,926	62,968,342	(7,917,906)	55,050,436
Money Market II	177,291,447	—	—	—
Small Cap Growth	76,687,786	19,570,488	(4,885,903)	14,684,585
Small Cap Value	420,891,437	120,120,318	(18,348,476)	101,771,842
Socially Responsible	484,455,567	120,868,728	(8,655,400)	112,213,328
Strategic Bond	704,403,415	18,372,378	(13,447,411)	4,924,967

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	July 29, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 29, 2013